UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2012


[LOGO OF USAA]
    USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

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       ANNUAL REPORT
       USAA EXTENDED MARKET INDEX FUND
       DECEMBER 31, 2012

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

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PRESIDENT'S MESSAGE

"OVERALL, OUR OUTLOOK IS CAUTIOUS.
DESPITE SOME SIGNS OF IMPROVEMENT,                 [PHOTO OF DANIEL S. McNAMARA]
THE U.S. ECONOMY REMAINS FRAGILE."

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FEBRUARY 2013

The financial markets recorded robust results during the one-year reporting period, with almost every asset class generating a positive return. U.S., international, and emerging markets stocks posted double-digit gains, as did many riskier fixed-income classes, including investment-grade bonds and high-yield bonds.

The results came despite mixed economic data, political uncertainty, and record low interest rates. Investors were optimistic at the beginning of 2012 as the U.S. economy -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank (ECB) continued its version of quantitative easing, flooding the European banking system with euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. Europe was in a recession and economic growth slowed in China. Market sentiment, however, remained upbeat, perhaps in anticipation of additional stimulative action by global central banks.

And indeed, during September, the Federal Reserve (the Fed) announced a third round of quantitative easing (QE3) to help boost U.S. economic growth. In QE3, the Fed made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed went even further in December, making another open-ended commitment -- in this case, to buy long-term U.S. Treasury securities every month starting in January 2013.

Across the Atlantic, the ECB announced a new quantitative easing program, extending a number of its liquidity operations to help the financial markets

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

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deal with the effects of the European sovereign debt crisis. This action also gave European Union (EU) policymakers time to address the problems of the EU's weakest members, many of which are weighed down by a staggering amount of debt. At the time of this writing, a lasting solution remains elusive and major sticking points are left, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

Meanwhile, the U.S. election campaign built to a crescendo. In the end, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acted, $600 to $700 billion in tax hikes and spending cuts were scheduled to take effect on January 1, 2013. (At the time of this writing, a temporary solution is in place and I am guardedly optimistic that some kind of long-term agreement will be reached. Whatever happens, I expect various tax increases and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.)

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. In the long term, I am optimistic. First, the United States is becoming increasingly energy self-reliant, using newly discovered natural gas and oil resources. Second, the housing market is improving and has begun to have a positive impact on the economy as a whole. Third, many companies that reduced their capital expenditures in 2012 because of political and economic uncertainties will eventually start reinvesting in their own growth. In the short term, however, I am troubled about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero.

Going forward, we will continue working hard on your behalf. From everyone at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  USAA EXTENDED MARKET INDEX FUND:

   Distributions to Shareholders                                              9

   Report of Independent Registered Public Accounting Firm                   10

   Financial Statements                                                      11

   Financial Highlights                                                      14

   Notes to Financial Statements                                             15

EXPENSE EXAMPLE                                                              21

TRUSTEES' AND OFFICERS' INFORMATION                                          23

  MASTER EXTENDED MARKET INDEX SERIES:

   Report of Independent Registered Public Accounting Firm                   30

   Schedule of Investments                                                   31

   Financial Statements                                                      78

   Financial Highlights                                                      81

   Notes to Financial Statements                                             82

OFFICERS' AND DIRECTORS' INFORMATION                                         93

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EXTENDED MARKET INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate fund advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC (BlackRock Advisors, LLC and BlackRock Investment Management, LLC are collectively referred to herein as BlackRock), with a substantially similar investment objective as the Fund. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track the Dow Jones U.S. Completion
Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGER'S COMMENTARY ON THE FUND

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o  HOW DID THE USAA EXTENDED MARKET INDEX FUND (THE FUND) PERFORM DURING THE
   REPORTING PERIOD?

   As of the end of the reporting period, the Fund had a total return of 17.47%. This compares to a return of 17.89% for the Dow Jones U.S. Completion Total Stock Market Index (the Index).

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   Following a tumultuous 2011, equity markets began the new year with a strong rally amid lower volatility. The debt situation in Europe had stabilized and global liquidity conditions improved as the European Central Bank (ECB) implemented its long-term refinancing operations. Positive economic indicators out of the United States brightened the outlook for the world economy and equities moved boldly higher through the first two months of 2012.

   A flare-up in the European debt crisis halted the rally in the spring. Political instability in Greece caused anxiety about whether the country would continue its membership in the euro zone. Spain faced severe deficit and policymaking issues and a liquidity crisis in the nation's banks. Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, was of particular concern. Many European countries fell into recession. In the United States, disappointing jobs reports signaled that the recovery was losing steam. U.S. equities gave back half of their year-to-date gains by the end of May.

Refer to page 6 for benchmark definitions.

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2  | USAA EXTENDED MARKET INDEX FUND

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   As the global economic picture dimmed, investors grew increasingly optimistic that the world's central banks would intervene to stimulate growth. Meanwhile, European leaders took meaningful steps toward fiscal integration in the euro currency bloc. These positive themes drove a powerful equity rebound in June. In July, ECB President Mario Draghi boosted investor confidence by stating that the ECB was committed to do "whatever it takes" to hold the euro zone together. This assurance along with growing hopes for additional central bank stimulus overshadowed concerns about the dreary economic landscape and U.S. stocks continued their advance through the third quarter. In September, the ECB announced its decision to backstop euro zone governments with unlimited purchases of short-term sovereign debt. Days later, the U.S. Federal Reserve announced an aggressive stimulus program involving purchases of agency mortgage-backed securities.

   Concerns about the world economy resurfaced in the fall amid political uncertainty in key nations. Global trade slowed as Europe's recession deepened, U.S. growth remained lackluster and growth continued to decelerate in China, where a once-in-a-decade leadership change compounded uncertainty. In the United States, automatic tax increases and spending cuts set to take effect at the beginning of 2013, known as the "fiscal cliff," threatened to push the nation into recession unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012. Worries that political gridlock would preclude a budget deal prior to the deadline drove high levels of volatility in equity markets around the world in the months leading up to the last day of the year. Ultimately, the United States averted the fiscal cliff with a last-minute tax deal, spurring relief rallies in stock markets globally. However, relief from U.S. fiscal worries was only partial as decisions relating to spending cuts and the national debt ceiling remained pending as financial markets closed for the year. Despite a downtrodden economic environment and a suspenseful lead-up to the U.S. fiscal cliff deadline, U.S. stock prices moved higher through the final months of 2012 as investors took on more risk to achieve meaningful returns in the low interest rate environment.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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o  PLEASE DESCRIBE THE SECTOR PERFORMANCE OF THE FUND DURING THE REPORTING
   PERIOD.

   During the reporting period, Basic Materials (+19.88%) was by far the strongest contributor to overall Index performance of 17.86%. Industries that also made meaningful contributions over the year were Consumer Goods (+22.92%), Consumer Services (+21.38%) and Financials (+18.78%). Other cyclical industries like Health Care (+23.86) and Utilities (+5.67%) also pushed up equity returns during the year. Sold gains made in the fourth quarter, made Industrials (+20.06%) a positive contributor over the year. Oil and Gas on the other hand, had a total return of just -1.92%, making it the weakest industry during 2012.

o  WHAT IS YOUR OUTLOOK?

   We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

   Thank you for your investment in the Fund.

THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF DECEMBER 31, 2012, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER. INDEX PERFORMANCE IS SHOWN FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PREPARED BY BLACKROCK INVESTMENTS, LLC, MEMBER FINRA.

(C)2013 BLACKROCK, INC. ALL RIGHTS RESERVED.

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4  | USAA EXTENDED MARKET INDEX FUND

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INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND (FUND) (Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                         12/31/12                  12/31/11
--------------------------------------------------------------------------------
Net Assets                             $398.4 Million           $353.7 Million
Net Asset Value Per Share                  $13.33                   $11.59

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                         5 Years                         10 Years
    17.47%                          3.62%                           10.39%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/11*
--------------------------------------------------------------------------------
  Before Reimbursement        0.59%           After Reimbursement        0.50%

High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.50% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                    DOW JONES U.S. COMPLETION              USAA EXTENDED
                           TOTAL STOCK                     MARKET INDEX
                          MARKET INDEX*                        FUND
12/31/2002                 $10,000.00                       $10,000.00
 1/31/2003                   9,784.11                         9,779.41
 2/28/2003                   9,535.25                         9,544.12
 3/31/2003                   9,676.32                         9,691.18
 4/30/2003                  10,482.65                        10,500.00
 5/31/2003                  11,478.88                        11,514.71
 6/30/2003                  11,751.57                        11,764.71
 7/31/2003                  12,300.52                        12,294.12
 8/31/2003                  12,816.05                        12,808.82
 9/30/2003                  12,656.91                        12,632.35
10/31/2003                  13,620.90                        13,602.94
11/30/2003                  14,090.79                        14,058.82
12/31/2003                  14,383.94                        14,344.25
 1/31/2004                  14,899.35                        14,831.75
 2/29/2004                  15,160.14                        15,097.66
 3/31/2004                  15,224.34                        15,171.52
 4/30/2004                  14,612.52                        14,536.30
 5/31/2004                  14,832.95                        14,757.89
 6/30/2004                  15,241.23                        15,156.75
 7/31/2004                  14,396.33                        14,314.71
 8/31/2004                  14,397.79                        14,314.71
 9/30/2004                  14,951.34                        14,876.07
10/31/2004                  15,227.60                        15,186.30
11/30/2004                  16,290.60                        16,220.38
12/31/2004                  16,986.75                        16,914.73
 1/31/2005                  16,411.41                        16,343.39
 2/28/2005                  16,728.97                        16,644.10
 3/31/2005                  16,408.27                        16,373.46
 4/30/2005                  15,808.67                        15,817.15
 5/31/2005                  16,750.79                        16,749.34
 6/30/2005                  17,297.27                        17,275.58
 7/31/2005                  18,271.02                        18,207.77
 8/31/2005                  18,061.55                        17,997.27
 9/30/2005                  18,198.47                        18,102.52
10/31/2005                  17,771.19                        17,711.60
11/30/2005                  18,600.23                        18,568.62
12/31/2005                  18,690.30                        18,625.53
 1/31/2006                  19,917.75                        19,795.39
 2/28/2006                  19,720.30                        19,626.07
 3/31/2006                  20,471.44                        20,364.93
 4/30/2006                  20,555.69                        20,441.90
 5/31/2006                  19,668.34                        19,579.89
 6/30/2006                  19,724.72                        19,610.68
 7/31/2006                  19,167.75                        19,056.53
 8/31/2006                  19,579.06                        19,456.75
 9/30/2006                  19,758.14                        19,672.25
10/31/2006                  20,741.17                        20,642.01
11/30/2006                  21,492.06                        21,396.26
12/31/2006                  21,546.71                        21,477.42
 1/31/2007                  22,241.67                        22,187.42
 2/28/2007                  22,186.78                        22,058.33
 3/31/2007                  22,427.35                        22,284.23
 4/30/2007                  22,983.09                        22,784.46
 5/31/2007                  23,972.24                        23,736.50
 6/30/2007                  23,620.16                        23,429.91
 7/31/2007                  22,560.79                        22,413.33
 8/31/2007                  22,788.03                        22,623.10
 9/30/2007                  23,478.99                        23,333.09
10/31/2007                  24,173.31                        24,075.36
11/30/2007                  22,817.36                        22,671.51
12/31/2007                  22,708.87                        22,489.21
 1/31/2008                  21,306.93                        21,019.55
 2/29/2008                  20,846.87                        20,592.32
 3/31/2008                  20,477.42                        20,182.19
 4/30/2008                  21,594.11                        21,292.98
 5/31/2008                  22,622.65                        22,249.96
 6/30/2008                  20,926.30                        20,575.24
 7/31/2008                  20,729.15                        20,370.17
 8/31/2008                  21,132.46                        20,780.30
 9/30/2008                  18,836.14                        18,541.64
10/31/2008                  14,949.41                        14,713.69
11/30/2008                  13,246.12                        13,038.96
12/31/2008                  13,845.61                        13,640.52
 1/31/2009                  12,811.21                        12,589.86
 2/28/2009                  11,558.39                        11,358.05
 3/31/2009                  12,554.99                        12,336.25
 4/30/2009                  14,436.79                        14,183.97
 5/31/2009                  15,036.15                        14,763.65
 6/30/2009                  15,162.21                        14,872.34
 7/31/2009                  16,527.65                        16,212.84
 8/31/2009                  17,145.05                        16,828.75
 9/30/2009                  18,140.71                        17,788.84
10/31/2009                  17,158.97                        16,792.52
11/30/2009                  17,841.36                        17,462.77
12/31/2009                  19,028.13                        18,601.19
 1/31/2010                  18,572.46                        18,145.72
 2/28/2010                  19,468.87                        19,020.22
 3/31/2010                  20,895.72                        20,404.83
 4/30/2010                  21,890.49                        21,370.42
 5/31/2010                  20,245.41                        19,767.18
 6/30/2010                  18,842.78                        18,400.78
 7/31/2010                  20,147.04                        19,657.87
 8/31/2010                  19,026.33                        18,546.53
 9/30/2010                  21,190.84                        20,659.89
10/31/2010                  22,139.31                        21,570.82
11/30/2010                  22,799.44                        22,190.25
12/31/2010                  24,473.57                        23,829.77
 1/31/2011                  24,786.59                        24,112.79
 2/28/2011                  25,887.48                        25,188.24
 3/31/2011                  26,409.61                        25,697.67
 4/30/2011                  27,197.95                        26,433.50
 5/31/2011                  26,853.40                        26,093.89
 6/30/2011                  26,226.87                        25,471.25
 7/31/2011                  25,378.82                        24,659.95
 8/31/2011                  23,304.92                        22,641.12
 9/30/2011                  20,790.93                        20,207.20
10/31/2011                  23,701.82                        23,037.33
11/30/2011                  23,566.08                        22,886.39
12/31/2011                  23,554.55                        22,869.18
 1/31/2012                  25,335.00                        24,585.85
 2/29/2012                  26,353.89                        25,552.71
 3/31/2012                  26,956.29                        26,124.93
 4/30/2012                  26,758.37                        25,927.61
 5/31/2012                  24,887.25                        24,112.29
 6/30/2012                  25,673.40                        24,862.09
 7/31/2012                  25,497.35                        24,684.51
 8/31/2012                  26,377.34                        25,532.98
 9/30/2012                  27,023.28                        26,144.66
10/31/2012                  26,666.67                        25,789.49
11/30/2012                  27,059.52                        26,184.13
12/31/2012                  27,767.98                        26,863.53

                                [END CHART]

         Data from 12/31/02 to 12/31/12.

The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 3,500 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The Dow Jones U.S. Completion Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500 Index. The Dow Jones U.S. Total Stock Market Index is an all-inclusive measure composed of all U.S. equity securities with readily available prices. This broad index is divided according to stock-size segment, style, and sector to create distinct sub-indexes that track every major segment of the market.

================================================================================

6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund. o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                              o  TOP 10 HOLDINGS  o
                                 AS OF 12/31/12
                               (% of Net Assets)*

General Motors Co. .......................................................  0.7%
Las Vegas Sands Corp. ....................................................  0.5%
Transocean Ltd.  .........................................................  0.5%
Liberty Global, Inc. .....................................................  0.5%
Annaly Capital Management, Inc. ..........................................  0.5%
Facebook, Inc. ...........................................................  0.4%
Liberty Media Corp. ......................................................  0.4%
Regeneron Pharmaceuticals, Inc. ..........................................  0.4%
Bunge Ltd.          ......................................................  0.4%
Liberty Interactive Corp., Class A .......................................  0.3%

                          o  TOP 10 INDUSTRY SECTORS  o
                                 AS OF 12/31/12
                               (% of Net Assets)*

Real Estate Investment Trusts (REIT) .....................................  8.6%
Insurance ................................................................  3.5%
Oil, Gas & Consumable Fuels ..............................................  2.9%
Software .................................................................  2.7%
Machinery ................................................................  2.6%
Energy Equipment & Services ..............................................  2.5%
Media ....................................................................  2.4%
Specialty Retail .........................................................  2.3%
Biotechnology ............................................................  2.1%
Chemicals ................................................................  2.1%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages 31-77.

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

69.70% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $2,774,648 as long-term capital gains for the fiscal year ended December 31, 2012.

For the fiscal year ended December 31, 2012, the Fund hereby designates 88.74%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $9,241 as qualifying interest income.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of USAA Extended Market Index Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Extended Market Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and with the Master Extended Market Index Series. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 25, 2013

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

--------------------------------------------------------------------------------

ASSETS
  Investment in Master Extended Market Index Series, at fair value        $398,168,383
  Receivable for capital shares sold                                           829,879
  Receivable due from USAA Asset Management Company (Note 4B)                  174,297
                                                                          ------------
        Total assets                                                       399,172,559
                                                                          ------------
LIABILITIES
  Payable for capital shares redeemed                                          693,050
  Accrued transfer agency fees                                                  16,874
  Other accrued expenses and payables                                           67,880
                                                                          ------------
        Total liabilities                                                      777,804
                                                                          ------------
          Net assets applicable to capital shares outstanding             $398,394,755
                                                                          ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $335,969,025
  Accumulated undistributed net investment income                              629,241
  Accumulated net realized loss from investments and
    futures transactions                                                    (2,700,303)
  Net unrealized appreciation on investments and futures contracts          64,496,792
                                                                          ------------
          Net assets applicable to capital shares outstanding             $398,394,755
                                                                          ============
  Capital shares outstanding                                                29,893,941
                                                                          ============
  Net asset value, redemption price, and offering price per share         $      13.33
                                                                          ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
    Dividends - unaffiliated                                              $ 7,131,399
    Foreign taxes withheld                                                    (14,731)
    Securities lending - affiliated                                           333,254
    Dividends - affiliated                                                     12,399
                                                                          -----------
       Total income                                                         7,462,321
         Expenses (Note 4B)                                                  (354,057)
                                                                          -----------
  Net allocated investment income                                           7,108,264
                                                                          -----------
FUND EXPENSES
  Administration and servicing fees                                         1,124,816
  Transfer agent's fees                                                       770,537
  Custody and accounting fees                                                   6,371
  Shareholder reporting fees                                                   39,000
  Postage                                                                      42,000
  Trustees' fees                                                               11,000
  Registration fees                                                            37,706
  Professional fees                                                            87,000
  Other                                                                        11,798
                                                                          -----------
       Total Fund expenses before reimbursement                             2,130,228
  Expenses reimbursed                                                        (566,297)
                                                                          -----------
       Total Fund expenses after reimbursement                              1,563,931
                                                                          -----------
NET INVESTMENT INCOME                                                       5,544,333
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
  Net realized gain from investment transactions                              123,756
  Net realized gain from futures transactions                                 742,492
  Net change in unrealized appreciation/depreciation on investments
    and futures contracts                                                  54,176,593
                                                                          -----------
       Net allocated realized and unrealized gain on investments
         and futures contracts                                             55,042,841
                                                                          -----------
  Increase in net assets from operations                                  $60,587,174
                                                                          ===========

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

--------------------------------------------------------------------------------------
                                                                  2012            2011
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                   $  5,544,333    $  3,264,082
  Net realized gain from investment transactions               123,756       7,592,251
  Net realized gain from futures transactions                  742,492         385,180
  Net change in unrealized appreciation/depreciation
    on investments and futures contracts                    54,176,593     (27,137,014)
                                                          ----------------------------
    Net increase (decrease) in net assets
      from operations                                       60,587,174     (15,895,501)
                                                          ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                     (5,499,738)     (2,748,957)
  Net realized gains                                        (2,744,950)    (12,623,623)
                                                          ----------------------------
    Distributions to shareholders                           (8,244,688)    (15,372,580)
                                                          ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                 54,873,628      90,169,820
  Reinvested dividends                                       8,059,603      15,061,233
  Cost of shares redeemed                                  (70,541,299)    (83,144,450)
                                                          ----------------------------
    Net increase (decrease) in net assets from
      capital share transactions                            (7,608,068)     22,086,603
                                                          ----------------------------
  Capital contribution from USAA Transfer Agency
    Company                                                          -           6,397
                                                          ----------------------------
  Net increase (decrease) in net assets                     44,734,418      (9,175,081)
NET ASSETS
  Beginning of period                                      353,660,337     362,835,418
                                                          ----------------------------
  End of period                                           $398,394,755    $353,660,337
                                                          ============================
Accumulated undistributed net investment income
  End of period                                           $    629,241    $    572,531
                                                          ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                4,260,185       7,030,522
  Shares issued for reinvested dividends                       611,503       1,314,573
  Shares redeemed                                           (5,488,819)     (6,570,783)
                                                          ----------------------------
    Increase (decrease) in shares outstanding                 (617,131)      1,774,312
                                                          ============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                           YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                             2012        2011        2010        2009        2008
                                         --------------------------------------------------------
Net asset value at
  beginning of period                    $  11.59    $  12.63    $  10.21    $   7.53    $  13.16
                                         --------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                       .19         .11         .09         .07         .11
  Net realized and unrealized
    gain (loss) on investments
    and futures transactions                 1.83        (.63)(b)    2.78        2.67       (5.32)
                                         --------------------------------------------------------
Total from investment operations             2.02        (.52)       2.87        2.74       (5.21)
                                         --------------------------------------------------------
Less distributions:
  From net investment income                (0.19)       (.09)       (.11)       (.06)       (.11)
  From realized capital gains               (0.09)       (.43)       (.34)          -        (.31)
                                         --------------------------------------------------------
Total distributions                         (0.28)       (.52)       (.45)       (.06)       (.42)
                                         --------------------------------------------------------
Net asset value at end of period         $  13.33    $  11.59    $  12.63    $  10.21    $   7.53
                                         ========================================================
Total return (%)*                           17.47       (4.03)      28.11       36.37      (39.35)
Net assets at end of period (000)        $398,395    $353,660    $362,835    $276,245    $194,859
Ratios to average net assets: **
  Expenses, including expenses
    of the Master Extended
    Market Index Series (%)(a)                .50         .50         .50         .50         .50
  Expenses before reimbursements,
    including expenses of the
    Master Extended Market
    Index Series (%)(a)                       .65         .75         .81         .96         .90
  Net investment income (%)                  1.45         .87         .86         .86        1.08
Portfolio turnover (%)***                      12          12          15          20          33

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

 ** For the year ended December 31, 2012, average net assets were $383,369,361.

*** Represents the portfolio turnover of the Master Extended Market Index
    Series.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(b) Reflected a net realized and unrealized loss per share, whereas the statement of operations reflected a net realized and unrealized gain for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At December 31, 2012, the Fund's investment was 100.00% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in
   Note 1 of the Series' financial statements included elsewhere in this report.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

B. FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

C. DERIVATIVE FINANCIAL INSTRUMENTS -- Refer to note 2 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2012, the Fund did not incur any expenses paid indirectly.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2012, the Fund paid CAPCO facility fees of $2,566, which represents 0.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book and tax basis accounting related to partnership accounting for master-feeder funds resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $193,737, increase undistributed net investment income by $12,115, and decrease accumulated net realized loss on investments by $181,622. This reclassification has no effect on net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

The tax character of distributions paid during the years ended December 31, 2012, and 2011, was as follows:

                                                        2012             2011
                                                     ---------------------------
Ordinary income*                                     $5,500,040       $5,570,484

Long-term capital gains                               2,744,648        9,802,096

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                         $   647,611

Accumulated capital and other losses                                     (612,396)

Unrealized appreciation of investments                                 62,555,370

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and mark-to-market adjustments.

Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2012, the Fund had no pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards of $612,396 for federal income tax purposes. It is unlikely that the Trust's Board of Trustee will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expired.

For the year ended December 31, 2012, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets for the fiscal year. Prior to May 1, 2012, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,124,816.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees (the Board) has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2012, the Fund reimbursed the Manager $12,101 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

    Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the year ended December 31, 2012, the Manager incurred subadministration fees, paid or payable to BlackRock, of $87,041.

B. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2013, to limit the total annual operating expenses of the Fund to 0.50% of the Fund's average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    limitation arrangement may not be changed or terminated through May 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2012, the Fund incurred reimbursable expenses of $566,297, of which $174,297 was receivable from the Manager. Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock Advisors, LLC of $23,637 (See Master Feeder Notes to Financials). Refer to
    Note 3 in the Series' Notes to Financial Statements.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $23 per shareholder account, plus out-of-pocket expenses. Prior to May 1, 2012, SAS provided transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2012, the Fund incurred transfer agent's fees paid or payable to SAS, of $770,537.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund pursuant to a Management Agreement and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2012, through December 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical

================================================================================

                                                           EXPENSE EXAMPLE |  21

================================================================================

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                 BEGINNING           ENDING          DURING PERIOD*
                               ACCOUNT VALUE     ACCOUNT VALUE       JULY 1, 2012 -
                               JULY 1, 2012    DECEMBER 31, 2012   DECEMBER 31, 2012
                              ------------------------------------------------------
Actual                           $1,000.00         $1,080.50             $2.61

Hypothetical
 (5% return before expenses)      1,000.00          1,022.62              2.54

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.05% for the six-month period of July 1, 2012, through December 31, 2012.

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  23

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, Ph.D.(2, 3, 4, 5, 6)
Trustee and Chairman
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  25

================================================================================

PAUL L. McNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors L.P. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2)  Member of Executive Committee
   (3)  Member of Audit Committee
   (4)  Member of Pricing and Investment Committee
   (5)  Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+)  Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  27

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, AMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company
      Act of 1940.

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

                              Annual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE INVESTORS OF MASTER EXTENDED MARKET INDEX SERIES AND BOARD OF DIRECTORS OF QUANTITATIVE MASTER SERIES LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the series constituting Quantitative Master Series LLC, (the "Series") as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series, of the Quantitative Master Series LLC, as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2013

================================================================================

30  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

SCHEDULE OF INVESTMENTS

December 31, 2012

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS
AEROSPACE & DEFENSE - 1.4%
     5,294     AAR Corp.                                                               $     98,892
       200     Aerosonic Corp.(a)                                                               742
     2,606     AeroVironment, Inc.(a)                                                        56,654
     4,261     Alliant Techsystems, Inc.                                                    264,012
     4,742     Arotech Corp.(a)                                                               4,884
     1,638     Astronics Corp.(a)                                                            37,468
     3,505     Astrotech Corp.(a)                                                             3,119
     1,200     Aviation General, Inc.(a)                                                          -
    13,896     BE Aerospace, Inc.(a)                                                        686,462
     1,392     CPI Aerostructures, Inc.(a)                                                   13,934
     2,145     Cubic Corp.                                                                  102,896
     6,209     Curtiss-Wright Corp.                                                         203,842
     1,365     Ducommun, Inc.(a)                                                             22,072
     4,105     Esterline Technologies Corp.(a)                                              261,119
    24,876     Exelis, Inc.                                                                 280,353
     8,426     GenCorp, Inc.(a)                                                              77,098
     6,056     Heico Corp., Class A                                                         193,671
    13,305     Hexcel Corp.(a)                                                              358,703
     6,621     Huntington Ingalls Industries, Inc.                                          286,954
     2,908     Innovative Solutions & Support, Inc.                                          10,004
     7,241     Kratos Defense & Security Solutions, Inc.(a)                                  36,422
     1,409     LMI Aerospace, Inc.(a)                                                        27,250
     2,948     Mantech International Corp., Class A                                          76,471
     5,964     Moog, Inc., Class A(a)                                                       244,703
     7,828     Orbital Sciences Corp.(a)                                                    107,792
     2,999     RBC Bearings, Inc.(a)                                                        150,160
     8,878     Smith & Wesson Holding Corp.(a)                                               74,930
    14,881     Spirit AeroSystems Holdings, Inc., Class A(a)                                252,531
     2,583     Sturm Ruger & Co., Inc.(b)                                                   117,268
     7,804     Taser International, Inc.(a)                                                  69,768
     4,902     Teledyne Technologies, Inc.(a)                                               318,973
     6,003     TransDigm Group, Inc.                                                        818,569
     6,701     Triumph Group, Inc.                                                          437,575
       720     VSE Corp.                                                                     17,647
                                                                                       ------------
                                                                                          5,712,938
                                                                                       ------------
ALTERNATIVE ENERGY - 0.1%
     3,980     Amyris, Inc.(a),(b)                                                           12,418
     4,569     Ascent Solar Technologies, Inc.(a)                                             2,833
       568     BioFuel Energy Corp.(a)                                                        2,090
       334     DayStar Technologies, Inc.(a)                                                    508
    21,060     FuelCell Energy, Inc.(a)                                                      19,312
     3,197     Green Plains Renewable Energy, Inc.(a)                                        25,288
     3,123     GreenHunter Energy, Inc.(a),(b)                                                5,059
    15,952     GT Advanced Technologies, Inc.(a)                                             48,175
     1,375     KiOR, Inc., Class A(a),(b)                                                     8,814
     1,816     Ocean Power Technologies, Inc.(a)                                              3,922
     4,744     Pacific Ethanol, Inc.(a),(b)                                                   1,499
     5,885     Plug Power, Inc.(a),(b)                                                        2,942
       909     Rex American Resources Corp.(a)                                               17,535
     5,255     Solazyme, Inc.(a)                                                             41,304
     5,665     STR Holdings, Inc.(a)                                                         14,276
     4,306     SunPower Corp.(a)                                                             24,200
     2,654     Verenium Corp.(a)                                                              5,759
                                                                                       ------------
                                                                                            235,934
                                                                                       ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 2.1%
     4,102     Allison Transmission Holdings, Inc.                                     $     83,763
     9,197     American Axle & Manufacturing Holdings, Inc.(a)                              103,006
     8,276     Cooper Tire & Rubber Co.                                                     209,879
    19,601     Dana Holding Corp.                                                           305,972
     3,626     Dorman Products, Inc.(a)                                                     128,143
    10,415     Exide Technologies(a)                                                         35,619
     2,419     Federal-Mogul Corp., Class A(a)                                               19,400
     1,979     Fuel Systems Solutions, Inc.(a)                                               29,091
   101,223     General Motors Co.(a)                                                      2,918,259
    18,852     Gentex Corp.                                                                 354,795
     4,113     Gentherm, Inc.(a)                                                             54,703
    12,746     Lear Corp.                                                                   597,023
    39,474     LKQ Corp.(a)                                                                 832,901
     3,917     LoJack Corp.(a)                                                               10,928
     6,139     Modine Manufacturing Co.(a)                                                   49,910
     1,814     Motorcar Parts of America, Inc.(a)                                            11,918
     2,934     Quantum Fuel Systems Technologies Worldwide, Inc.(a)                           1,998
       848     Shiloh Industries, Inc.                                                        8,734
     2,650     Standard Motor Products, Inc.                                                 58,883
     4,021     Stoneridge, Inc.(a)                                                           20,588
       500     Strattec Security Corp.                                                       12,905
     3,069     Superior Industries International, Inc.                                       62,608
     8,101     Tenneco, Inc.(a)                                                             284,426
     9,495     Tesla Motors, Inc.(a),(b)                                                    321,596
     5,777     Titan International, Inc.                                                    125,476
    13,378     TRW Automotive Holdings Corp.(a)                                             717,195
     3,164     U.S. Auto Parts Network, Inc.(a)                                               5,790
     6,992     Visteon Corp.(a)                                                             376,310
     8,408     WABCO Holdings, Inc.(a)                                                      548,118
                                                                                       ------------
                                                                                          8,289,937
                                                                                       ------------
BANKS - 4.9%
       774     1st Source Corp.                                                              17,098
     4,861     1st United Bancorp, Inc.(a)                                                   30,381
       200     Ameriana Bancorp                                                               1,600
     1,196     American National BankShares, Inc.                                            24,147
     3,662     Ameris Bancorp(a)                                                             45,738
     1,350     Ames National Corp.                                                           29,565
     1,759     Arrow Financial Corp.                                                         43,887
    22,503     Associated Banc-Corp.                                                        295,239
    10,796     Astoria Financial Corp.                                                      101,051
       770     Bancfirst Corp.                                                               32,617
     1,300     Bancorp of New Jersey, Inc.                                                   18,200
     4,490     The Bancorp, Inc.(a)                                                          49,255
    10,747     BancorpSouth, Inc.                                                           156,261
     3,128     BancTrust Financial Group, Inc.(a)                                             8,696
     6,240     Bank Mutual Corp.                                                             26,832
     6,015     Bank of Hawaii Corp.                                                         264,961
     1,025     Bank of Kentucky Financial Corp.                                              25,348
       803     Bank of Marin Bancorp                                                         30,080
     3,892     Bank of the Ozarks, Inc.(c)                                                  130,265
     2,716     BankFinancial Corp.                                                           20,153
     6,249     BankUnited, Inc.                                                             152,726
     2,389     Banner Corp.                                                                  73,414
       824     Bar Harbor Bankshares                                                         27,728
     2,031     BCB Bancorp, Inc.                                                             18,970
     4,923     Beneficial Mutual Bancorp, Inc.(a)                                            46,769
     1,075     Berkshire Bancorp, Inc.(a)                                                     8,815
     3,009     Berkshire Hills Bancorp, Inc.                                                 71,795
     1,663     BofI Holding, Inc.(a)                                                         46,348
     3,392     BOK Financial Corp.                                                          184,728
    10,579     Boston Private Financial Holdings, Inc.                                       95,317
     1,260     Bridge Bancorp, Inc.                                                          25,628
     1,616     Bridge Capital Holdings(a)                                                    25,145
     9,649     Brookline Bancorp, Inc.                                                       82,017
     1,719     Bryn Mawr Bank Corp.                                                          38,282
       611     California First National Bancorp                                              9,134

================================================================================

32  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       894     Camco Financial Corp.(a)                                                $      1,824
     1,086     Camden National Corp.                                                         36,891
     2,315     Cape Bancorp, Inc.(a)                                                         20,117
     1,563     Capital City Bank Group, Inc.(a)                                              17,771
    28,343     CapitalSource, Inc.                                                          214,840
    19,032     Capitol Federal Financial, Inc.                                              222,484
     4,083     Cardinal Financial Corp.                                                      66,430
     1,327     Cascade Bancorp(a)                                                             8,307
     9,725     Cathay General Bancorp                                                       189,637
     2,206     Center Bancorp, Inc.                                                          25,545
     4,087     Centerstate Banks, Inc.                                                       34,862
     3,791     Central Pacific Financial Corp.(a)                                            59,102
       731     Century Bancorp, Inc., Class A                                                24,086
     2,109     CFS Bancorp, Inc.                                                             13,160
     3,564     Chemical Financial Corp.                                                      84,681
     1,749     Chicopee Bancorp, Inc.(a)                                                     27,792
     1,826     Citizens & Northern Corp.                                                     34,511
     5,463     Citizens Republic Bancorp, Inc.(a)                                           103,633
     1,990     City Holding Co.                                                              69,352
     6,237     City National Corp.                                                          308,856
     1,775     Clifton Savings Bancorp, Inc.                                                 20,004
     1,892     CNB Financial Corp.                                                           30,991
     5,017     CoBiz Financial, Inc.                                                         37,477
       750     Colony Bankcorp, Inc.(a)                                                       2,738
     5,221     Columbia Banking System, Inc.                                                 93,665
    10,259     Commerce Bancshares, Inc.                                                    359,663
     5,167     Community Bank System, Inc.                                                  141,369
     1,971     Community Trust Bancorp, Inc.                                                 64,609
     8,056     Cullen/Frost Bankers, Inc.                                                   437,199
    11,630     CVB Financial Corp.                                                          120,952
     4,220     Dime Community Bancshares, Inc.                                               58,616
    17,589     Doral Financial Corp.(a)                                                      12,736
     2,601     Eagle Bancorp, Inc.(a)                                                        51,942
    18,878     East-West Bancorp, Inc.                                                      405,688
     2,156     Eastern Virginia Bankshares, Inc.(a)                                          11,427
     1,140     Enterprise Bancorp, Inc.                                                      18,833
     2,422     Enterprise Financial Services Corp.                                           31,656
     1,979     ESB Financial Corp.                                                           27,449
     2,145     ESSA Bancorp, Inc.                                                            23,359
     1,302     Farmers Capital Bank Corp.(a)                                                 15,950
     1,606     Fidelity Southern Corp.(a)                                                    15,337
     1,802     Financial Institutions, Inc.                                                  33,571
     1,404     First Bancorp, Inc.                                                           23,124
     2,188     First Bancorp, North Carolina                                                 28,050
     9,148     First Bancorp, Puerto Rico(a)                                                 41,898
    10,122     First Busey Corp.                                                             47,067
     3,647     First California Financial Group, Inc.(a)                                     28,155
     1,258     First Citizens Banc Corp.                                                      6,856
       658     First Citizens BancShares, Inc., Class A                                     107,583
    14,043     First Commonwealth Financial Corp.                                            95,773
     2,285     First Community Bancshares, Inc.                                              36,491
     2,958     First Connecticut Bancorp, Inc.                                               40,673
     1,557     First Defiance Financial Corp.                                                29,879
       764     First Federal Bancshares of Arkansas, Inc.(a)                                  7,449
     7,832     First Financial Bancorp                                                      114,504
     3,928     First Financial Bankshares, Inc.                                             153,231
     1,477     First Financial Corp.                                                         44,664
     2,566     First Financial Holdings, Inc.                                                33,563

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,613     First Financial Northwest, Inc.(a)                                      $     19,728
       358     First Financial Service Corp.(a)                                                 705
     2,429     First Interstate Bancsystem, Inc.                                             37,479
     1,759     First M&F Corp.                                                               12,260
     4,018     First Merchants Corp.                                                         59,627
     9,957     First Midwest Bancorp, Inc.                                                  124,662
    46,961     First Niagara Financial Group, Inc.                                          372,401
     1,298     The First of Long Island Corp.                                                36,759
     1,762     First Pactrust Bancorp, Inc.                                                  21,620
     9,105     First Republic Bank                                                          298,462
       108     First Security Group, Inc.(a)                                                    241
     1,978     First South Bancorp, Inc.(a)                                                   9,494
     1,435     First United Corp.(a)                                                         10,289
    14,187     FirstMerit Corp.                                                             201,314
     2,769     Flagstar Bancorp, Inc.(a)                                                     53,719
     4,169     Flushing Financial Corp.                                                      63,952
    18,312     FNB Corp.                                                                    194,473
     1,425     FNB United Corp.(a)                                                           16,530
     1,899     Fox Chase Bancorp., Inc.                                                      31,618
     2,309     Franklin Financial Corp.(a)                                                   38,283
    25,986     Fulton Financial Corp.                                                       249,725
     1,772     German American Bancorp, Inc.                                                 38,488
     9,562     Glacier Bancorp, Inc.                                                        140,657
     1,286     Great Southern Bancorp, Inc.                                                  32,729
    15,184     Guaranty Bancorp(a)                                                           29,609
     3,404     Hampton Roads Bankshares, Inc.(a)                                              4,051
    10,987     Hancock Holding Co.                                                          348,727
     4,278     Hanmi Financial Corp.(a)                                                      58,138
     1,149     Hawthorn Bancshares, Inc.                                                      9,043
     2,008     Heartland Financial USA, Inc.                                                 52,509
     3,604     Heritage Commerce Corp.(a)                                                    25,156
     2,255     Heritage Financial Corp.                                                      33,126
     1,094     HMN Financial, Inc.(a)                                                         3,807
     1,539     Home Bancorp, Inc.(a)                                                         28,087
     3,108     Home Bancshares, Inc.                                                        102,626
     2,462     Home Federal Bancorp, Inc.                                                    30,603
     3,179     HomeTrust Bancshares, Inc.(a)                                                 42,948
     1,182     Horizon Bancorp                                                               23,226
     2,243     Hudson Valley Holding Corp.                                                   34,924
     3,823     IBERIABANK Corp.                                                             187,786
     2,878     Independent Bank Corp.                                                        83,318
     1,901     Independent Bank Corp./MI(a)                                                   6,654
     7,067     International Bancshares Corp.                                               127,559
     3,247     Intervest Bancshares Corp.(a)                                                 12,631
     6,527     Investors Bancorp, Inc.(a)                                                   116,050
     2,474     Kearny Financial Corp.                                                        24,122
     3,513     Lakeland Bancorp, Inc.                                                        35,762
     2,160     Lakeland Financial Corp.                                                      55,814
     4,611     Macatawa Bank Corp.(a)                                                        13,326
     2,922     MainSource Financial Group, Inc.                                              37,022
     7,253     MB Financial, Inc.                                                           143,247
     1,247     Mercantile Bank Corp.(a)                                                      20,576
       842     Merchants Bancshares, Inc.                                                    22,540
     2,216     Metro Bancorp, Inc.(a)                                                        29,296
     1,426     Midsouth Bancorp, Inc.                                                        23,315
     1,321     MidwestOne Financial Group, Inc.                                              27,094
     1,313     MutualFirst Financial, Inc.                                                   15,283
       717     NASB Financial, Inc.(a)                                                       15,322
     1,112     National Bankshares, Inc.                                                     36,018
    15,810     National Penn Bancshares, Inc.                                               147,349
     4,425     NBT Bancorp, Inc.                                                             89,695
    58,245     New York Community Bancorp, Inc.                                             763,009
     3,062     Newbridge Bancorp(a)                                                          14,177
     1,108     North Valley Bancorp(a)                                                       15,723

================================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,328     Northfield Bancorp, Inc.                                                $     35,502
     1,133     Northrim BanCorp, Inc.                                                        25,662
    12,784     Northwest Bancshares, Inc.                                                   155,198
       689     Norwood Financial Corp.                                                       20,456
     2,490     OceanFirst Financial Corp.                                                    34,238
       934     Ohio Valley Banc Corp.                                                        17,559
    13,323     Old National Bancorp                                                         158,144
     5,047     Old Second Bancorp, Inc.(a)                                                    6,157
     1,924     OmniAmerican Bancorp, Inc.(a)                                                 44,502
     5,492     Oriental Financial Group, Inc.                                                73,318
     5,471     Oritani Financial Corp.                                                       83,816
     1,278     Orrstown Financial Service, Inc.(a)                                           12,537
     2,847     Pacific Continental Corp.                                                     27,701
     4,243     PacWest Bancorp                                                              105,142
     1,676     Park National Corp.                                                          108,320
     8,857     Park Sterling Corp.(a)                                                        46,322
     1,408     Peapack-Gladstone Financial Corp.                                             19,825
       801     Penns Woods Bancorp, Inc.                                                     29,965
     1,383     Peoples Bancorp of North Carolina, Inc.                                       12,807
     1,402     Peoples Bancorp, Inc.                                                         28,643
     1,245     Peoples Financial Corp.                                                       11,367
     4,498     Pinnacle Financial Partners, Inc.(a)                                          84,742
    13,464     Popular, Inc.(a)                                                             279,917
     1,044     Porter Bancorp, Inc.(a)                                                          762
     1,827     Preferred Bank(a)                                                             25,943
     2,866     Premierwest Bancorp(a)                                                         4,614
     7,927     PrivateBancorp, Inc.                                                         121,442
     5,672     Prosperity Bancshares, Inc.                                                  238,224
     1,754     Provident Financial Holdings, Inc.                                            30,695
     7,279     Provident Financial Services, Inc.                                           108,603
     5,455     Provident New York Bancorp                                                    50,786
     2,347     Pulaski Financial Corp.                                                       21,006
     5,525     PVF Capital Corp.(a)                                                          12,100
     3,407     Renasant Corp.                                                                65,210
     1,556     Republic Bancorp, Inc., Class A                                               32,878
     4,534     Republic First Bancorp, Inc.(a)                                                9,385
     7,170     Riverview Bancorp, Inc.(a)                                                    12,117
     4,069     Rockville Financial, Inc.                                                     52,490
     1,497     Roma Financial Corp.                                                          22,635
     1,265     Royal Bancshares of Pennsylvania, Class A(a)                                   1,505
     3,804     S&T Bancorp, Inc.                                                             68,738
     3,398     Sandy Spring Bancorp, Inc.                                                    65,989
     2,359     SCBT Financial Corp.                                                          94,785
    11,405     Seacoast Banking Corp. of Florida(a)                                          18,362
     1,363     Shore Bancshares, Inc.                                                         7,333
     1,748     Sierra Bancorp                                                                19,980
     6,318     Signature Bank(a),(b)                                                        450,726
     2,082     Simmons First National Corp., Class A                                         52,800
     2,348     Southside Bancshares, Inc.                                                    49,449
     2,692     Southwest Bancorp, Inc.(a)                                                    30,150
     4,614     State Bank Financial Corp.                                                    73,270
     3,273     StellarOne Corp.                                                              46,280
     4,510     Sterling Bancorp                                                              41,086
     3,856     Sterling Financial Corp.                                                      80,513
     1,613     Suffolk Bancorp(a)                                                            21,130
       785     Summit Financial Group, Inc.(a)                                                3,878
     6,375     Sun Bancorp, Inc.(a)                                                          22,568
    24,512     Susquehanna Bancshares, Inc.                                                 256,886
     5,887     SVB Financial Group(a)                                                       329,495
     1,899     SY Bancorp, Inc.                                                              42,576
    95,686     Synovus Financial Corp.                                                      234,431
     2,118     Taylor Capital Group, Inc.(a)                                                 38,230
    21,404     TCF Financial Corp.                                                          260,059
     1,729     Territorial Bancorp., Inc.                                                    39,508

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                                                   SCHEDULE OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,361     Texas Capital Bancshares, Inc.(a)                                       $    240,280
    11,099     TFS Financial Corp.(a)                                                       106,772
     1,492     Tompkins Trustco, Inc.                                                        59,143
     4,174     Towne Bank                                                                    64,655
     1,982     Trico Bancshares                                                              33,199
    12,856     TrustCo Bank Corp. NY                                                         67,880
     8,199     Trustmark Corp.                                                              184,150
     4,188     UMB Financial Corp.                                                          183,602
    14,664     Umpqua Holdings Corp.                                                        172,889
     2,830     Union First Market Bankshares Corp.                                           44,629
     1,417     United Bancorp, Inc.                                                           9,040
     6,144     United Bankshares, Inc.                                                      149,422
     6,288     United Community Banks, Inc.(a)                                               59,233
     4,444     United Community Financial Corp.(a)                                           12,843
     2,280     United Financial Bancorp, Inc.                                                35,842
     3,530     United Security Bancshares(a)                                                  9,107
     2,482     Univest Corp. of Pennsylvania                                                 42,442
    25,864     Valley National Bancorp                                                      240,535
     5,140     ViewPoint Financial Group                                                    107,632
     3,954     Virginia Commerce Bancorp(a)                                                  35,388
     2,564     Washington Banking Co.                                                        34,922
    13,893     Washington Federal, Inc.                                                     234,375
     2,042     Washington Trust Bancorp, Inc.                                                53,725
     2,121     Waterstone Financial, Inc.(a)                                                 16,544
    10,065     Webster Financial Corp.                                                      206,836
     3,289     WesBanco, Inc.                                                                73,082
     2,563     West Bancorp., Inc.                                                           27,629
     2,464     West Coast Bancorp(a)                                                         54,578
     3,564     Westamerica Bancorp                                                          151,791
     9,774     Western Alliance Bancorp(a)                                                  102,920
     4,229     Westfield Financial, Inc.                                                     30,576
     8,893     Wilshire Bancorp, Inc.(a)                                                     52,202
     4,810     Wintrust Financial Corp.                                                     176,527
     1,149     WSFS Financial Corp.                                                          48,545
     3,178     Yardkin Valley Financial Corp.(a)                                              9,343
                                                                                       ------------
                                                                                         19,343,480
                                                                                       ------------
BEVERAGES - 0.1%
     1,079     Boston Beer Co., Inc., Class A(a),(b)                                        145,072
     7,333     Central European Distribution Corp.(a),(b)                                    15,913
       656     Coca-Cola Bottling Co. Consolidated                                           43,624
     1,511     Craft Brew Alliance, Inc.(a)                                                   9,791
    10,566     Jamba, Inc.(a)                                                                23,668
     1,709     National Beverage Corp.(a)                                                    24,934
     3,948     Primo Water Corp.(a)                                                           4,698
       971     Willamette Valley Vineyards, Inc.(a)                                           3,583
                                                                                       ------------
                                                                                            271,283
                                                                                       ------------
CHEMICALS - 2.5%
     3,839     A. Schulman, Inc.                                                            111,062
     3,697     Aceto Corp.                                                                   37,118
    11,773     Albemarle Corp.(c)                                                           731,339
     3,233     American Vanguard Corp.                                                      100,449
     9,690     Ashland, Inc.                                                                779,173
     3,924     Balchem Corp.                                                                142,834
     7,872     Cabot Corp.                                                                  313,227
     7,591     Calgon Carbon Corp.(a)                                                       107,640
     4,211     Cambrex Corp.(a)                                                              47,921
    21,140     Celanese Corp., Series A                                                     941,364
     1,050     Chase Corp.                                                                   19,530
    13,019     Chemtura Corp.(a)                                                            276,784
     3,595     Codexis, Inc.(a)                                                               7,945
     6,027     Cytec Industries, Inc.                                                       414,838
    11,456     Ferro Corp.(a)                                                                47,886
     2,057     FutureFuel Corp.                                                              24,355
     4,631     Georgia Gulf Corp.                                                           191,168
     6,525     H.B. Fuller Co.                                                              227,201

================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,219     Hawkins, Inc.                                                           $     47,102
    25,305     Huntsman Corp.                                                               402,350
     2,897     Innophos Holdings, Inc.                                                      134,711
     7,087     Intrepid Potash, Inc.                                                        150,882
     1,340     KMG Chemicals, Inc.                                                           23,544
     2,764     Koppers Holdings, Inc.                                                       105,447
     4,392     Kraton Performance Polymers, Inc.(a)                                         105,540
     2,606     Kronos Worldwide, Inc.(b)                                                     50,817
     2,547     LSB Industries, Inc.(a)                                                       90,215
     4,583     Metabolix, Inc.(a)                                                             6,783
     4,646     Minerals Technologies, Inc.                                                  185,468
     1,427     NewMarket Corp.                                                              374,159
       962     NL Industries, Inc.                                                           11,015
    10,411     Olin Corp.                                                                   224,773
     4,207     OM Group, Inc.(a)                                                             93,395
     6,465     Omnova Solutions, Inc.(a)                                                     45,320
     1,735     Penford Corp.(a)                                                              12,804
    11,833     PolyOne Corp.                                                                241,630
     6,250     Polypore International, Inc.(a),(b)                                          290,625
     1,785     Quaker Chemical Corp.                                                         96,140
    30,656     Rentech, Inc.(a)                                                              80,625
    10,330     Rockwood Holdings, Inc.                                                      510,922
    17,476     RPM International, Inc.                                                      513,095
     5,573     Senomyx, Inc.(a)                                                               9,363
     6,586     Sensient Technologies Corp.                                                  234,198
     4,177     Spartech Corp.(a)                                                             37,885
     2,198     Stepan Co.                                                                   122,077
       421     TOR Minerals International, Inc.(a)                                            4,555
     3,039     Tredegar Corp.                                                                62,056
     3,047     Tronox Ltd., Class A                                                          55,608
     2,609     Valhi, Inc.                                                                   32,613
     9,374     W.R. Grace & Co.(a)                                                          630,214
     2,664     Westlake Chemical Corp.                                                      211,255
     3,437     Zagg, Inc.(a)                                                                 25,296
     3,058     Zep, Inc.                                                                     44,158
     3,792     Zoltek Cos., Inc.(a)                                                          29,388
                                                                                       ------------
                                                                                          9,817,862
                                                                                       ------------
CONSTRUCTION & MATERIALS - 2.7%
     5,113     A.O. Smith Corp.                                                             322,477
     2,614     Aaon, Inc.                                                                    54,554
     5,601     Acuity Brands, Inc.                                                          379,356
    14,251     AECOM Technology Corp.(a)                                                    339,174
     5,234     Aegion Corp.(a)                                                              116,142
     2,678     Ameresco, Inc., Class A(a)                                                    26,271
     5,462     American DG Energy, Inc.(a)                                                   12,617
     1,301     American Woodmark Corp.(a)                                                    36,194
     3,829     Apogee Enterprises, Inc.                                                      91,781
     1,410     Argan, Inc.                                                                   25,380
     2,857     Armstrong World Industries, Inc.                                             144,936
       102     Baran Group Ltd.(a)                                                              408
     4,661     BlueLinx Holdings, Inc.(a)                                                    13,097
     7,703     Builders FirstSource, Inc.(a)                                                 42,983
     6,015     Eagle Materials, Inc.                                                        351,877
     8,748     EMCOR Group, Inc.                                                            302,768
    21,464     Fortune Brands Home & Security, Inc.(a)                                      627,178
    13,961     Foster Wheeler AG(a)                                                         339,532
     3,491     Generac Holdings, Inc.                                                       119,776
     4,125     Gibraltar Industries, Inc.(a)                                                 65,670
     4,576     Granite Construction, Inc.                                                   153,845
     7,466     Great Lakes Dredge & Dock Corp.                                               66,671
     6,291     Griffon Corp.                                                                 72,095
     8,688     Headwaters, Inc.(a)                                                           74,369
     3,739     Hill International, Inc.(a)                                                   13,685
     2,223     Insteel Industries, Inc.                                                      27,743
     2,175     Integrated Electrical Services, Inc.(a)                                       10,136
    19,501     KBR, Inc.                                                                    583,470
     1,361     L.B. Foster Co., Class A                                                      59,122
     2,645     Layne Christensen Co.(a)                                                      64,194
     6,031     Lennox International, Inc.                                                   316,748
    18,500     Louisiana-Pacific Corp.(a)                                                   357,420
     6,072     Martin Marietta Materials, Inc.                                              572,468

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                                                   SCHEDULE OF INVESTMENTS |  37

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,673     Mastec, Inc.(a)                                                         $    191,288
    24,894     MDU Resources Group, Inc.                                                    528,749
    20,773     Mueller Water Products, Inc., Series A                                       116,537
     2,806     MYR Group, Inc.(a)                                                            62,434
     2,792     NCI Building Systems, Inc.(a)                                                 38,809
     2,091     Nortek, Inc.(a)                                                              138,529
     1,360     Northwest Pipe Co.(a)                                                         32,450
       642     Omega Flex, Inc.(a)                                                            7,935
     3,669     Orion Marine Group, Inc.(a)                                                   26,820
    15,742     Owens Corning, Inc.(a)                                                       582,297
     3,696     PGT, Inc.(a)                                                                  16,632
     2,573     Pike Electric Corp.(a)                                                        24,572
     4,130     Primoris Services Corp.                                                       62,115
     4,886     Quanex Building Products Corp.                                                99,723
     8,845     Shaw Group, Inc.(a)                                                          412,265
     5,209     Simpson Manufacturing Co., Inc.                                              170,803
     2,322     Sterling Construction Co., Inc.(a)                                            23,081
     2,778     Texas Industries, Inc.(a)                                                    141,706
     2,392     Thermon Group Holdings, Inc.(a)                                               53,892
     2,546     TRC Cos., Inc.(a)                                                             14,818
     2,027     Trex Co., Inc.(a)                                                             75,465
     4,612     Tutor Perini Corp.(a)                                                         63,184
     2,582     Universal Forest Products, Inc.                                               98,219
    11,920     USG Corp.(a),(b)                                                             334,594
     3,132     Valmont Industries, Inc.                                                     427,675
    11,208     Valspar Corp.                                                                699,379
     3,887     Watsco, Inc.                                                                 291,136
     3,633     Watts Water Technologies, Inc., Class A                                      156,183
                                                                                       ------------
                                                                                         10,675,427
                                                                                       ------------
ELECTRICITY - 1.8%
     4,501     Allete, Inc.                                                                 184,451
    14,673     Alliant Energy Corp.                                                         644,291
     5,858     Black Hills Corp.                                                            212,880
    52,281     Calpine Corp.(a)                                                             947,855
     2,040     CH Energy Group, Inc.                                                        133,049
     7,972     Cleco Corp.                                                                  318,960
    17,763     Covanta Holding Corp.                                                        327,194
    11,119     Dynegy, Inc.(a)                                                              212,707
     5,325     El Paso Electric Co.                                                         169,921
     5,793     The Empire District Electric Co.                                             118,061
    20,249     Great Plains Energy, Inc.                                                    411,257
    12,894     Hawaiian Electric Industries, Inc.                                           324,155
     6,473     IDACORP, Inc.                                                                280,605
     6,931     ITC Holdings Corp.                                                           533,063
     3,072     MGE Energy, Inc.                                                             156,518
     4,811     NorthWestern Corp.                                                           167,086
         1     NRG Energy, Inc.                                                                  20
    31,414     NV Energy, Inc.                                                              569,850
     2,301     Ormat Technologies, Inc.                                                      44,363
     9,927     Portland General Electric Co.                                                271,603
    23,727     U.S. Geothermal, Inc.(a)                                                       8,589
     6,815     UIL Holdings Corp.                                                           244,045
     2,233     Unitil Corp.                                                                  57,879
     5,422     UNS Energy Corp.                                                             230,001
    16,825     Westar Energy, Inc.                                                          481,532
                                                                                       ------------
                                                                                          7,049,935
                                                                                       ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.1%
     3,371     Active Power, Inc.(a)                                                         11,293
     1,899     Adept Technology, Inc.(a)                                                      4,956
     2,890     Aeroflex Holding Corp.(a)                                                     20,230
     1,204     Allied Motion Technologies, Inc.                                               7,850
     1,001     Altair Nanotechnologies, Inc.(a)                                               2,192
     1,170     American Science & Engineering, Inc.                                          76,296
     5,642     American Superconductor Corp.(a)                                              14,782
    32,311     AMETEK, Inc.                                                               1,213,924
     2,056     Anaren, Inc.(a)                                                               39,989
     3,685     Anixter International, Inc.                                                  235,766
     4,663     API Technologies Corp.(a)                                                     13,709
    14,010     Arrow Electronics, Inc.(a)                                                   533,501
    18,136     Avnet, Inc.(a)                                                               555,143

================================================================================

38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,975     AVX Corp.                                                               $     64,411
     3,380     AZZ, Inc.                                                                    129,893
     1,944     Badger Meter, Inc.                                                            92,165
     2,537     Ballantyne Strong, Inc.(a)                                                     8,372
     1,699     Bel Fuse, Inc.                                                                33,215
     5,912     Belden, Inc.                                                                 265,981
     7,537     Benchmark Electronics, Inc.(a)                                               125,265
     6,074     Brady Corp.                                                                  202,872
    42,444     Capstone Turbine Corp.(a)                                                     37,775
     5,416     Checkpoint Systems, Inc.(a)                                                   58,168
     5,322     Cognex Corp.                                                                 195,956
     3,189     Coherent, Inc.(a)                                                            161,427
     1,534     Coleman Cable, Inc.                                                           14,220
     4,722     CTS Corp.                                                                     50,195
     1,403     Cyberoptics Corp.(a)                                                          10,410
     5,085     Daktronics, Inc.                                                              56,291
     5,027     Echelon Corp.(a)                                                              12,316
     2,635     Electro Rent Corp.                                                            40,526
     3,399     Electro Scientific Industries, Inc.                                           33,820
     3,773     eMagin Corp.                                                                  13,470
     2,456     Encore Wire Corp.                                                             74,441
     3,448     EnerNOC, Inc.(a)                                                              40,514
     6,377     EnerSys(a)                                                                   239,967
     3,555     ESCO Technologies, Inc.                                                      132,993
     3,095     Fabrinet(a),(b)                                                               40,668
     2,341     Faro Technologies, Inc.(a)                                                    83,527
     5,140     FEI Co.                                                                      285,064
     6,546     General Cable Corp.(a)                                                       199,064
    16,819     GrafTech International Ltd.(a)                                               157,930
     3,149     Greatbatch, Inc.(a)                                                           73,183
     2,277     Houston Wire & Cable Co.                                                      27,939
     7,063     Hubbell, Inc., Class B                                                       597,742
     7,284     II-VI, Inc.(a)                                                               133,079
     3,706     Intevac, Inc.(a)                                                              16,936
     1,324     IntriCon Corp.(a)                                                              5,336
     3,878     IPG Photonics Corp.                                                          258,469
     5,315     Itron, Inc.(a)                                                               236,783
     5,944     Kemet Corp.(a)                                                                29,898
     1,334     Landauer, Inc.                                                                81,654
     3,924     Lightpath Technologies, Inc., Class A(a)                                       3,488
     3,916     Lime Energy Co.(a)                                                             2,271
     2,939     Littelfuse, Inc.                                                             181,366
     3,032     LSI Industries, Inc.                                                          21,254
       607     Magnetek, Inc.(a)                                                              6,252
     4,314     Maxwell Technologies, Inc.(a)                                                 35,763
     2,148     Measurement Specialties, Inc.(a)                                              73,805
     5,028     Methode Electronics, Inc.                                                     50,431
     4,105     Mettler-Toledo International, Inc.(a)                                        793,496
     3,842     Microvision, Inc.(a)                                                           7,338
     2,197     MTS Systems Corp.                                                            111,893
     1,332     Multi-Fineline Electronix, Inc.(a)                                            26,920
     3,820     Napco Security Technologies, Inc.(a)                                          13,905
    12,570     National Instruments Corp.                                                   324,432
     5,350     Newport Corp.(a)                                                              71,957
       763     NVE Corp.(a)                                                                  42,339
     2,807     Orion Energy Systems, Inc.(a)                                                  4,660
     2,521     OSI Systems, Inc.(a)                                                         161,445
       865     Parametric Sound Corp.(a),(b)                                                  5,934
     2,609     Park Electrochemical Corp.                                                    67,130
     5,103     Planar Systems, Inc.(a)                                                        7,297
     4,762     Plexus Corp.(a)                                                              122,860
     1,238     Powell Industries, Inc.(a)                                                    51,414
    16,533     Power-One, Inc.(a)                                                            67,951
     4,283     Powerwave Technologies, Inc.(a),(b)                                            1,328
     5,789     Pulse Electronics Corp.(a)                                                     1,797
     5,631     Regal-Beloit Corp.                                                           396,817
     4,006     Research Frontiers, Inc.(a)                                                   14,982
     1,792     Richardson Electronics Ltd.                                                   20,285
     3,811     Rofin-Sinar Technologies, Inc.(a)                                             82,622
     2,172     Rogers Corp.(a)                                                              107,862
     2,352     Rubicon Technology, Inc.(a)                                                   14,371
    11,040     Sanmina Corp.(a)                                                             122,213

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       400     Servotronics, Inc.                                                      $      3,120
     1,200     Sigmatron International, Inc.(a)                                               4,884
       578     SL Industries, Inc.                                                           10,404
     7,050     Synthesis Energy Systems, Inc.(a)                                              7,544
    16,787     Trimble Navigation Ltd.(a)                                                 1,003,527
     7,237     TTM Technologies, Inc.(a)                                                     66,580
     2,906     Ultralife Batteries, Inc.(a)                                                   9,415
     5,446     Universal Display Corp.(a)                                                   139,527
     5,140     UQM Technologies, Inc.(a)                                                      3,906
     5,190     Veeco Instruments, Inc.(a)                                                   153,209
       729     Viasystems Group, Inc.(a)                                                      8,894
     2,853     Vicor Corp.(a)                                                                15,463
    17,552     Vishay Intertechnology, Inc.(a)                                              186,578
     2,195     Vishay Precision Group, Inc.(a)                                               29,018
     5,797     WESCO International, Inc.(a)                                                 390,892
     6,884     Zebra Technologies Corp., Class A(a),(b)                                     270,404
     2,705     Zygo Corp.(a)                                                                 42,469
                                                                                       ------------
                                                                                         12,415,278
                                                                                       ------------
FINANCIAL SERVICES - 2.9%
     6,850     Affiliated Managers Group, Inc.(a)                                           891,528
     6,596     Artio Global Investors, Inc.                                                  12,532
     2,516     Asset Acceptance Capital Corp.(a)                                             11,322
     1,806     Asta Funding, Inc.                                                            17,175
     1,465     Atlanticus Holdings Corp.(a)                                                   4,908
    10,519     BBCN Bancorp, Inc.(a)                                                        121,705
    12,924     BGC Partners, Inc.                                                            44,717
     2,844     Calamos Asset Management, Inc., Class A                                       30,061
     3,909     Cash America International, Inc.                                             155,070
    11,520     CBOE Holdings, Inc.                                                          339,379
       949     CIFC Corp.(a)                                                                  7,592
    26,677     CIT Group, Inc.(a)                                                         1,030,799
     2,394     Cohen & Steers, Inc.                                                          72,945
    11,162     Cowen Group, Inc., Class A(a)                                                 27,347
     1,324     Credit Acceptance Corp.(a)                                                   134,624
     6,027     DFC Global Corp.(a)                                                          111,560
       419     Diamond Hill Investments Group, Inc.                                          28,433
     4,220     Duff & Phelps Corp.                                                           65,916
    15,431     Eaton Vance Corp.                                                            491,477
     3,143     Encore Capital Group, Inc.(a)                                                 96,239
     2,277     Epoch Holding Corp.                                                           63,528
     3,511     Evercore Partners, Inc., Class A                                             105,997
     6,027     Ezcorp, Inc.(a)                                                              119,696
     5,608     FBR & Co.(a)                                                                  21,703
     1,535     Federal Agricultural Mortgage Corp., Class B                                  49,888
    12,392     Federated Investors, Inc., Class B                                           250,690
    28,186     Fidelity National Financial, Inc., Class A                                   663,780
     5,619     Financial Engines, Inc.(a)                                                   155,927
     3,534     First Cash Financial Services, Inc.(a)                                       175,357
    12,084     The First Marblehead Corp.(a)                                                  9,388
     3,424     FXCM, Inc.                                                                    34,480
       597     GAMCO Investors, Inc., Class A                                                31,683
     8,540     GFI Group, Inc.                                                               27,670
     9,785     Gleacher & Co., Inc.(a)                                                        7,339
     2,941     Green Dot Corp., Class A(a)                                                   35,880
     3,601     Greenhill & Co., Inc.                                                        187,216
     3,012     Imperial Holdings, Inc.(a)                                                    13,403
     2,236     Institutional Financial Market, Inc.                                           2,683
     5,109     Interactive Brokers Group, Inc., Class A                                      69,891
     2,019     International FCStone, Inc.(a),(b)                                            35,151

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40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,474     Intersections, Inc.                                                     $     13,974
     5,281     Investment Technology Group, Inc.(a)                                          47,529
    24,906     Janus Capital Group, Inc.                                                    212,199
    17,034     Jefferies Group, Inc.                                                        316,321
     2,564     JMP Group, Inc.                                                               15,564
     4,678     KBW, Inc.                                                                     71,573
    13,485     Knight Capital Group, Inc., Class A(a)                                        47,332
    17,312     Ladenburg Thalmann Financial Services, Inc.(a)                                24,237
     4,992     LPL Financial Holdings, Inc.                                                 140,575
     4,966     MarketAxess Holdings, Inc.                                                   175,300
     1,403     Marlin Business Services, Inc.                                                28,144
     2,817     Medallion Financial Corp.                                                     33,072
    27,437     MGIC Investment Corp.(a)                                                      72,982
     1,948     MicroFinancial, Inc.                                                          14,181
     2,824     MoneyGram International, Inc.(a)                                              37,531
    16,283     MSCI, Inc.(a),(b)                                                            504,610
     5,462     National Financial Partners Corp.(a)                                          93,619
     3,474     Nelnet, Inc., Class A                                                        103,491
     4,853     Netspend Holdings, Inc.(a)                                                    57,363
     2,808     NewStar Financial, Inc.(a)                                                    39,340
    15,485     Ocwen Financial Corp.(a)                                                     535,626
     1,335     Oppenheimer Holdings, Inc.                                                    23,055
     3,113     Pico Holdings, Inc.(a)                                                        63,101
     2,246     Piper Jaffray Cos.(a)                                                         72,164
     2,264     Portfolio Recovery Associates, Inc.(a)                                       241,931
     2,930     Pzena Investment Management, Inc., Class A                                    15,822
    17,922     Radian Group, Inc.                                                           109,503
    14,623     Raymond James Financial, Inc.                                                563,424
     2,855     Resource America, Inc., Class A                                               19,043
     2,987     Safeguard Scientifics, Inc.(a)                                                44,058
    17,993     SEI Investments Co.                                                          419,957
     2,605     Stewart Information Services Corp.                                            67,730
     6,635     Stifel Financial Corp.(a),(b)                                                212,121
     3,739     SWS Group, Inc.(a)                                                            19,779
    30,013     TD Ameritrade Holding Corp.                                                  504,519
     1,018     Tree.com, Inc.(a)                                                             18,355
     2,032     U.S. Global Investors, Inc.                                                    8,148
       834     Virtus Investment Partners, Inc.(a)                                          100,864
    11,510     Waddell & Reed Financial, Inc., Class A                                      400,778
     2,622     Walker & Dunlop, Inc.(a)                                                      43,683
     1,090     Westwood Holdings Group, Inc.                                                 44,581
     8,233     WisdomTree Investments, Inc.(a)                                               50,386
     1,777     World Acceptance Corp.(a)                                                    132,493
                                                                                        -----------
                                                                                         11,516,737
                                                                                        -----------
FIXED LINE TELECOMMUNICATIONS - 0.4%
     9,630     8x8, Inc.(a)                                                                  71,166
     7,188     Alaska Communications Systems Group, Inc.                                     13,945
     4,242     Cbeyond Communications, Inc.(a)                                               38,348
    27,016     Cincinnati Bell, Inc.(a)                                                     148,048
     4,879     Consolidated Communications Holdings, Inc.                                    77,674
     3,648     Fairpoint Communications, Inc.(a),(b)                                         28,965
     4,596     General Communication, Inc., Class A(a)                                       44,076
     1,088     Hawaiian Telcom HoldCo, Inc.(a)                                               21,216
     1,959     HickoryTech Corp.                                                             19,061
     2,232     IDT Corp., Class B                                                            21,293
     6,172     inContact, Inc.(a)                                                            31,971
    21,353     Level 3 Communications, Inc.(a)                                              493,468
     2,200     Lumos Networks Corp.                                                          22,044

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,822     Primus Telecommunications Group, Inc.                                   $     19,805
    20,129     TW Telecom, Inc.(a)                                                          512,685
    19,630     Vonage Holdings Corp.(a)                                                      46,523
     1,070     Warwick Valley Telephone Co.                                                  11,074
                                                                                       ------------
                                                                                          1,621,362
                                                                                       ------------
FOOD & DRUG RETAILERS - 0.7%
       256     Arden Group, Inc., Class A                                                    23,032
     5,073     Casey's General Stores, Inc.                                                 269,376
     1,573     The Chefs' Warehouse, Inc.(a)                                                 24,869
     1,611     Core-Mark Holdings Co., Inc.                                                  76,281
     5,561     The Fresh Market, Inc.(a)                                                    267,428
     9,996     GNC Holdings, Inc., Class A                                                  332,667
     6,414     Harris Teeter Supermarkets                                                   247,324
     1,922     Ingles Markets, Inc., Class A                                                 33,174
     1,557     Nash Finch Co.                                                                33,133
    14,547     Omnicare, Inc.                                                               525,147
     3,370     The Pantry, Inc.(a)                                                           40,878
     2,946     PetMed Express, Inc.                                                          32,701
    95,743     Rite Aid Corp.(a)                                                            130,210
     2,921     Spartan Stores, Inc.                                                          44,866
    28,364     SUPERVALU, Inc.(b)                                                            70,059
     6,562     United Natural Foods, Inc.(a)                                                351,658
       843     Village Super Market, Inc., Class A                                           27,701
     4,000     Vitamin Shoppe, Inc.(a)                                                      229,440
     1,399     Weis Markets, Inc.                                                            54,799
                                                                                       ------------
                                                                                          2,814,743
                                                                                       ------------
FOOD PRODUCERS - 1.5%
       631     Alico, Inc.                                                                   23,114
     2,280     The Andersons, Inc.                                                           97,812
     6,871     B&G Foods, Inc., Class A                                                     194,518
    19,217     Bunge Ltd.                                                                 1,396,884
     1,883     Cal-Maine Foods, Inc.                                                         75,734
     1,851     Calavo Growers, Inc.                                                          46,664
     6,109     Chiquita Brands International, Inc.(a)                                        50,399
       905     Coffee Holding Co., Inc.(b)                                                    6,335
    15,879     Darling International, Inc.(a)                                               254,699
     3,028     Diamond Foods, Inc.(b)                                                        41,393
     4,866     Dole Food Co., Inc.(a)                                                        55,813
     1,270     Farmer Bros. Co.(a)                                                           18,326
    15,536     Flowers Foods, Inc.                                                          361,523
     5,086     Fresh Del Monte Produce, Inc.                                                134,016
       941     Golden Enterprises, Inc.                                                       3,181
       483     Griffin Land & Nurseries, Inc.                                                13,041
     1,680     Harbinger Group, Inc.(a)                                                      12,919
    14,360     Herbalife Ltd.                                                               473,018
    15,819     Hillshire Brands Co.                                                         445,147
     4,100     HQ Sustainable Maritime Industries, Inc.(a),(b)                                  226
    10,166     Ingredion, Inc.                                                              654,995
     1,994     J&J Snack Foods Corp.                                                        127,496
     1,290     John B. Sanfilippo & Son, Inc.(a)                                             23,452
     2,539     Lancaster Colony Corp.                                                       175,673
     1,575     Lifeway Foods, Inc.                                                           13,766
     1,441     Limoneira Co.                                                                 27,941
       310     Mannatech, Inc.(a)                                                             1,742
     2,022     Medifast, Inc.(a)                                                             53,361
     1,897     MGP Ingredients, Inc.                                                          6,488
     1,521     Natures Sunshine Prods, Inc.                                                  22,024
     1,443     Nutraceutical International Corp.(a)                                          23,867
     3,798     NutriSystem, Inc.                                                             31,106
     2,787     Omega Protein Corp.(a)                                                        17,056
     2,603     Overhill Farms, Inc.(a)                                                       11,271
     7,823     Pilgrims Pride Corp.(a)                                                       56,717
     1,819     Reliv International, Inc.                                                      2,383
     1,140     Rocky Mountain Chocolate Factory, Inc.                                        12,038
        40     Seaboard Corp.(a)                                                            101,195

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42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,301     Seneca Foods Corp.(a)                                                   $     39,550
     8,305     Smart Balance, Inc.(a)                                                       107,135
    16,694     Smithfield Foods, Inc.(a)                                                    360,090
     6,454     Snyders-Lance, Inc.                                                          155,606
     2,736     Tootsie Roll Industries, Inc.                                                 70,917
     4,849     TreeHouse Foods, Inc.(a)                                                     252,778
     1,008     USANA Health Sciences, Inc.(a),(b)                                            33,193
                                                                                       ------------
                                                                                          6,086,602
                                                                                       ------------
FOOD PRODUCTS - 0.5%
    16,460     GREEN MOUNTAIN Coffee Roasters, Inc.(a)                                      680,786
     6,002     The Hain Celestial Group, Inc.(a),(b)                                        325,428
     4,322     Post Holdings, Inc.(a)                                                       148,028
     7,364     Ralcorp Holdings, Inc.(a)                                                    660,183
     2,682     Sanderson Farms, Inc.                                                        127,529
                                                                                       ------------
                                                                                          1,941,954
                                                                                       ------------
FORESTRY & PAPER - 0.3%
    12,240     Boise, Inc.                                                                   97,308
     5,095     Buckeye Technologies, Inc.                                                   146,277
     3,193     Clearwater Paper Corp.(a)                                                    125,038
     1,473     Deltic Timber Corp.                                                          104,023
     4,638     Domtar Corp.                                                                 387,366
     5,201     Kapstone Paper and Packaging Corp.(a)                                        115,410
     2,165     Neenah Paper, Inc.                                                            61,638
     5,544     P.H. Glatfelter Co.                                                           96,909
    12,832     Resolute Forest Products(a)                                                  169,896
     3,704     Verso Paper Corp.(a)                                                           3,963
     6,213     Wausau Paper Corp.                                                            53,805
                                                                                       ------------
                                                                                          1,361,633
                                                                                       ------------
GAS, WATER & MULTI-UTILITIES - 1.5%
     2,606     American States Water Co.                                                    125,036
    23,321     American Water Works Co., Inc.                                               865,909
    18,633     Aqua America, Inc.                                                           473,651
     1,549     Artesian Resources Corp., Class A                                             34,744
    11,908     Atmos Energy Corp.                                                           418,209
     7,686     Avista Corp.                                                                 185,309
     1,970     Cadiz, Inc.(a)                                                                15,602
     5,748     California Water Service Group                                               105,476
     1,478     Chesapeake Utilities Corp.                                                    67,101
     1,502     Connecticut Water Service, Inc.                                               44,730
     1,254     Delta Natural Gas Co., Inc.                                                   24,516
     2,059     Gas Natural, Inc.                                                             19,210
     2,815     Genie Energy Ltd.                                                             19,987
     2,785     The Laclede Group, Inc.                                                      107,529
     2,648     Middlesex Water Co.                                                           51,795
    11,060     National Fuel Gas Co.                                                        560,631
     5,343     NewJersey Resources Corp.                                                    211,690
     3,505     Northwest Natural Gas Co.                                                    154,921
     9,253     Piedmont Natural Gas Co.                                                     289,711
    10,308     PNM Resources, Inc.                                                          211,417
    23,473     Questar Corp.                                                                463,826
     1,250     RGC Resources, Inc.                                                           23,775
     1,851     SJW Corp.                                                                     49,237
     3,937     South Jersey Industries, Inc.                                                198,149
     5,999     Southwest Gas Corp.                                                          254,418
    14,878     UGI Corp.                                                                    486,659
    10,952     Vectren Corp.                                                                321,989
     6,573     WGL Holdings, Inc.                                                           257,596
                                                                                       ------------
                                                                                          6,042,823
                                                                                       ------------
GENERAL INDUSTRIALS - 1.2%
     9,653     Actuant Corp., Class A                                                       269,415
       611     AEP Industries, Inc.(a)                                                       36,190
     8,732     AptarGroup, Inc.                                                             416,691
     8,248     Carlisle Cos., Inc.                                                          484,653
    19,489     Crown Holdings, Inc.(a)                                                      717,390
    17,455     Graphic Packaging Holding Co.(a)                                             112,759
     4,072     Greif, Inc.                                                                  181,204
    10,588     Harsco Corp.                                                                 248,818
     3,788     Landec Corp.(a)                                                               35,948

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                                                   SCHEDULE OF INVESTMENTS |  43

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,748     Multi-Color Corp.                                                       $     41,935
     4,177     Myers Industries, Inc.                                                        63,282
     4,663     Otter Tail Corp.                                                             116,575
    13,020     Packaging Corp. of America                                                   500,879
     4,878     Raven Industries, Inc.                                                       128,584
     3,542     Rexnord Corp.(a)                                                              75,445
     9,403     Rock-Tenn Co., Class A                                                       657,364
     6,575     Silgan Holdings, Inc.                                                        273,454
    13,228     Sonoco Products Co.                                                          393,268
     4,375     Trimas Corp.(a)                                                              122,325
       997     UFP Technologies, Inc.(a)                                                     17,866
                                                                                       ------------
                                                                                          4,894,045
                                                                                       ------------
GENERAL RETAILERS - 4.7%
     4,231     1-800-FLOWERS.COM, Inc., Class A(a)                                           15,528
     9,375     Aaron's, Inc.                                                                265,125
     9,781     Advance Auto Parts, Inc.(c)                                                  707,655
       918     Amerco, Inc.                                                                 116,412
     1,187     America's Car-Mart, Inc.(a)                                                   48,097
    23,865     American Eagle Outfitters, Inc.                                              489,471
     2,475     American Public Education, Inc.(a)                                            89,372
     6,348     ANN, Inc.(a)                                                                 214,816
     4,203     Asbury Automotive Group, Inc.(a)                                             134,622
    16,531     Ascena Retail Group, Inc.(a)                                                 305,658
     3,143     Autobytel, Inc.(a)                                                            12,509
    10,980     Aeropostale, Inc.(a)                                                         142,850
     5,047     Barnes & Noble, Inc.(a)                                                       76,159
     6,277     Beacon Roofing Supply, Inc.(a)                                               208,899
     4,568     bebe Stores, Inc.                                                             18,226
     2,515     Big 5 Sporting Goods Corp.                                                    32,946
     1,711     Blue Nile, Inc.(a)                                                            65,873
     2,136     Body Central Corp.(a)                                                         21,275
     1,552     The Bon-Ton Stores, Inc.                                                      18,810
     1,081     Books-A-Million, Inc.(a)                                                       2,875
     2,358     Bridgepoint Education, Inc.(a)                                                24,287
     5,418     Brown Shoe Co., Inc.                                                          99,529
     3,603     The Buckle, Inc.                                                             160,838
     2,088     Build-A-Bear Workshop, Inc.(a)                                                 7,976
     6,158     Cabela's, Inc., Class A(a)                                                   257,096
     1,918     Cache, Inc.(a)                                                                 4,642
     2,677     Cambium Learning Group, Inc.(a)                                                2,971
     1,617     Capella Education Co.(a)                                                      45,648
     6,705     Career Education Corp.(a)                                                     23,602
     2,363     Carriage Services, Inc.                                                       28,049
     6,123     Casual Male Retail Group, Inc.(a)                                             25,717
     3,617     The Cato Corp., Class A                                                       99,214
     2,499     Chemed Corp.                                                                 171,406
    22,173     Chico's FAS, Inc.                                                            409,314
     4,700     The Children's Place Christopher & Banks Corp.(a)                             25,615
     2,119     Citi Trends, Inc.(a)                                                          29,157
     8,994     Clean Energy Fuels Corp.(a),(b)                                              111,975
     2,501     Coldwater Creek, Inc.(a)                                                      12,030
     1,028     Collectors Universe, Inc.                                                     10,311
     2,913     Conn's, Inc.(a)                                                               89,371
    14,165     Copart, Inc.(a)                                                              417,867
    10,420     Corinthian Colleges, Inc.(a)                                                  25,425
     5,289     dELiA*s, Inc.(a)                                                               6,188
     1,709     Destination Maternity Corp.                                                   36,846
    12,916     Dick's Sporting Goods, Inc.                                                  587,549
     4,119     Dillard's, Inc., Class A                                                     345,049
     4,274     DSW, Inc., Class A                                                           280,759
     2,632     Education Management Corp.(a)                                                 11,528
    11,964     Express, Inc.(a)                                                             180,537
     6,791     The Finish Line, Inc., Class A                                               128,554
    20,106     Foot Locker, Inc.                                                            645,805
     4,739     Francesca's Holdings Corp.(a)                                                123,024
     4,500     Fred's, Inc., Class A                                                         59,895
     2,881     Gaiam, Inc.(a)                                                                 9,104
       943     Geeknet, Inc.(a)                                                              15,182

================================================================================

44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,245     Genesco, Inc.(a)                                                        $    178,475
     5,755     Grand Canyon Education, Inc.(a),(b)                                          135,070
     2,839     Group 1 Automotive, Inc.                                                     175,990
     8,198     Guess?, Inc.                                                                 201,179
     2,729     Haverty Furniture Cos., Inc.                                                  44,510
     2,292     hhgregg, Inc.(a)                                                              16,090
     3,526     Hibbett Sports, Inc.(a)                                                      185,820
     8,350     Hillenbrand, Inc.                                                            188,793
     5,595     Hot Topic, Inc.                                                               53,992
     4,972     HSN, Inc.                                                                    273,858
    12,169     ITT Corp.                                                                    285,485
     2,103     ITT Educational Services, Inc.(a)                                             36,403
     3,715     Jos. A. Bank Clothiers, Inc.(a)                                              158,185
     4,900     K12, Inc.(a)                                                                 100,156
    10,655     KAR Auction Services, Inc.                                                   215,657
     2,230     Kirkland's, Inc.(a)                                                           23,616
     1,011     Learning Tree International, Inc.(a)                                           5,510
     3,264     Liquidity Services, Inc.(a)                                                  133,367
     2,799     Lithia Motors, Inc., Class A                                                 104,739
     3,661     Lumber Liquidators Holdings, Inc.(a)                                         193,411
     1,649     Mac-Gray Corp.                                                                20,695
     3,258     MarineMax, Inc.(a)                                                            29,127
     3,759     Matthews International Corp., Class A                                        120,664
     6,321     The Men's Wearhouse, Inc.                                                    196,962
     3,874     Monro Muffler, Inc.                                                          135,474
     6,945     Navarre Corp.(a)                                                              12,362
     3,761     New York & Co.(a)                                                             14,329
    38,160     Office Depot, Inc.(a),(b)                                                    125,165
    11,449     OfficeMax, Inc.                                                              111,742
     3,197     OpenTable, Inc.(a)                                                           156,014
     2,033     Overstock.com, Inc.(a)                                                        29,092
     7,031     Pacific Sunwear of California, Inc.(a)                                        11,179
     1,212     PC Mall, Inc.(a)                                                               7,527
     5,595     Penske Automotive Group, Inc.                                                168,354
     6,922     The Pep Boys - Manny, Moe & Jack                                              68,043
       978     Perfumania Holdings, Inc.(a)                                                   4,812
    14,505     Pier 1 Imports, Inc.                                                         290,100
     2,454     PriceSmart, Inc.                                                             189,081
     2,019     The Providence Service Corp.(a)                                               34,303
    13,377     RadioShack Corp.(b)                                                           28,359
     3,840     RealNetworks, Inc.(a)                                                         29,030
     7,537     Regis Corp.                                                                  127,526
     7,769     Rent-A-Center, Inc.                                                          266,943
     8,801     Rollins, Inc.                                                                193,974
     2,152     Rue21, Inc.(a)                                                                61,095
     4,466     Rush Enterprises, Inc., Class A(a)                                            92,312
    13,819     Saks, Inc.(a),(b)                                                            145,238
    21,024     Sally Beauty Holdings, Inc.(a)                                               495,536
     4,810     Sears Holdings Corp.(a),(b)                                                  198,942
    27,692     Service Corp. International                                                  382,427
     1,951     Shoe Carnival, Inc.                                                           39,976
     4,252     Shutterfly, Inc.(a),(b)                                                      127,007
    10,704     Signet Jewelers Ltd.                                                         571,594
     4,922     Sonic Automotive, Inc.                                                       102,821
     8,982     Sotheby's                                                                    301,975
     4,159     Stage Stores, Inc.                                                           103,060
     2,416     Stamps.com, Inc.(a)                                                           60,883
     2,235     Standard Parking Corp.(a)                                                     49,148
     3,683     Stein Mart, Inc.(a)                                                           27,770
     9,788     Stewart Enterprises, Inc., Class A                                            74,780
     1,590     Strayer Education, Inc.                                                       89,310
     2,417     Susser Holdings Corp.(a)                                                      83,362
     1,334     Teavana Holdings, Inc.(a)                                                     20,677
     2,329     Titan Machinery, Inc.(a)                                                      57,526
     9,453     Tractor Supply Co.                                                           835,267
     2,400     Trans World Entertainment Corp.                                                8,352
     5,896     Tuesday Morning Corp.(a)                                                      36,850

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                                                   SCHEDULE OF INVESTMENTS |  45

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,805     Ulta Salon Cosmetics & Fragrance, Inc.                                  $    766,919
     5,705     ValueVision Media, Inc., Class A(a)                                           10,269
    11,547     VCA Antech, Inc.(a),(b)                                                      243,064
     3,587     Weight Watchers International, Inc.                                          187,815
     2,113     West Marine, Inc.(a)                                                          22,715
    12,627     The Wet Seal, Inc., Class A(a)                                                34,851
    11,541     Williams-Sonoma, Inc.                                                        505,150
       366     Winmark Corp.                                                                 20,862
     3,468     Zale Corp.(a)                                                                 14,253
     2,964     Zumiez, Inc.(a)                                                               57,531
                                                                                       ------------
                                                                                         18,552,617
                                                                                       ------------
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
     2,837     Abaxis, Inc.(a)                                                              105,253
     4,932     Abiomed, Inc.(a)                                                              66,385
     2,807     Acadia Healthcare Co., Inc.(a)                                                65,487
     7,356     Accretive Health, Inc.(a)                                                     85,035
     8,550     Accuray, Inc.(a)                                                              54,977
     1,036     Addus HomeCare Corp.(a)                                                        7,376
     4,725     Air Methods Corp.(a)                                                         174,305
    10,151     Alere, Inc.(a)                                                               187,793
     9,544     Align Technology, Inc.(a)                                                    264,846
     1,651     Alliance HealthCare Services, Inc.(a)                                         10,533
     1,318     Almost Family, Inc.(a)                                                        26,703
     9,814     Alphatec Holdings, Inc.(a)                                                    16,193
     4,157     Amedisys, Inc.(a)                                                             46,849
     2,753     American Caresource Holdings, Inc.(a)                                          3,909
     4,269     Amsurg Corp.(a)                                                              128,113
     1,635     Analogic Corp.                                                               121,481
     4,582     AngioDynamics, Inc.(a)                                                        50,356
     1,769     Anika Therapeutics, Inc.(a)                                                   17,584
    13,784     Antares Pharma, Inc.(a)                                                       52,517
     3,806     ArthroCare Corp.(a)                                                          131,650
     2,779     Assisted Living Concepts, Inc.                                                27,095
     1,800     AtriCure, Inc.(a)                                                             12,420
       222     Atrion Corp.                                                                  43,512
     2,674     Bio-Rad Laboratories, Inc., Class A(a)                                       280,904
     3,359     Bio-Reference Labs, Inc.(a)                                                   96,370
     5,395     Biolase Technology, Inc.(a)                                                    9,980
     7,816     Bioscript, Inc.(a)                                                            84,178
     3,326     Bovie Medical Corp.(a)                                                         8,049
    13,046     Brookdale Senior Living, Inc.(a)                                             330,325
    12,352     Bruker BioSciences Corp.(a)                                                  188,615
     3,756     BSD Medical Corp.(a)                                                           5,672
     2,936     Cantel Medical Corp.                                                          87,287
     3,876     Capital Senior Living Corp.(a)                                                72,442
     5,277     Cardica, Inc.(a)                                                               5,805
     3,658     CardioNet, Inc.(a)                                                             8,340
     2,764     Cardiovascular Systems, Inc.(a)                                               34,688
     4,919     Celsion Corp.(a),(b)                                                          40,287
     6,867     Centene Corp.(a)                                                             281,547
     8,827     Cepheid, Inc.(a),(b)                                                         298,441
     1,763     Chindex International, Inc.(a)                                                18,512
       409     CollabRx, Inc.(a)                                                              1,652
    12,055     Community Health Systems, Inc.                                               370,571
     4,370     Conceptus, Inc.(a)                                                            91,814
     3,741     CONMED Corp.                                                                 104,561
     6,351     The Cooper Cos., Inc.                                                        587,340
       902     Corvel Corp.(a)                                                               40,437
     7,328     Covance, Inc.(a)                                                             423,339
     4,128     CryoLife, Inc.                                                                25,717
     2,304     Cutera, Inc.(a)                                                               20,736
     3,228     Cyberonics, Inc.(a)                                                          169,567
     1,483     Cynosure, Inc., Class A(a)                                                    35,755
    10,273     Delcath Systems, Inc.(a)                                                      12,636
     9,326     DexCom, Inc.(a)                                                              126,927
     7,279     Echo Therapeutics, Inc.(a)                                                     7,570
     4,018     Emeritus Corp.(a)                                                             99,325
     7,662     Endologix, Inc.(a)                                                           109,107
     2,391     The Ensign Group, Inc.                                                        65,011
     1,399     Escalon Medical Corp.(a)                                                       1,329
     1,351     Exactech, Inc.(a)                                                             22,899

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46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,433     Five Star Quality Care, Inc.(a)                                         $     32,229
     3,033     Fluidigm Corp.(a)                                                             43,402
     1,545     Fonar Corp.(a)                                                                 6,690
     4,228     GenMark Diagnostics, Inc.(a)                                                  38,052
     4,042     Gentiva Health Services, Inc.(a)                                              40,622
     6,710     Haemonetics Corp.(a)                                                         274,036
     4,647     Hanger Orthopedic Group, Inc.(a)                                             127,142
     7,724     Hansen Medical, Inc.(a)                                                       16,066
    21,711     HCA Holdings, Inc.                                                           655,021
    33,980     Health Management Associates, Inc., Class A(a)                               316,694
    10,735     Health Net, Inc.(a)                                                          260,860
     8,953     Healthcare Services Group, Inc.                                              207,978
    12,855     HealthSouth Corp.(a)                                                         271,369
     2,719     HealthStream, Inc.(a)                                                         66,099
     4,489     Healthways, Inc.(a)                                                           48,032
    11,723     Henry Schein, Inc.(a),(b)                                                    943,233
     8,184     Hill-Rom Holdings, Inc.                                                      233,244
    11,525     HMS Holdings Corp.(a),(b)                                                    298,728
    35,260     Hologic, Inc.(a)                                                             706,258
     9,589     Hooper Holmes, Inc.(a)                                                         3,807
     1,687     ICU Medical, Inc.(a)                                                         102,789
     7,338     Idexx Laboratories, Inc.(a)                                                  680,966
     6,534     Insulet Corp.(a)                                                             138,651
     2,611     Integra LifeSciences Holdings Corp.(a)                                       101,751
     3,832     Invacare Corp.                                                                62,462
     2,279     IPC The Hospitalist Co., Inc.(a)                                              90,499
     6,932     Kindred Healthcare, Inc.(a)                                                   75,004
     2,420     LCA-Vision, Inc.(a)                                                            6,897
     2,223     LHC Group, Inc.(a)                                                            47,350
     6,347     LifePoint Hospitals, Inc.(a)                                                 239,599
     3,556     Magellan Health Services, Inc.(a)                                            174,244
     5,290     MAKO Surgical Corp.(a)                                                        68,082
     6,954     Masimo Corp.(a)                                                              146,104
     2,313     Medical Action Industries, Inc.(a)                                             6,222
     6,604     MEDNAX, Inc.(a),(b)                                                          525,150
     5,296     MELA Sciences, Inc.(a)                                                         9,480
     5,509     Meridian Bioscience, Inc.                                                    111,557
     5,446     Merit Medical Systems, Inc.(a)                                                75,699
     3,962     Molina Healthcare, Inc.(a)                                                   107,212
     6,499     Nanosphere, Inc.(a)                                                           18,717
     1,112     National Healthcare Corp.                                                     52,286
     3,994     Natus Medical, Inc.(a)                                                        44,653
    14,255     Navidea Biopharmaceuticals, Inc.(a)                                           40,342
     3,054     Neogen Corp.(a)                                                              138,407
       655     Neurometrix, Inc.(a)                                                             283
     5,954     NuVasive, Inc.(a)                                                             92,049
     7,262     NxStage Medical, Inc.(a)                                                      81,698
     4,742     Omnicell, Inc.(a)                                                             70,514
     7,732     OraSure Technologies, Inc.(a)                                                 55,516
     2,560     Orthofix International NV(a)                                                 100,685
     8,154     Owens & Minor, Inc.                                                          232,471
     2,610     Palomar Medical Technologies, Inc.(a)                                         24,038
     8,112     Parexel International Corp.(a)                                               240,034
     4,070     PharMerica Corp.(a)                                                           57,957
     6,715     PSS World Medical, Inc.(a)                                                   193,929
       971     Psychemedics Corp.                                                            10,438
     4,050     Quidel Corp.(a)                                                               75,614
     4,638     RadNet, Inc.(a)                                                               11,734
    18,914     ResMed, Inc.                                                                 786,255
     1,898     Retractable Technologies, Inc.(a)                                              1,651
     1,820     Rochester Medical Corp.(a)                                                    18,346
     2,896     Rockwell Medical Technologies, Inc.(a)                                        23,313
     7,930     RTI Biologics, Inc.(a)                                                        33,861
     5,251     Select Medical Holdings Corp.(a)                                              49,517

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                                                   SCHEDULE OF INVESTMENTS |  47

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
      7,425    Sirona Dental Systems, Inc.(a)                                          $    478,615
      3,199    Skilled Healthcare Group, Inc., Class A(a)                                    20,378
      6,708    Solta Medical, Inc.(a)                                                        17,910
      4,932    Spectranetic Corp.(a)                                                         72,846
      3,702    Staar Surgical Co.(a)                                                         22,582
        980    Stereotaxis, Inc.(a)                                                           2,558
      7,549    Steris Corp.                                                                 262,177
      7,851    Sunrise Senior Living, Inc.(a)                                               112,897
      1,786    SurModics, Inc.(a)                                                            39,935
      4,954    Symmetry Medical, Inc.(a)                                                     52,116
      3,470    Synergetics USA, Inc.(a)                                                      16,656
      4,131    Team Health Holdings, Inc.(a)                                                118,849
      5,388    Teleflex, Inc.                                                               384,218
      5,558    Theragenics Corp.(a)                                                           8,837
      5,823    ThermoGenesis Corp.(a)                                                         4,891
      7,812    Thoratec Corp.(a)                                                            293,106
      2,790    Trans1, Inc.(a)                                                                6,919
      2,445    Triple-S Management Corp.(a)                                                  45,159
     11,084    Unilife Corp.(a)                                                              25,161
      4,434    Universal American Corp.                                                      38,088
     11,677    Universal Health Services, Inc., Class B                                     564,583
      6,008    Urologix, Inc.(a)                                                              4,085
      3,549    Uroplasty, Inc.(a)                                                            11,463
      1,742    US Physical Therapy, Inc.                                                     47,975
        671    Utah Medical Products, Inc.                                                   24,190
      4,332    Vanguard Health Systems, Inc.(a)                                              53,067
      2,430    Vascular Solutions, Inc.(a)                                                   38,394
      5,004    Vision-Sciences, Inc.(a)                                                       5,955
      7,194    Volcano Corp.(a)                                                             169,850
      5,719    WellCare Health Plans, Inc.(a)                                               278,458
      4,488    West Pharmaceutical Services, Inc.                                           245,718
      5,321    Wright Medical Group, Inc.(a)                                                111,688
        831    Young Innovations, Inc.                                                       32,750
                                                                                       ------------
                                                                                         19,293,769
                                                                                       ------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 2.2%
     15,358    ACCO Brands Corp.(a)                                                         112,728
      4,439    American Greetings Corp., Class A                                             74,975
      1,404    AT Cross Co., Class A(a)                                                      15,135
      1,804    Bassett Furniture Industries, Inc.                                            22,496
      3,456    Beazer Homes USA, Inc.(a)                                                     58,372
      6,811    Blount International, Inc.(a)                                                107,750
      1,516    Blyth, Inc.                                                                   23,574
      6,351    Briggs & Stratton Corp.                                                      133,879
        887    Cavco Industries, Inc.(a)                                                     44,332
      5,730    Central Garden & Pet Co., Class A(a)                                          59,878
     18,405    Church & Dwight Co., Inc.                                                    985,956
      1,337    Compx International, Inc.                                                     18,624
      4,243    Comstock Homebuilding Cos., Inc., Class A(a)                                   4,922
      2,471    Dixie Group, Inc.(a)                                                           8,179
      8,212    Energizer Holdings, Inc.                                                     656,796
      3,500    Ethan Allen Interiors, Inc.                                                   89,985
        965    Flexsteel Industries, Inc.                                                    20,699
      2,823    Forward Industries, Inc.(a)                                                    3,924
      6,084    Furniture Brands International, Inc.(a)                                        6,449
      7,788    Herman Miller, Inc.                                                          166,819
      5,995    HNI Corp.                                                                    180,210
      1,700    Hooker Furniture Corp.                                                        24,701
     13,795    Hovnanian Enterprises, Inc., Class A(a),(b)                                   96,565
      7,794    Interface, Inc.                                                              125,327
      3,620    iRobot Corp.(a)                                                               67,839
      9,715    Jarden Corp.(a)                                                              502,265
     10,237    KB Home                                                                      161,745
      2,042    Kid Brands, Inc.(a)                                                            3,165

================================================================================

48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,388     Knoll, Inc.                                                             $     98,120
       939     L.S. Starrett Co., Class A                                                     9,108
     7,189     La-Z-Boy, Inc.(a)                                                            101,724
     2,986     Libbey, Inc.(a)                                                               57,779
     1,440     Lifetime Brands, Inc.                                                         15,278
     2,831     M/I Homes, Inc.(a)                                                            75,021
     5,095     MDC Holdings, Inc.                                                           187,292
     4,156     Meritage Homes Corp.(a)                                                      155,227
     2,503     Middleby Corp.(a)                                                            320,910
     7,722     Mohawk Industries, Inc.(a)                                                   698,609
       666     National Presto Industries, Inc.                                              46,021
       615     NVR, Inc.(a)                                                                 565,800
       858     Oil-Dri Corp. of America                                                      23,681
     6,026     Ryland Group, Inc.                                                           219,949
     5,111     The Scotts Miracle-Gro Co.                                                   225,140
     8,088     Sealy Corp.(a)                                                                17,551
     7,588     Select Comfort Corp.(a)                                                      198,578
       880     Skyline Corp.(a)                                                               3,573
     3,019     Spectrum Brands Holdings, Inc.(a)                                            135,644
    14,905     Standard-Pacific Corp.(a)                                                    109,552
     3,010     Stanley Furniture Co., Inc.(a)                                                13,545
    10,523     Steelcase, Inc., Class A                                                     134,063
     1,416     Summer Infant, Inc.(a)                                                         2,464
     7,986     Tempur-Pedic International, Inc.(a)                                          251,479
    19,975     Toll Brothers, Inc.(a)                                                       645,792
     7,391     Tupperware Corp.                                                             473,763
     2,505     Virco Manufacturing Corp.(a)                                                   6,488
     1,959     WD-40 Co.                                                                     92,288
                                                                                       ------------
                                                                                          8,661,728
                                                                                       ------------
INDUSTRIAL ENGINEERING - 3.2%
     6,536     Accuride Corp.(a)                                                             20,981
    12,693     AGCO Corp.(a),(c)                                                            623,480
       997     Alamo Group, Inc.                                                             32,542
     3,840     Albany International Corp., Class A                                           87,091
     3,766     Altra Holdings, Inc.                                                          83,040
     1,241     American Railcar Industries, Inc.(a)                                          39,377
     2,737     Astec Industries, Inc.(a)                                                     91,224
    15,828     The Babcock & Wilcox Co.                                                     414,694
     2,362     Broadwind Energy, Inc.(a)                                                      5,126
     1,156     Cascade Corp.                                                                 74,331
     1,735     Ceco Environmental Corp.                                                      17,263
       352     Chicago Rivet & Machine Co.                                                    6,846
     2,325     CIRCOR International, Inc.                                                    92,047
     6,554     Clarcor, Inc.                                                                313,150
     8,951     Colfax Corp.(a),(b)                                                          361,173
     2,620     Columbus McKinnon Corp.(a)                                                    43,282
     3,771     Commercial Vehicle Group, Inc.(a)                                             30,960
     6,404     Crane Co.                                                                    296,377
    17,795     Donaldson Co., Inc.                                                          584,388
     3,221     Douglas Dynamics, Inc.                                                        46,350
     1,846     Dynamic Materials Corp.                                                       25,659
       917     The Eastern Co.                                                               14,507
     7,636     Energy Recovery, Inc.(a)                                                      25,962
     2,775     EnPro Industries, Inc.(a)                                                    113,497
     8,538     Federal Signal Corp.(a)                                                       64,974
     7,491     Flow International Corp.(a)                                                   26,218
     2,508     Franklin Electric Co., Inc.                                                  155,922
     1,642     Freightcar America, Inc.                                                      36,814
     6,534     Gardner Denver, Inc.                                                         447,579
     6,144     GATX Corp.                                                                   266,035
     2,066     The Gorman-Rupp Co.                                                           61,629
     8,105     Graco, Inc.                                                                  417,326
     1,551     Graham Corp.                                                                  30,244
     3,356     Greenbrier Cos., Inc.(a)                                                      54,267
     3,936     H&E Equipment Services, Inc.                                                  59,316
     1,772     Hardinge, Inc.                                                                17,614
       928     Hurco Cos., Inc.(a)                                                           21,344
       844     Hyster-Yale Materials Handling, Inc.                                          41,187

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                                                   SCHEDULE OF INVESTMENTS |  49

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    10,915     IDEX Corp.                                                              $    507,875
     3,875     John Bean Technologies Corp.                                                  68,859
     1,632     Kadant, Inc.(a)                                                               43,264
     4,157     Kaydon Corp.                                                                  99,477
    10,633     Kennametal, Inc.                                                             425,320
       780     Key Technology, Inc.(a)                                                        8,143
     4,154     Kimball International, Inc., Class B                                          48,228
    10,951     Lincoln Electric Holdings, Inc.                                              533,095
     1,682     Lindsay Manufacturing Co.                                                    134,762
     2,458     Lydall, Inc.(a)                                                               35,248
     1,640     Manitex International, Inc.(a)                                                11,710
    17,617     Manitowoc Co.                                                                276,235
     2,832     Materion Corp.                                                                73,009
    13,094     Meritor, Inc.(a)                                                              61,935
     2,279     Met-Pro Corp.                                                                 22,084
     1,400     MFRI, Inc.(a)                                                                  7,938
     1,520     Miller Industries, Inc.                                                       23,180
     4,083     Mine Safety Appliances Co.                                                   174,385
     3,901     Mueller Industries, Inc.                                                     195,167
       827     NACCO Industries, Inc., Class A                                               50,191
    10,263     Navistar International Corp.(a)                                              223,425
     2,599     NN, Inc.(a)                                                                   23,807
     7,522     Nordson Corp.                                                                474,789
    12,116     Oshkosh Corp.(a)                                                             359,239
     2,383     PMFG, Inc.(a)                                                                 21,661
     5,667     Robbins & Myers, Inc.                                                        336,903
     1,532     Sauer-Danfoss, Inc.                                                           81,763
     4,359     Spartan Motors, Inc.                                                          21,490
     6,743     SPX Corp.                                                                    473,021
     1,694     Standex International Corp.                                                   86,885
     3,446     Sun Hydraulics, Inc.                                                          89,872
     2,319     Sypris Solutions, Inc.                                                         9,183
     2,544     Tecumseh Products Co., Class A(a)                                             11,753
     2,435     Tennant Co.                                                                  107,018
    14,763     Terex Corp.(a)                                                               414,988
    10,538     Timken Co.                                                                   504,033
     7,836     Toro Co.                                                                     336,791
    10,508     Trinity Industries, Inc.                                                     376,397
     1,243     Twin Disc, Inc.                                                               21,665
     9,181     Wabash National Corp.(a)                                                      82,354
     6,391     Westinghouse Air Brake Technologies Corp.                                    559,468
     7,938     Woodward, Inc.                                                               302,676
                                                                                       ------------
                                                                                         12,863,102
                                                                                       ------------
INDUSTRIAL METALS & MINING - 0.7%
    18,024     AK Steel Holding Corp.                                                        82,910
     1,202     Ampco-Pittsburgh Corp.                                                        24,016
     5,881     Carpenter Technology Corp.                                                   303,636
     7,017     Century Aluminum Co.(a)                                                       61,469
     1,400     Cold Metal Products, Inc.(a)                                                       -
    15,422     Commercial Metals Co.                                                        229,171
     1,680     Friedman Industries, Inc.                                                     17,002
     8,642     Globe Specialty Metals, Inc.                                                 118,827
       989     Handy & Harman Ltd.(a)                                                        14,904
     1,709     Haynes International, Inc.                                                    88,646
     6,295     Horsehead Holding Corp.(a)                                                    64,272
     2,262     Kaiser Aluminum Corp.                                                        139,543
    35,916     McEwen Mining, Inc.(a)                                                       137,558
     1,855     Metals USA Holdings Corp.(a)                                                  32,444
     9,283     Noranda Aluminum Holding Corp.                                                56,719
     1,358     Olympic Steel, Inc.                                                           30,066
    10,046     Reliance Steel & Aluminum Co.                                                623,857
     4,083     RTI International Metals, Inc.(a)                                            112,527
    29,318     Steel Dynamics, Inc.                                                         402,536
       997     Synalloy Corp.                                                                13,081
     2,071     TMS International Corp.(a)                                                    25,929
     1,028     Universal Stainless & Alloy Products, Inc.(a)                                 37,800

================================================================================

50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    12,021     Uranium Energy Corp.(a)                                                 $     30,774
    20,307     Uranium Resources, Inc.(a)                                                     6,498
    16,407     USEC, Inc.(a),(b)                                                              8,696
     6,989     Worthington Industries, Inc.                                                 181,644
                                                                                       ------------
                                                                                          2,844,525
                                                                                       ------------
INDUSTRIAL TRANSPORTATION - 1.7%
     9,073     Air Lease Corp.(a)                                                           195,069
     7,359     Air Transport Services Group, Inc.(a)                                         29,510
     7,621     Aircastle Ltd.                                                                95,567
     2,993     Arkansas Best Corp.                                                           28,583
     3,489     Atlas Air Worldwide Holdings, Inc.(a)                                        154,598
     2,090     Baltic Trading Ltd.                                                            6,228
     1,765     CAI International, Inc.(a)                                                    38,742
     2,934     Celadon Group, Inc.                                                           53,017
     7,360     Con-way, Inc.                                                                204,755
     1,373     Covenant Transport Group, Inc., Class A(a)                                     7,593
     2,191     Eagle Bulk Shipping, Inc.(a),(b)                                               3,286
     2,128     Echo Global Logistics, Inc.(a)                                                38,240
     3,833     Forward Air Corp.                                                            134,193
     2,545     Frozen Food Express Industries, Inc.(a)                                        2,265
     5,201     Genco Shipping & Trading Ltd.(a)                                              18,151
     5,605     Genesee & Wyoming, Inc., Class A(a),(b)                                      426,428
     5,704     Heartland Express, Inc.                                                       74,551
     4,681     HUB Group, Inc., Class A(a)                                                  157,282
       852     International Shipholding Corp.                                               14,041
    11,981     J.B. Hunt Transport Services, Inc.                                           715,386
    14,617     Kansas City Southern                                                       1,220,227
     7,444     Kirby Corp.(a),(b)                                                           460,709
     7,539     Knight Transportation, Inc.                                                  110,296
     6,242     Landstar System, Inc.                                                        327,455
     2,036     Marten Transport Ltd.                                                         37,442
     5,458     Matson, Inc.                                                                 134,922
     9,350     Old Dominion Freight Line, Inc.(a)                                           320,518
       847     P.A.M. Transportation Services, Inc.                                           8,665
     4,839     Pacer International, Inc.(a)                                                  18,872
       914     Patriot Transportation Holding, Inc.(a)                                       25,985
     7,580     PHH Corp.(a)                                                                 172,445
     3,133     Quality Distribution, Inc.(a)                                                 18,798
     2,686     Rand Logistics, Inc.(a)                                                       17,459
     1,860     Roadrunner Transportation Systems, Inc.(a)                                    33,740
     2,185     Saia, Inc.(a)                                                                 50,517
    11,225     Swift Transportation Co.(a)                                                  102,372
     4,007     TAL International Group, Inc.                                                145,775
     4,953     Teekay Corp.                                                                 158,991
     2,012     Textainer Group Holdings Ltd.                                                 63,298
       676     Universal Truckload Services, Inc.                                            12,337
     1,407     USA Truck, Inc.(a)                                                             4,826
    13,622     UTI Worldwide, Inc.                                                          182,535
     5,527     Werner Enterprises, Inc.                                                     119,770
     2,855     Wesco Aircraft Holdings, Inc.(a)                                              37,715
     1,115     Willis Lease Finance Corp.(a)                                                 15,956
     9,644     World Fuel Services Corp.                                                    397,043
     2,562     XPO Logistics, Inc.(a),(b)                                                    44,528
     1,401     YRC Worldwide, Inc.(a)                                                         9,457
                                                                                       ------------
                                                                                          6,650,138
                                                                                       ------------
LEISURE GOODS - 0.8%
    55,784     Activision Blizzard, Inc.                                                    592,426
     1,799     Arctic Cat, Inc.(a)                                                           60,068
     3,283     Black Diamond, Inc.(a)                                                        26,920
    12,008     Brunswick Corp.                                                              349,313
     8,354     Callaway Golf Co.                                                             54,301
     2,555     Drew Industries, Inc.(a)                                                      82,399

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,584     DTS, Inc.(a)                                                            $     43,153
     4,864     Emerson Radio Corp.(a)                                                         8,415
     1,740     Escalade, Inc.                                                                 9,222
     7,237     Glu Mobile, Inc.(a),(b)                                                       16,573
     2,692     Jakks Pacific, Inc.                                                           33,704
     1,133     Koss Corp.                                                                     5,450
     6,698     Leapfrog Enterprises, Inc.(a)                                                 57,804
     6,877     Majesco Entertainment Co.(a)                                                   7,221
     1,997     Marine Products Corp.                                                         11,423
       433     Meade Instruments Corp.(a)                                                       745
     4,489     Nautilus, Inc.(a)                                                             15,756
     8,471     Polaris Industries, Inc.                                                     712,835
     6,147     Pool Corp.                                                                   260,141
     6,568     RealD, Inc.(a),(b)                                                            73,627
     2,357     Skullcandy, Inc.(a)                                                           18,361
       966     Steinway Musical Instruments, Inc.(a)                                         20,431
    12,102     Take-Two Interactive Software, Inc.(a)                                       133,243
     5,791     Thor Industries, Inc.                                                        216,757
    16,884     TiVo, Inc.(a)                                                                208,011
     2,107     Universal Electronics, Inc.(a)                                                40,770
     4,208     Winnebago Industries, Inc.(a)                                                 72,083
                                                                                       ------------
                                                                                          3,131,152
                                                                                       ------------
LIFE INSURANCE - 0.4%
     8,001     American Equity Investment Life Holding Co.                                   97,692
     2,646     Amerisafe, Inc.(a)                                                            72,104
     1,107     Atlantic American Corp.                                                        3,343
     6,275     Citizens, Inc.(a)                                                             69,339
    30,004     CNO Financial Group, Inc.                                                    279,937
     2,834     eHealth, Inc.(a)                                                              77,878
     4,300     Employers Holdings, Inc.                                                      88,494
     1,521     FBL Financial Group, Inc., Class A                                            52,033
     1,624     Independence Holding Co.                                                      15,460
       499     Kansas City Life Insurance Co.                                                19,042
       257     National Western Life Insurance Co., Class A                                  40,539
       801     The Phoenix Cos., Inc.(a)                                                     19,809
     6,464     Primerica, Inc.                                                              193,985
    10,246     Protective Life Corp.                                                        292,831
     5,694     Stancorp Financial Group, Inc.                                               208,799
     9,981     Symetra Financial Corp.                                                      129,553
                                                                                       ------------
                                                                                          1,660,838
                                                                                       ------------
MEDIA - 3.6%
    10,050     Acxiom Corp.(a)                                                              175,473
     2,700     AH Belo Corp.                                                                 12,555
     7,719     AMC Networks, Inc., Class A(a)                                               382,090
     3,500     Arbitron, Inc.                                                               163,380
     1,805     Ascent Capital Group, Inc., Class A(a)                                       111,802
     4,258     Avid Technology, Inc.(a)                                                      32,276
     5,915     Bankrate, Inc.(a)                                                             73,642
     1,114     Beasley Broadcasting Group, Inc., Class A(a)                                   5,447
    12,235     Belo Corp., Class A                                                           93,842
     6,010     Charter Communications, Inc., Class A(a)                                     458,202
     5,342     Clear Channel Outdoor Holdings, Inc., Class A(a)                              37,501
     4,788     ComScore, Inc.(a)                                                             65,979
     4,239     Constant Contact, Inc.(a)                                                     60,236
     1,599     Courier Corp.                                                                 17,589
     4,523     Crown Media Holdings, Inc., Class A(a)                                         8,368
     1,288     CSS Industries, Inc.                                                          28,194
        50     CTN Media Group, Inc.(a)                                                           -
     9,483     Cumulus Media, Inc., Class A(a)                                               25,320
     5,419     Demand Media, Inc.(a)                                                         50,342
     7,319     Dex One Corp.(a)                                                              11,564
     3,375     Digital Generation, Inc.(a)                                                   36,652
    30,214     DISH Network Corp., Class A                                                1,099,790

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52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,575     Dolby Laboratories, Inc., Class A                                       $    192,845
     9,367     DreamWorks Animation SKG, Inc., Class A(a)                                   155,211
     4,463     Emmis Communications Corp., Class A(a)                                         8,792
     2,909     Entercom Communications Corp.(a)                                              20,305
     9,776     Entravision Communications Corp., Class A                                     16,228
     2,726     ePocrates, Inc.(a)                                                            24,043
     3,871     EW Scripps Co.(a)                                                             41,845
     5,447     FactSet Research Systems, Inc.                                               479,663
       944     Fisher Communications, Inc.(a)                                                25,479
     7,124     Gray Television, Inc.(a)                                                      15,673
    36,803     Groupon, Inc.(a),(b)                                                         179,599
     5,635     Harte-Hanks, Inc.                                                             33,246
    10,217     Hollywood Media Corp.(a)                                                      13,793
     6,676     IHS, Inc., Class A(a)                                                        640,896
     6,180     John Wiley & Sons, Inc., Class A                                             240,587
     5,439     Journal Communications, Inc., Class A(a)                                      29,425
     7,402     Lamar Advertising Co., Class A(a)                                            286,827
    32,713     Liberty Global, Inc., Class A(a)                                           2,060,592
    68,741     Liberty Interactive Corp., Class A(a)                                      1,352,823
    14,784     Liberty Media Corp. - Liberty Capital(a)                                   1,715,092
     3,881     Liberty Ventures(a)                                                          262,977
     5,422     Lin TV Corp., Class A(a)                                                      40,828
    18,852     Live Nation Entertainment, Inc.(a)                                           175,512
     6,769     Local Corp.(a),(b)                                                            13,876
     3,237     LodgeNet Interactive Corp.(a)                                                    168
     2,688     Marchex, Inc., Class B                                                        11,048
     3,881     Martha Stewart Living Omnimedia, Inc., Class A                                 9,508
     8,667     McClatchy Co., Class A(a)                                                     28,341
     3,103     Media General, Inc., Class A(a),(b)                                           13,343
     4,728     Meredith Corp.(b)                                                            162,880
     3,208     Morningstar, Inc.                                                            201,559
     7,739     National CineMedia, Inc.                                                     109,352
    16,543     The New York Times Co., Class A(a)                                           141,112
     2,051     Nexstar Broadcasting Group, Inc., Class A(a)                                  21,720
    16,081     NielsenHoldings NV(a)                                                        491,918
     1,898     Outdoor Channel Holdings, Inc.                                                14,425
    12,693     Pandora Media, Inc.(a),(b)                                                   116,522
     1,936     PDI, Inc.(a)                                                                  14,714
     4,361     QuinStreet, Inc.(a)                                                           29,306
     7,441     Radio One, Inc., Class D(a)                                                    5,655
       550     Saga Communications, Inc.(a)                                                  25,575
     1,460     Salem Communications Corp., Class A                                            7,972
     1,635     Schawk, Inc.                                                                  21,517
     3,340     Scholastic Corp.                                                              98,730
     7,071     Sinclair Broadcast Group, Inc., Class A                                       89,236
   435,117     Sirius XM Radio, Inc.                                                      1,257,488
       654     Spanish Broadcasting System, Inc.(a)                                           1,615
     3,165     SPAR Group, Inc.(a)                                                            5,539
     2,295     SuperMedia, Inc.(a)                                                            7,849
     2,801     TechTarget, Inc.(a)                                                           15,546
     7,238     TheStreet.com, Inc.                                                           12,087
     5,358     Valassis Communications, Inc.(a)                                             138,129
       420     Value Line, Inc.                                                               3,767
     9,960     ValueClick, Inc.(a)                                                          193,324
     7,006     WebMD Health Corp.(a),(b)                                                    100,466
     1,442     WebMediaBrands, Inc.(a)                                                        2,884
     4,337     XO Group, Inc.(a)                                                             40,334
                                                                                       ------------
                                                                                         14,370,030
                                                                                       ------------

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

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
MINING - 0.9%
   11,248      Allied Nevada Gold Corp.(a)                                             $    338,902
   29,289      Alpha Natural Resources, Inc.(a)                                             285,275
    3,425      AMCOL International Corp.                                                    105,079
   28,191      Arch Coal, Inc.                                                              206,358
    8,315      Cloud Peak Energy, Inc.(a)                                                   160,729
   12,200      Coeur d'Alene Mines Corp.(a)                                                 300,120
    4,412      Compass Minerals International, Inc.                                         329,620
    8,818      General Moly, Inc.(a)                                                         35,360
    5,722      Golden Minerals Co.(a)                                                        26,264
   39,090      Hecla Mining Co.                                                             227,895
    4,899      James River Coal Co.(a),(b)                                                   15,677
   12,945      Molycorp, Inc.(a),(b)                                                        122,201
    8,683      Royal Gold, Inc.                                                             706,015
    7,850      Solitario Exploration & Royalty Corp.(a)                                      13,188
   15,593      Stillwater Mining Co.(a)                                                     199,279
    9,532      SunCoke Energy, Inc.(a)                                                      148,604
   15,011      Timberline Resources Corp.(a)                                                  3,272
    8,365      Walter Industries, Inc.                                                      300,136
    2,361      Westmoreland Coal Co.(a)                                                      22,052
                                                                                       ------------
                                                                                          3,546,026
                                                                                       ------------
MOBILE TELECOMMUNICATIONS - 0.5%
    1,327      Atlantic Tele-Network, Inc.                                                   48,714
   15,196      Globalstar, Inc.(a)                                                            4,635
    8,064      Iridium Communications, Inc.(a)                                               54,351
    7,397      Leap Wireless International, Inc.(a)                                          49,190
   22,719      NII Holdings, Inc.(a),(b)                                                    161,987
    1,992      NTELOS Holdings Corp.                                                         26,115
    6,188      ORBCOMM, Inc.(a)                                                              24,257
   16,820      SBA Communications Corp., Class A(a)                                       1,194,556
    3,096      Shenandoah Telecom Co.                                                        47,400
   13,256      Telephone & Data Systems, Inc.                                               293,488
    1,571      U.S. Cellular Corp.(a)                                                        55,362
    3,008      USA Mobility, Inc.                                                            35,133
                                                                                       ------------
                                                                                          1,995,188
                                                                                       ------------
NONLIFE INSURANCE - 3.5%
    2,265      Alleghany Corp.(a)                                                           759,726
    4,627      Allied World Assurance Co. Holdings AG                                       364,608
    9,977      American Financial Group, Inc.                                               394,291
      768      American National Insurance Co.                                               52,447
    1,595      American Safety Insurance Holdings Ltd.(a)                                    30,177
    3,650      AmTrust Financial Services, Inc.                                             104,718
   17,990      Arch Capital Group Ltd.(a)                                                   791,920
    3,386      Argo Group International Holdings Ltd.                                       113,736
   15,983      Arthur J. Gallagher & Co.                                                    553,811
    9,347      Aspen Insurance Holdings Ltd.                                                299,852
   25,726      Assured Guaranty Ltd.                                                        366,081
   14,906      Axis Capital Holdings Ltd.                                                   516,344
    1,436      Baldwin & Lyons, Inc., Class B                                                34,263
   15,581      Brown & Brown, Inc.                                                          396,692
    3,330      CNA Financial Corp.                                                           93,273
    1,498      Donegal Group, Inc., Class A                                                  21,032
    1,380      Eastern Insurance Holdings, Inc.                                              23,570
      901      EMC Insurance Group, Inc.                                                     21,516
    5,696      Endurance Specialty Holdings Ltd.                                            226,074
    1,106      Enstar Group Ltd.(a)                                                         123,850
    3,420      Erie Indemnity Co., Class A                                                  236,732
    6,757      Everest Re Group Ltd.                                                        742,932
    1,906      Federated National Holding Co.                                                10,331
    1,327      First Acceptance Corp.(a)                                                      1,659
   14,137      First American Financial Corp.                                               340,560

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54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,654     Global Indemnity Plc(a)                                                 $     36,603
     4,205     Greenlight Capital Re Ltd.(a)                                                 97,051
     5,809     The Hanover Insurance Group, Inc.                                            225,041
    13,451     HCC Insurance Holdings, Inc.                                                 500,512
     5,908     Hilltop Holdings, Inc.(a)                                                     79,994
     5,275     Horace Mann Educators Corp.                                                  105,289
     1,610     Infinity Property & Casualty Corp.                                            93,766
     7,086     Kemper Corp.                                                                 209,037
     2,288     Life Partners Holdings, Inc.                                                   6,063
     7,487     Maiden Holdings Ltd.                                                          68,806
     1,218     Markel Corp.(a)                                                              527,906
    18,965     MBIA, Inc.(a)                                                                148,875
     6,607     Meadowbrook Insurance Group, Inc.                                             38,188
     3,553     Mercury General Corp.                                                        141,019
     7,605     Montpelier Re Holdings Ltd.                                                  173,850
     2,400     National Interstate Corp.                                                     69,168
     1,497     Navigators Group, Inc.(a)                                                     76,452
    32,231     Old Republic International Corp.                                             343,260
     2,936     OneBeacon Insurance Group Ltd.                                                40,810
     8,057     PartnerRe Ltd.                                                               648,508
     4,411     Platinum Underwriters Holdings Ltd.                                          202,906
     8,238     ProAssurance Corp.                                                           347,561
     9,613     Reinsurance Group of America, Inc.                                           514,488
     6,378     RenaissanceRe Holdings Ltd.                                                  518,276
     2,283     RLI Corp.                                                                    147,619
     1,798     Safety Insurance Group, Inc.                                                  83,014
     3,093     SeaBright Holdings, Inc.                                                      34,240
     7,348     Selective Insurance Group, Inc.                                              141,596
     2,051     State Auto Financial Corp.                                                    30,642
     4,679     Tower Group, Inc.                                                             83,146
     3,007     United Fire Group, Inc.                                                       65,673
     4,307     Universal Insurance Holdings, Inc.                                            18,865
    13,490     Validus Holdings Ltd.                                                        466,484
    14,603     W.R. Berkley Corp.                                                           551,117
       726     White Mountains Insurance Group, Inc.(b)                                     373,890
                                                                                       ------------
                                                                                         13,829,910
                                                                                       ------------
OIL & GAS PRODUCERS - 3.7%
    12,503     Abraxas Petroleum Corp.(a)                                                    27,382
       322     Adams Resources & Energy, Inc.                                                11,293
     1,857     Alon USA Energy, Inc.                                                         33,593
     2,407     Apco Oil and Gas International, Inc.                                          29,630
     4,415     Approach Resources, Inc.(a)                                                  110,419
     1,930     Barnwell Industries, Inc.(a)                                                   6,234
     6,238     Berry Petroleum Co., Class A                                                 209,285
     6,446     Bill Barrett Corp.(a)                                                        114,674
     3,171     Bonanza Creek Energy, Inc.(a)                                                 88,122
    14,199     BPZ Resources, Inc.(a)                                                        44,727
     5,673     Brenham Oil+Gas Corp.(a)                                                         556
     5,666     Callon Petroleum Co.(a)                                                       26,630
     4,998     Carrizo Oil & Gas, Inc.(a)                                                   104,558
    29,914     Cheniere Energy, Inc.(a)                                                     561,785
    11,447     Cimarex Energy Co.                                                           660,835
       851     Clayton Williams Energy, Inc.(a)                                              34,040
    23,668     Cobalt International Energy, Inc.(a)                                         581,286
     6,112     Comstock Resources, Inc.(a)                                                   92,475
    13,917     Concho Resources, Inc.(a)                                                  1,121,154
     1,779     Contango Oil & Gas Co.(a)                                                     75,358
     7,507     Continental Resources, Inc.(a)                                               551,689
     2,084     CVR Energy, Inc.(a)                                                          101,678

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                                                   SCHEDULE OF INVESTMENTS |  55

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,317     Delek US Holdings, Inc.                                                 $     58,666
     2,021     Double Eagle Pete & Mining Co.(a)                                              7,963
     3,260     Emerald Oil, Inc.(a)                                                          17,082
     6,095     Endeavour International Corp.(a)                                              31,572
     9,603     Energen Corp.                                                                432,999
     4,762     EPL Oil & Gas, Inc.(a)                                                       107,383
     3,828     Evolution Petroleum Corp.(a)                                                  31,122
    19,444     EXCO Resources, Inc.                                                         131,636
    15,811     Forest Oil Corp.(a),(b)                                                      105,776
     7,352     FX Energy, Inc.(a)                                                            30,217
     5,700     Gasco Energy, Inc.(a)                                                            399
     8,271     Gastar Exploration Ltd.(a)                                                    10,008
     9,626     GeoPetro Resources Co.(a)                                                        674
     8,292     GMX Resources, Inc.(a)                                                         4,146
     3,805     Goodrich Petroleum Corp.(a)                                                   35,463
     6,662     Gulfport Energy Corp.(a)                                                     254,622
    11,671     Halcon Resources Corp.(a)                                                     80,763
     5,394     Harvest Natural Resources, Inc.(a)                                            48,924
    27,037     HollyFrontier Corp.                                                        1,258,572
     5,104     Houston American Energy Corp.(a),(b)                                           1,123
    19,302     Hyperdynamics Corp.(a),(b)                                                    11,541
       212     Isramco, Inc.(a)                                                              22,046
    35,553     Kodiak Oil & Gas Corp.(a)                                                    314,644
     3,330     Laredo Petroleum Holdings, Inc.(a)                                            60,473
     8,484     Magellan Petroleum Corp.(a)                                                    7,822
    22,060     Magnum Hunter Resources Corp.(a)                                              88,019
    13,565     McMoRan Exploration Co.(a)                                                   217,718
     5,310     Miller Energy Resources, Inc.(a)                                              21,028
     8,135     Northern Oil and Gas, Inc.(a)                                                136,831
     9,617     Oasis Petroleum, Inc.(a)                                                     305,821
     1,132     Panhandle Oil & Gas, Inc.                                                     31,956
     4,083     PDC Energy, Inc.(a)                                                          135,596
     6,206     Penn VirginiaCorp.                                                            27,368
     8,167     Petroquest Energy, Inc.(a)                                                    40,427
     8,275     Pioneer Energy Services Corp.(a)                                              60,076
    17,256     Plains Exploration & Production Co.(a)                                       809,997
     1,910     PostRock Energy Corp.(a)                                                       2,827
    16,252     Quicksilver Resources, Inc.(a)                                                46,481
     5,738     Resolute Energy Corp.(a)                                                      46,650
     5,835     Rex Energy Corp.(a)                                                           75,972
     7,104     Rosetta Resources, Inc.(a)                                                   322,237
    46,924     SandRidge Energy, Inc.(a),(b)                                                297,967
     8,714     SM Energy Co.                                                                454,958
     6,741     Stone Energy Corp.(a)                                                        138,325
     5,739     Swift Energy Co.(a)                                                           88,323
    11,960     Syntroleum Corp.(a)                                                            4,724
     3,903     Targa Resources, Inc.                                                        206,235
    47,485     Transocean Ltd.                                                            2,120,205
    20,386     Ultra Petroleum Corp.(a),(b)                                                 369,598
     4,911     US Energy Corp. - Wyoming(a)                                                   7,367
     8,158     Vaalco Energy, Inc.(a)                                                        70,567
     4,715     W&T Offshore, Inc.                                                            75,581
    10,205     Warren Resources, Inc.(a)                                                     28,676
     7,997     Western Refining, Inc.                                                       225,435
    15,706     Whiting Petroleum Corp.(a)                                                   681,169
     5,221     ZaZa Energy Corp.(a)                                                          10,703
     6,336     Zion Oil & Gas, Inc.(a),(b)                                                   11,215
                                                                                       ------------
                                                                                         14,813,091
                                                                                       ------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 2.5%
     7,690     Atwood Oceanics, Inc.(a)                                                     352,125
     3,888     Basic Energy Services, Inc.(a)                                                44,362
     1,419     Bolt Technology Corp.                                                         20,249
     4,662     Bristow Group, Inc.                                                          250,163
     5,496     C&J Energy Services, Inc.(a)                                                 117,834

================================================================================

56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    12,779     Cal Dive International, Inc.(a)                                         $     22,108
     2,609     CARBO Ceramics, Inc.                                                         204,389
     3,990     Chart Industries, Inc.(a),(b)                                                266,013
     5,968     Crosstex Energy, Inc.                                                         85,581
     1,228     Dawson Geophysical Co.(a)                                                     32,395
     1,787     DHT Holdings, Inc.                                                             7,327
    10,145     Dresser-Rand Group, Inc.(a)                                                  569,540
     4,851     Dril-Quip, Inc.(a)                                                           354,366
     8,704     Exterran Holdings, Inc.(a)                                                   190,792
     6,231     Flotek Industries, Inc.(a)                                                    76,018
     2,153     Forbes Energy Services Ltd.(a)                                                 5,447
     1,744     Geospace Technologies Corp.(a)                                               154,989
     3,029     Global Geophysical Services, Inc.(a)                                          11,662
     1,954     Gulf Island Fabrication, Inc.                                                 46,955
     3,292     Gulfmark Offshore, Inc., Class A(a)                                          113,409
    13,076     Helix Energy Solutions Group, Inc.(a)                                        269,889
    21,217     Hercules Offshore, Inc.(a)                                                   131,121
     4,297     Hornbeck Offshore Services, Inc.(a)                                          147,559
    16,358     ION Geophysical Corp.(a),(b)                                                 106,491
    20,172     Key Energy Services, Inc.(a)                                                 140,195
     4,483     Lufkin Industries, Inc.                                                      260,597
     3,490     Matrix Service Co.(a)                                                         40,135
    31,127     McDermott International, Inc.(a)                                             343,020
     1,733     Mitcham Industries, Inc.(a)                                                   23,621
     3,153     MRC Global, Inc.(a)                                                           87,590
     1,996     Natural Gas Services Group, Inc.(a)                                           32,774
    12,110     Newpark Resources, Inc.(a)                                                    95,064
    14,360     Oceaneering International, Inc.                                              772,424
    13,124     OGE Energy Corp.                                                             739,012
     7,314     Oil States International, Inc.(a)                                            523,244
    16,260     Parker Drilling Co.(a)                                                        74,796
    19,769     Patterson-UTI Energy, Inc.                                                   368,296
     1,794     PHI, Inc.(a)                                                                  60,081
     8,725     RPC, Inc.                                                                    106,794
     2,586     SEACOR Holdings, Inc.                                                        216,707
     5,773     SemGroup Corp.(a)                                                            225,609
    20,985     Superior Energy Services, Inc.(a)                                            434,809
     4,332     Tesco Corp.(a)                                                                49,341
    10,217     Tetra Technologies, Inc.(a)                                                   77,547
     2,499     TGC Industries, Inc.(a)                                                       20,467
     6,622     Tidewater, Inc.                                                              295,871
     5,742     Unit Corp.(a),(b)                                                            258,677
   100,715     Weatherford International Ltd.(a)                                          1,127,001
     6,936     Willbros Group, Inc.(a)                                                       37,177
                                                                                       ------------
                                                                                          9,991,633
                                                                                       ------------
PERSONAL GOODS - 1.6%
     8,268     American Apparel, Inc.(a)                                                      8,351
     6,837     Carter's, Inc.(a)                                                            380,479
     3,457     Charles & Colvard Ltd.(a)                                                     13,551
     1,420     Cherokee, Inc.                                                                19,468
     1,574     Columbia Sportswear Co.                                                       83,989
    12,001     Crocs, Inc.(a)                                                               172,694
     1,551     Culp, Inc.                                                                    23,280
     4,788     Deckers Outdoor Corp.(a),(b)                                                 192,813
     1,207     Delta Apparel, Inc.(a)                                                        16,874
     3,378     Elizabeth Arden, Inc.(a)                                                     152,044
     3,365     Female Health Co.                                                             24,161
    15,228     Fifth & Pacific Cos., Inc.(a),(b)                                            189,589
     2,201     G-III Apparel Group Ltd.(a)                                                   75,340
    13,127     Hanesbrands, Inc.(a),(b)                                                     470,209
     4,690     Heelys, Inc.(a)                                                               10,459
     4,185     Helen of Troy Ltd.(a)                                                        139,737
     9,133     Iconix Brand Group, Inc.(a)                                                  203,849
     2,065     Inter Parfums, Inc.                                                           40,185
     9,399     Joe's Jeans, Inc.(a)                                                           9,399
    10,162     The Jones Group, Inc.                                                        112,392
     3,783     K-Swiss, Inc., Class A(a)                                                     12,711
       913     Lakeland Industries, Inc.(a)                                                   4,538

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,323     Maidenform Brands, Inc.(a)                                              $     64,765
    15,581     Michael Kors Holdings Ltd.(a)                                                795,098
     2,342     Movado Group, Inc.                                                            71,853
     7,016     Nu Skin Enterprises, Inc., Class A                                           259,943
     1,117     Orchids Paper Products Co.                                                    22,586
     1,940     Oxford Industries, Inc.                                                       89,938
     1,659     Perry Ellis International, Inc.(a)                                            33,014
     9,408     PVH Corp.                                                                  1,044,382
    16,875     Quiksilver, Inc.(a)                                                           71,719
     1,521     R.G. Barry Corp.                                                              21,553
     1,619     Revlon, Inc., Class A(a)                                                      23,475
     1,306     Rocky Brands, Inc.(a)                                                         17,004
     5,170     Skechers U.S.A., Inc., Class A(a)                                             95,645
     5,452     Steven Madden Ltd.(a)                                                        230,456
       938     Superior Uniform Group, Inc.                                                  10,731
     1,401     Tandy Brands Accessories, Inc.(a)                                              2,116
     3,351     True Religion Apparel, Inc.                                                   85,182
    10,363     Under Armour, Inc., Class A(a)                                               502,916
     2,216     Unifi, Inc.(a)                                                                28,830
     2,945     Vera Bradley, Inc.(a)                                                         73,919
     5,455     The Warnaco Group, Inc.(a)                                                   390,414
     1,172     Weyco Group, Inc.                                                             27,378
     6,508     Wolverine World Wide, Inc.                                                   266,698
                                                                                       ------------
                                                                                          6,585,727
                                                                                       ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.4%
     6,446     Aastrom Biosciences, Inc.(a)                                                   8,122
     7,718     Acadia Pharmaceuticals, Inc.(a)                                               35,889
     7,627     Achillion Pharmaceuticals, Inc.(a)                                            61,169
     5,521     Acorda Therapeutics, Inc.(a)                                                 137,252
     3,065     Acura Pharmaceuticals, Inc.(a)                                                 6,804
     2,189     Aegerion Pharmaceuticals, Inc.(a)                                             55,579
     5,044     Affymax, Inc.(a)                                                              95,836
     9,705     Affymetrix, Inc.(a)                                                           30,765
     3,970     Agenus, Inc.(a)                                                               16,277
     9,198     Akorn, Inc.(a)                                                               122,885
     3,064     Albany Molecular Research, Inc.(a)                                            16,178
     2,308     Alexza Pharmaceuticals, Inc.(a),(b)                                           11,425
    16,244     Alkermes Plc(a)                                                              300,839
     9,140     Allos Therapeutcs, Inc.(a)                                                         -
     5,737     Alnylam Pharmaceuticals, Inc.(a)                                             104,700
     2,967     AMAG Pharmaceuticals, Inc.(a)                                                 43,645
     4,875     Amicus Therapeutics, Inc.(a)                                                  13,065
     3,601     Ampio Pharmaceuticals, Inc.(a),(b)                                            12,928
     2,986     Anacor Pharmaceuticals, Inc.(a)                                               15,527
     9,930     Anthera Pharmaceuticals, Inc.(a)                                               6,157
     4,493     Apricus Biosciences, Inc.(a),(b)                                               8,941
     4,416     ARCA Biopharma, Inc.(a)                                                        1,762
    29,176     Arena Pharmaceuticals, Inc.(a),(b)                                           263,168
    22,389     ARIAD Pharmaceuticals, Inc.(a)                                               429,421
     8,469     Arqule, Inc.(a)                                                               23,628
    16,003     Array Biopharma, Inc.(a)                                                      59,531
    12,666     Astex Pharmaceuticals(a)                                                      36,858
     6,626     Auxilium Pharmaceuticals, Inc.(a)                                            122,780
    18,752     Avanir Pharmaceuticals, Inc.(a)                                               49,318
     4,951     AVEO Pharmaceuticals, Inc.(a)                                                 39,856
     6,352     BioCryst Pharmaceuticals, Inc.(a)                                              9,020
     1,917     Biodel, Inc.(a)                                                                4,505

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58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,044     BioDelivery Sciences International, Inc.(a)                             $     17,430
    16,531     BioMarin Pharmaceutical, Inc.(a)                                             814,152
     3,485     BioMimetic Therapeutics, Inc.(a)                                              25,231
     4,395     Biosante Pharmaceuticals, Inc.(a),(b)                                          5,450
     4,301     Biota Pharmaceuticals, Inc.                                                   17,161
     4,908     BioTime, Inc.(a)                                                              15,411
     7,822     Cadence Pharmaceuticals, Inc.(a)                                              37,467
    23,000     CEL-SCI Corp.(a)                                                               6,210
     7,442     Cell Therapeutics, Inc.(a)                                                     9,675
     8,336     Celldex Therapeutics, Inc.(a)                                                 55,935
     8,453     Cerus Corp.(a)                                                                26,711
     6,552     Charles River Laboratories International, Inc.(a)                            245,503
     9,668     Chelsea Therapeutics International, Inc.(a)                                    7,348
     5,051     Cleveland BioLabs, Inc.(a)                                                     6,718
    12,022     Columbia Laboratories, Inc.(a)                                                 7,640
     2,684     Complete Genomics, Inc.(a)                                                     8,455
     9,465     Corcept Therapeutics, Inc.(a)                                                 13,535
     3,077     Coronado Biosciences, Inc.(a)                                                 13,877
     8,542     Cubist Pharmaceuticals, Inc.(a)                                              359,277
     2,790     Cumberland Pharmaceuticals, Inc.(a)                                           11,718
    11,518     Curis, Inc.(a)                                                                39,507
    12,278     Cytokinetics, Inc.(a)                                                          8,103
     8,052     Cytori Therapeutics, Inc.(a)                                                  22,707
     2,795     CytRx Corp.(a)                                                                 5,227
    20,564     Dendreon Corp.(a)                                                            108,578
     8,144     Depomed, Inc.(a)                                                              50,411
     6,753     Discovery Laboratories, Inc.(a)                                               14,249
    12,820     Durect Corp.(a)                                                               11,794
    14,302     Dyax Corp.(a)                                                                 49,771
    24,253     Dynavax Technologies Corp.(a)                                                 69,364
     3,581     Emergent Biosolutions, Inc.(a)                                                57,439
    15,365     Endo Health Solutions, Inc.(a)                                               403,639
     4,089     Endocyte, Inc.(a)                                                             36,719
     4,054     Entremed, Inc.(a)                                                              5,595
     5,665     Enzo Biochem, Inc.(a)                                                         15,295
     7,087     Enzon Pharmaceuticals, Inc.(a)                                                31,395
     8,944     Exact Sciences Corp.(a)                                                       94,717
    24,735     Exelixis, Inc.(a),(b)                                                        113,039
     1,224     Furiex Pharmaceuticals, Inc.(a)                                               23,574
    11,088     Galena Biopharma, Inc.(a)                                                     16,965
     2,634     Genomic Health, Inc.(a)                                                       71,803
     3,691     GenVec, Inc.(a)                                                                4,946
    17,936     Geron Corp.(a)                                                                25,290
     4,299     GTx, Inc.(a)                                                                  18,056
    11,876     Halozyme Therapeutics, Inc.(a)                                                79,688
     4,267     Harvard Bioscience, Inc.(a)                                                   18,689
     9,683     Hemispherx Biopharma, Inc.(a)                                                  2,428
     1,524     Hi-Tech Pharmacal Co., Inc.(a)                                                53,310
    13,281     Idenix Pharmaceuticals, Inc.(a)                                               64,413
     6,210     Idera Pharmaceuticals, Inc.(a)                                                 5,527
    16,393     Illumina, Inc.(a)                                                            911,287
    11,337     ImmunoGen, Inc.(a)                                                           144,547
    10,447     Immunomedics, Inc.(a)                                                         30,505
     8,556     Impax Laboratories, Inc.(a)                                                  175,312
    17,563     Incyte Corp.(a)                                                              291,721
     4,391     Infinity Pharmaceuticals, Inc.(a)                                            153,685
    16,169     Inovio Pharmaceuticals, Inc.(a)                                                8,076
     4,112     Insmed, Inc.(a)                                                               27,509
     9,057     InterMune, Inc.(a)                                                            87,762
    11,258     Ironwood Pharmaceuticals, Inc.(a)                                            124,851

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    13,641     Isis Pharmaceuticals, Inc.(a)                                           $    142,685
     6,235     Jazz Pharmaceuticals Plc(a)                                                  331,702
    11,000     Keryx Biopharmaceuticals, Inc.(a)                                             28,820
    66,454     Lexicon Genetics, Inc.(a)                                                    147,528
     2,736     Ligand Pharmaceuticals, Inc.(a)                                               56,745
     5,253     Luminex Corp.(a)                                                              88,040
    23,111     MannKind Corp.(a)                                                             53,386
     4,034     MAP Pharmaceuticals, Inc.(a)                                                  63,374
     5,582     Maxygen, Inc.                                                                 13,732
     7,229     The Medicines Co.(a)                                                         173,279
     9,916     Medivation, Inc.(a)                                                          507,303
     6,326     Momenta Pharmaceuticals, Inc.(a)                                              74,520
     4,574     Myrexis, Inc.(a)                                                              12,944
    11,338     Myriad Genetics, Inc.(a)                                                     308,960
    15,605     Nektar Therapeutics(a)                                                       115,633
     7,812     Neuralstem, Inc.(a),(b)                                                        8,585
     8,623     Neurocrine Biosciences, Inc.(a)                                               64,500
    17,687     Novavax, Inc.(a)                                                              33,428
    12,128     NPS Pharmaceuticals, Inc.(a)                                                 110,365
     2,731     Obagi Medical Products, Inc.(a)                                               37,114
     2,253     OncoGenex Pharmaceutical, Inc.(a)                                             29,559
     7,581     Oncothyreon, Inc.(a)                                                          14,556
     8,932     Onyx Pharmaceuticals, Inc.(a)                                                674,634
    19,545     Opko Health, Inc.(a),(b)                                                      94,011
     6,695     Optimer Pharmaceuticals, Inc.(a)                                              60,590
     8,881     Orexigen Therapeutics, Inc.(a)                                                46,803
     2,486     Osiris Therapeutics, Inc.(a)                                                  22,324
       202     OXiGENE, Inc.(a)                                                               1,147
     6,221     Pacific Biosciences of California, Inc.(a)                                    10,576
     5,722     Pain Therapeutics, Inc.(a)                                                    15,507
     9,887     Palatin Technologies, Inc.(a)                                                  5,931
    19,342     PDL BioPharma, Inc.                                                          136,361
    13,545     Peregrine Pharmaceuticals, Inc.(a)                                            17,879
     1,483     Pernix Therapeutics Holdings, Inc.(a)                                         11,493
     6,685     Pharmacyclics, Inc.(a)                                                       387,061
     4,229     Pozen, Inc.(a)                                                                21,187
     7,010     Prestige Brands Holdings, Inc.(a)                                            140,410
     4,674     Progenics Pharmaceuticals, Inc.(a)                                            13,929
     7,893     Questcor Pharmaceuticals, Inc.(a),(b)                                        210,901
     6,967     Raptor Pharmaceutical Corp.(a),(b)                                            40,757
     9,991     Regeneron Pharmaceuticals, Inc.(a)                                         1,709,160
     4,247     Repligen Corp.(a)                                                             26,714
     2,204     Repros Therapeutics, Inc.(a)                                                  34,713
    17,083     Rexahn Pharmaceuticals, Inc.(a)                                                5,296
    11,684     Rigel Pharmaceuticals, Inc.(a)                                                75,946
     1,864     Sagent Pharmaceuticals, Inc.(a)                                               29,992
     6,738     Salix Pharmaceuticals Ltd.(a)                                                272,754
     7,317     Sangamo Biosciences, Inc.(a)                                                  43,975
     7,137     Santarus, Inc.(a)                                                             78,364
     3,315     Sarepta Therapeutics, Inc.(a)                                                 85,527
     9,940     Savient Pharmaceuticals, Inc.(a),(b)                                          10,437
     7,704     Sciclone Pharmaceuticals, Inc.(a)                                             33,204
    13,789     Seattle Genetics, Inc.(a)                                                    319,905
    15,507     Sequenom, Inc.(a),(b)                                                         73,193
     6,019     SIGA Technologies, Inc.(a)                                                    15,770
     1,016     Somaxon Pharmaceuticals, Inc.(a)                                               3,099

================================================================================

60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,111     Spectrum Pharmaceuticals, Inc.(a),(b)                                   $     79,572
     5,321     StemCells, Inc.(a),(b)                                                         8,673
     4,728     Strategic Diagnostics, Inc.(a)                                                 5,059
     6,190     Sucampo Pharmaceuticals, Inc., Class A(a)                                     30,331
     1,277     Synageva BioPharma Corp.(a)                                                   59,112
     5,546     Synta Pharmaceuticals Corp.(a)                                                50,025
     3,854     Targacept, Inc.(a)                                                            16,881
     4,633     Techne Corp.                                                                 316,619
       402     Telik, Inc.(a)                                                                   527
     9,146     Theravance, Inc.(a)                                                          203,681
     5,581     Threshold Pharmaceuticals, Inc.(a)                                            23,496
     2,289     Transcept Pharmaceuticals, Inc.(a)                                            10,186
     3,113     Trubion Pharmaceuticals, Inc.(a)                                                   -
     6,482     United Therapeutics Corp.(a)                                                 346,268
     4,711     Vanda Pharmaceuticals, Inc.(a)                                                17,431
     1,623     Venaxis, Inc.(a)                                                               4,155
     2,598     Ventrus Biosciences, Inc.(a)                                                   5,612
    28,750     Vertex Pharmaceuticals, Inc.(a)                                            1,205,775
     9,763     Vical, Inc.(a)                                                                28,410
     9,216     ViroPharma, Inc.(a)                                                          209,756
    13,521     Vivus, Inc.(a),(b)                                                           181,452
    23,327     Warner Chilcott Plc, Class A                                                 280,857
     5,941     Xenoport, Inc.(a)                                                             46,162
    12,475     XOMA Corp.(a)                                                                 29,878
    11,758     Zalicus, Inc.(a)                                                               7,643
    11,228     ZIOPHARM Oncology, Inc.(a)                                                    46,708
                                                                                       ------------
                                                                                         17,686,804
                                                                                       ------------
REAL ESTATE INVESTMENT & SERVICES - 0.6%
     5,733     Alexander & Baldwin, Inc.(a)                                                 168,378
       900     American Realty  Investors, Inc.(a)                                            2,457
     1,576     AV Homes, Inc.(a)                                                             22,411
     1,474     BBX Capital Corp.(a)                                                           9,876
       927     Consolidated-Tomoka Land Co.                                                  28,746
    17,379     Forest City Enterprises, Inc., Class A(a)                                    280,671
     4,822     Forestar Group, Inc.(a)                                                       83,565
     4,569     HFF, Inc., Class A(a)                                                         68,078
     3,705     The Howard Hughes Corp.(a)                                                   270,539
     5,875     Jones Lang LaSalle, Inc.                                                     493,148
     5,678     Kennedy-Wilson Holdings, Inc.                                                 79,378
     4,115     Market Leader, Inc.(a)                                                        26,953
     3,389     Maui Land & Pineapple Co., Inc.(a)                                            14,064
     6,164     Move, Inc.(a)                                                                 46,785
     2,294     Nationstar Mortgage Holdings, Inc.(a)                                         71,068
     6,081     Realogy Holdings Corp.(a)                                                    255,159
     1,655     Reis, Inc.(a)                                                                 21,565
    12,223     The St.Joe Co.(a)                                                            282,107
     2,035     Tejon Ranch Co.(a)                                                            57,143
     4,684     Thomas Properties Group, Inc.                                                 25,340
       393     Transcontinental Realty Investors, Inc.(a)                                     1,706
     1,816     Zillow, Inc.(a),(b)                                                           50,394
     3,206     ZipRealty, Inc.(a)                                                             8,977
                                                                                       ------------
                                                                                          2,368,508
                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.7%
     6,711     Acadia Realty Trust                                                          168,312
     1,840     Agree Realty Corp.                                                            49,294
       279     Alexander's, Inc.                                                             92,293
     8,291     Alexandria Real Estate Equities, Inc.                                        574,732
     4,734     American Assets Trust, Inc.                                                  132,221

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                                                   SCHEDULE OF INVESTMENTS |  61

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    13,834     American Campus Communities, Inc.                                       $    638,162
    45,490     American Capital Agency Corp.                                              1,316,481
     5,232     American Capital Mortgage Investment Corp.                                   123,318
    21,710     American Realty Capital Trust, Inc.                                          250,750
   128,996     Annaly Capital Management, Inc.                                            1,811,104
    17,686     Anworth Mortgage Asset Corp.                                                 102,225
     4,752     Apollo Commercial Real Estate Finance, Inc.                                   77,125
     3,510     Apollo Residential Mortgage, Inc.                                             70,867
     3,199     Arbor Realty Trust, Inc.                                                      19,162
     1,250     Arlington Asset Investment Corp.                                              25,963
    42,211     ARMOUR Residential REIT, Inc.                                                273,105
     8,590     Ashford Hospitality Trust, Inc.                                               90,281
     6,821     Associated Estates Realty Corp.                                              109,955
    20,564     BioMed Realty Trust, Inc.                                                    397,502
    19,007     Brandywine Realty Trust                                                      231,695
    10,215     BRE Properties                                                               519,228
     2,288     BRT Realty Trust(a)                                                           14,964
    11,014     Camden Property Trust                                                        751,265
     5,334     Campus Crest Communities, Inc.                                                65,395
     3,285     Capital Trust, Inc.                                                            6,899
    10,108     CapLease, Inc.                                                                56,302
    12,527     Capstead Mortgage Corp.                                                      143,685
    21,188     CBL & Associates Properties, Inc.                                            449,397
     8,184     Cedar Realty Trust, Inc.                                                      43,212
     2,382     Chatham Lodging Trust                                                         36,635
     5,426     Chesapeake Lodging Trust                                                     113,295
   137,868     Chimera Investment Corp.                                                     359,835
    10,826     Colonial Properties Trust                                                    231,352
     5,691     Colony Financial, Inc.                                                       110,974
    10,799     CommonWealth REIT                                                            171,056
     2,930     Coresite Realty Corp.                                                         81,044
    10,501     Corporate Office Properties Trust                                            262,315
    12,077     Cousins Properties, Inc.                                                     100,843
    10,925     CreXus Investment Corp.                                                      133,831
    15,137     CubeSmart                                                                    220,546
    23,769     CYS Investments, Inc.                                                        280,712
    35,500     DCT Industrial Trust, Inc.                                                   230,395
    31,399     DDR Corp.                                                                    491,708
    25,436     DiamondRock Hospitality Co.                                                  228,924
    16,233     Digital Realty Trust, Inc.                                                 1,102,058
    17,466     Douglas Emmett, Inc.                                                         406,958
    36,551     Duke Realty Corp.                                                            506,962
     8,530     DuPont Fabros Technology, Inc.                                               206,085
     3,877     Eastgroup Properties, Inc.                                                   208,621
    14,777     Education Realty Trust, Inc.                                                 157,227
     6,253     EPR Properties                                                               288,326
     5,302     Equity Lifestyle Properties, Inc.                                            356,772
     7,808     Equity One, Inc.                                                             164,046
     4,818     Essex Property Trust, Inc.(b)                                                706,560
     7,339     Excel Trust, Inc.                                                             92,985
    13,507     Extra Space Storage, Inc.                                                    491,520
     8,500     Federal Realty Investment Trust                                              884,170
    15,489     FelCor Lodging Trust, Inc.(a)                                                 72,334
    12,013     First Industrial Realty Trust, Inc.(a)                                       169,143
     7,186     First Potomac Realty Trust                                                    88,819
     9,320     Franklin Street Properties Corp.                                             114,729
    59,764     General Growth Properties, Inc.                                            1,186,315
     3,689     Getty Realty Corp.                                                            66,623
     2,145     Gladstone Commercial Corp.                                                    38,503

================================================================================

62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    19,210     Glimcher Realty Trust                                                   $    213,039
     6,425     Government Properties Income Trust                                           154,007
     7,168     Gramercy Capital Corp.(a)                                                     21,074
    13,389     Hatteras Financial Corp.                                                     332,181
    11,293     Healthcare Realty Trust, Inc.                                                271,145
     8,471     Healthcare Trust of America, Inc.                                             83,863
    23,460     Hersha Hospitality Trust                                                     117,300
     9,596     Highwoods Properties, Inc.                                                   320,986
     6,857     Home Properties, Inc.                                                        420,403
    16,399     Hospitality Properties Trust                                                 384,065
     4,087     Hudson Pacific Properties, Inc.                                               86,072
    10,594     Inland Real Estate Corp.                                                      88,778
    15,387     InvesCo.Mortgage Capital, Inc.                                               303,278
    11,889     Investors Real Estate Trust                                                  103,791
    10,028     iStar Financial, Inc.(a)                                                      81,728
     9,897     Kilroy Realty Corp.                                                          468,821
     9,276     Kite Realty Group Trust                                                       51,853
    12,197     LaSalle Hotel Properties                                                     309,682
    19,735     Lexington Realty Trust(b)                                                    206,231
    15,553     Liberty Property Trust(b)                                                    556,331
     4,225     LTC Properties, Inc.                                                         148,678
    17,956     The Macerich Co.(b)                                                        1,046,835
    11,066     Mack-Cali Realty Corp.                                                       288,933
    17,993     Medical Properties Trust, Inc.                                               215,196
    47,645     MFA Financial, Inc.                                                          386,401
     5,578     Mid-America Apartment Communities, Inc.(b)                                   361,175
       456     Mission West Properties, Inc.                                                  4,154
     5,985     Monmouth Real Estate Investment Corp., Class A                                62,005
     7,868     MPG Office Trust, Inc.(a)                                                     24,233
     3,165     National Health Investors, Inc.                                              178,917
    14,379     National Retail Properties, Inc.                                             448,625
     8,647     New York Mortgage Trust, Inc.                                                 54,649
    18,376     NorthStar Realty Finance Corp.                                               129,367
    14,941     Omega Healthcare Investors, Inc.                                             356,343
     1,966     One Liberty Properties, Inc.                                                  39,890
     4,490     Parkway Properties, Inc.                                                      62,815
     7,846     Pebblebrook Hotel Trust                                                      181,243
     7,237     Pennsylvania Real Estate Investment Trust                                    127,661
     5,478     PennyMac Mortgage Investment Trust(d)                                        138,539
    22,370     Piedmont Office Realty Trust, Inc.                                           403,778
     2,432     PMC Commercial Trust                                                          17,267
     7,274     Post Properties, Inc.                                                        363,336
     5,293     Potlatch Corp.                                                               207,433
     2,384     PS Business Parks, Inc.                                                      154,912
     6,719     RAIT Financial Trust                                                          37,962
     6,458     Ramco-Gershenson Properties Trust                                             85,956
    16,264     Rayonier, Inc.                                                               842,963
    17,751     Realty Income Corp.                                                          713,768
    11,137     Redwood Trust, Inc.                                                          188,104
    11,982     Regency Centers Corp.                                                        564,592
    14,422     Resource Capital Corp.                                                        80,763
     6,259     Retail Opportunity Investments Corp.                                          80,491
    13,739     RLJ Lodging Trust                                                            266,124
     3,364     Rouse Properties, Inc.                                                        56,919
     5,093     Sabra Healthcare REIT, Inc.                                                  110,620
     1,826     Saul Centers, Inc.                                                            78,135
    23,357     Senior Housing Properties Trust(b)                                           552,159
    11,938     SL Green Realty Corp.                                                        915,048
     3,906     Sovran Self Storage, Inc.                                                    242,563
     5,520     STAG Industrial, Inc.                                                         99,194
    17,820     Starwood Property Trust, Inc.                                                409,147

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    24,058     Strategic Hotel Capital, Inc.(a)                                        $    153,971
     3,981     Sun Communities, Inc.                                                        158,802
    18,399     Sunstone Hotel Investors, Inc.(a)                                            197,053
     7,885     Supertel Hospitality, Inc.(a)                                                  8,043
    12,676     Tanger Factory Outlet Centers, Inc.(b)                                       433,519
     7,798     Taubman Centers, Inc.                                                        613,859
     2,928     Terreno Realty Corp.                                                          45,208
    40,438     Two Harbors Investment Corp.                                                 448,053
    33,180     UDR, Inc.                                                                    789,020
     2,696     UMH Properties, Inc.                                                          27,850
     1,725     Universal Health Realty Income Trust                                          87,302
     3,383     Urstadt Biddle Properties, Inc., Class A                                      66,577
     4,567     Walter Investment Management Corp.(a)                                        196,472
     8,546     Washington Real Estate Investment Trust                                      223,478
    14,935     Weingarten Realty Investors                                                  399,810
     4,058     Winthrop Realty Trust                                                         44,841
     7,352     WP Carey, Inc.                                                               383,407
                                                                                       ------------
                                                                                         38,545,901
                                                                                       ------------
SOFTWARE & COMPUTER SERVICES - 6.3%
     7,885     Accelrys, Inc.(a)                                                             71,359
     5,289     ACI Worldwide, Inc.(a)                                                       231,076
     2,740     Acorn Energy, Inc.                                                            21,399
     5,142     The Active Network, Inc.(a)                                                   25,247
     7,378     Actuate Corp.(a)                                                              41,317
     4,326     Advent Software, Inc.(a)                                                      92,490
     6,669     Alliance Data Systems Corp.(a)                                               965,404
    22,866     Allscripts Healthcare Solutions, Inc.(a)                                     215,398
     3,519     American Software, Inc., Class A                                              27,307
       952     Analysts International Corp.(a)                                                3,008
    12,314     Ansys, Inc.(a)                                                               829,225
    11,648     AOL, Inc.(a)                                                                 344,897
    12,579     Aspen Technology, Inc.(a)                                                    347,684
     4,829     athenahealth, Inc.(a)                                                        354,690
     6,322     Authentidate Holding Corp.(a)                                                  5,943
     6,115     Blackbaud, Inc.                                                              139,605
     5,850     Blucora, Inc.(a)                                                              91,904
     4,961     Bottomline Technologies, Inc.(a)                                             130,921
     3,747     BroadSoft, Inc.(a)                                                           136,129
     2,162     BSQUARE Corp.(a)                                                               6,378
     3,006     CACI International, Inc., Class A(a)                                         165,420
    36,803     Cadence Design Systems, Inc.(a),(b)                                          497,209
     4,588     Calix, Inc.(a)                                                                35,282
     5,318     Callidus Software, Inc.(a)                                                    24,144
     8,678     Ciber, Inc.(a)                                                                28,985
    59,241     Clearwire Corp., Class A(a)                                                  171,206
     6,347     Cogent Communications Group, Inc.                                            143,696
     5,581     CommVault Systems, Inc.(a)                                                   389,052
     1,447     Computer Programs & Systems, Inc.                                             72,842
     2,123     Computer Task Group, Inc.(a)                                                  38,702
    28,700     Compuware Corp.(a)                                                           311,969
    29,431     Comverse Technology, Inc.(a)                                                 113,015
     2,943     Comverse, Inc.(a)                                                             83,964
     6,058     Concur Technologies, Inc.(a)                                                 409,036
     4,548     Cornerstone OnDemand, Inc.(a)                                                134,302
     2,713     Crexendo, Inc.                                                                 7,678
     4,622     CSG Systems International, Inc.(a)                                            84,028
     2,530     Datalink Corp.(a)                                                             21,632
     5,736     DealerTrack Holdings, Inc.(a)                                                164,738
     7,690     DeVry, Inc.                                                                  182,484

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64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,169     Digimarc Corp.                                                          $     24,198
     5,116     Digital River, Inc.(a)                                                        73,619
     4,084     DST Systems, Inc.                                                            247,490
     1,533     Dynamics Research Corp.(a)                                                     8,968
    15,328     EarthLink, Inc.                                                               99,019
     4,409     Ebix, Inc.                                                                    70,853
     3,594     Envestnet, Inc.(a)                                                            50,136
     4,426     EPIQ Systems, Inc.                                                            56,564
     6,423     Equinix, Inc.(a)                                                           1,324,423
     1,901     Evolving Systems, Inc.                                                        11,330
     3,486     ExactTarget, Inc.(a)                                                          69,720
    66,161     Facebook, Inc.(a)                                                          1,761,867
     4,550     Fair Isaac Corp.                                                             191,236
     5,289     FalconStor Software, Inc.(a)                                                  12,323
     1,964     Forrester Research, Inc.                                                      52,635
    17,623     Fortinet, Inc.(a)                                                            371,317
    12,474     Gartner, Inc.(a),(b)                                                         574,053
     4,471     GSE Systems, Inc.(a)                                                           9,657
     2,107     Guidance Software, Inc.(a)                                                    25,010
     3,784     Guidewire Software, Inc.(a)                                                  112,460
     4,068     The Hackett Group, Inc.(a)                                                    17,411
    10,966     IAC/InterActiveCorp.                                                         518,692
     5,703     ICG Group, Inc.(a)                                                            65,185
     4,268     iGate Corp.(a)                                                                67,306
     4,213     Immersion Corp.(a)                                                            28,943
     5,163     Infoblox, Inc.(a)                                                             92,779
    14,497     Informatica Corp.(a)                                                         439,549
     3,774     Innodata Corp.(a)                                                             14,266
     2,097     Interactive Intelligence Group, Inc.(a)                                       70,333
     7,295     Internap Network Services Corp.(a)                                            50,627
     1,714     Internet Patents Corp.                                                         6,033
     5,479     IntraLinks Holdings, Inc.(a)                                                  33,805
     5,901     Inuvo, Inc.(a)                                                                 5,488
     8,351     Ipass, Inc.(a)                                                                15,282
     6,077     j2 Global, Inc.                                                              185,835
     2,182     Keynote Systems, Inc.                                                         30,744
     3,519     The KEYW Holding Corp.(a)                                                     44,656
    10,747     Limelight Networks, Inc.(a)                                                   23,858
     7,064     LivePerson, Inc.(a)                                                           92,821
     3,167     LogMeIn, Inc.(a)                                                              70,972
     9,057     LookSmart Ltd.(a)                                                              8,061
     2,724     Manhattan Associates, Inc.(a)                                                164,366
       688     Mastech Holdings, Inc.                                                         3,371
     6,965     MedAssets, Inc.(a),(b)                                                       116,803
     3,089     Medidata Solutions, Inc.(a)                                                  121,058
    12,569     Mentor Graphics Corp.(a)                                                     213,924
     8,433     Merge Healthcare, Inc.(a)                                                     20,830
     1,589     Meru Networks, Inc.(a)                                                         4,211
     1,165     MicroStrategy, Inc., Class A(a)                                              108,788
     3,425     Mitek Systems, Inc.(a),(b)                                                    10,994
     5,161     Monotype Imaging Holdings, Inc.                                               82,473
     6,006     Motricity, Inc.(a)                                                             2,462
     3,161     Multiband Corp.(a)                                                             5,216
     1,117     NCI, Inc., Class A(a)                                                          5,239
     4,901     NetScout Systems, Inc.(a)                                                    127,377
     3,758     NetSuite, Inc.(a),(b)                                                        252,913
     8,641     NIC, Inc.                                                                    141,194
    32,822     Nuance Communications, Inc.(a),(b)                                           732,587
     4,378     Palo Alto Networks, Inc.(a)                                                  234,311
    15,825     Parametric Technology Corp.(a)                                               356,221
     3,124     PC-Tel, Inc.                                                                  22,493
     3,461     PDF Solutions, Inc.(a)                                                        47,693
     2,407     Pegasystems, Inc.                                                             54,591
     5,138     Perficient, Inc.(a)                                                           60,526
     6,468     Premiere Global Services, Inc.(a)                                             63,257
     8,491     Progress Software Corp.(a)                                                   178,226
     2,799     PROS Holdings, Inc.(a)                                                        51,194
       153     QAD, Inc., Class A(a)                                                          2,203
     1,021     QAD, Inc., Class B                                                            13,242
     9,922     QLIK Technologies, Inc.(a)                                                   215,506
     5,279     Quality Systems, Inc.                                                         91,643
    14,579     Rackspace Hosting, Inc.(a)                                                 1,082,782
     4,867     RealPage, Inc.(a)                                                            104,981
     1,771     RigNet, Inc.(a)                                                               36,182
     1,778     Rosetta Stone, Inc.(a)                                                        21,941
    13,918     Rovi Corp.(a)                                                                214,755
     4,836     Saba Software, Inc.(a)                                                        42,267
    14,917     Sapient Corp.(a)                                                             157,524

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,655     SciQuest, Inc.(a)                                                       $     42,108
       570     Selectica, Inc.(a)                                                             3,597
     1,792     ServiceNow, Inc.(a)                                                           53,814
     4,441     Smith Micro Software, Inc.(a)                                                  6,706
       114     SoftBrands, Inc.(a)                                                                -
     8,176     SolarWinds, Inc.(a)                                                          428,831
     9,353     Solera Holdings, Inc.                                                        500,105
     4,086     Sourcefire, Inc.(a)                                                          192,941
     3,612     Splunk, Inc.(a)                                                              104,820
     5,468     SS&C Technologies Holdings, Inc.(a)                                          126,420
     7,128     Support.com, Inc.(a)                                                          29,795
     3,710     Synchronoss Technologies, Inc.(a)                                             78,244
    19,802     Synopsys, Inc.(a)                                                            630,496
     2,224     Syntel, Inc.                                                                 119,184
     4,539     Tangoe, Inc.(a)                                                               53,878
     7,111     TeleCommunication Systems, Inc., Class A(a)                                   17,564
     3,039     TeleNav, Inc.(a)                                                              24,251
    20,581     TIBCO Software, Inc.(a)                                                      452,988
     3,595     Tyler Technologies, Inc.(a)                                                  174,142
     3,602     Ultimate Software Group, Inc.(a)                                             340,065
     5,949     Unisys Corp.(a)                                                              102,918
    13,600     United Online, Inc.                                                           76,024
    10,970     Unwired Planet, Inc.(a)                                                       13,164
     5,848     Vantiv, Inc.Class A(a)                                                       119,416
     4,061     VASCO Data Security International, Inc.(a)                                    33,138
     3,234     Verint Systems, Inc.(a)                                                       94,950
     5,731     VirnetX Holding Corp.(a),(b)                                                 167,804
     2,832     Virtusa Corp.(a)                                                              46,530
    11,349     VMware, Inc., Class A(a)                                                   1,068,395
     2,833     Vocus, Inc.(a)                                                                49,238
    15,303     Wave Systems Corp., Class A(a),(b)                                            10,972
     4,415     Web.com Group, Inc.(a)                                                        65,342
     4,924     Websense, Inc.(a)                                                             74,057
     3,252     Workday, Inc., Class A(a)                                                    177,234
     9,594     Zix Corp.(a)                                                                  26,863
    63,091     Zynga, Inc.Class A(a)                                                        149,526
                                                                                       ------------
                                                                                         25,011,153
                                                                                       ------------
SUPPORT SERVICES - 4.4%
     2,303     A.M.Castle & Co.(a)                                                           34,015
     6,470     ABM Industries, Inc.                                                         129,077
     6,707     Acacia Research Corp.(a)                                                     172,035
     1,470     ADA-ES, Inc.(a)                                                               24,814
     4,637     The Advisory Board Co.(a)                                                    216,965
       772     Alliance Financial Corp.                                                      33,590
     5,284     American Reprographics Co.(a)                                                 13,527
     5,654     AMN Healthcare Services, Inc.(a)                                              65,304
       500     AMREP Corp.(a)                                                                 7,520
     5,487     Applied Industrial Technologies, Inc.                                        230,509
     6,188     Barnes Group, Inc.                                                           138,982
     1,011     Barrett Business Services, Inc.                                               38,509
     2,301     Black Box Corp.                                                               56,006
     5,054     Booz Allen Hamilton Holding Corp.                                             70,352
     6,248     The Brink's Co.                                                              178,255
    16,264     Broadridge Financial Solutions LLC                                           372,120
     6,001     Cardtronics, Inc.(a)                                                         142,464
     3,880     Casella Waste Systems, Inc.(a)                                                16,994
     1,332     Cass Information Systems, Inc.                                                56,215
     6,831     CBIZ, Inc.(a)                                                                 40,371
     1,825     CDI Corp.                                                                     31,262
     8,094     Cenveo, Inc.(a)                                                               21,854
     6,956     Clean Harbors, Inc.(a)                                                       382,650
     4,191     Coinstar, Inc.(a)                                                            217,974
     5,075     Comfort Systems USA, Inc.                                                     61,712
     1,159     Consolidated Graphics, Inc.(a)                                                40,472
    14,402     Convergys Corp.                                                              236,337
    12,932     CoreLogic, Inc.(a)                                                           348,129
     4,482     The Corporate Executive Board Co.                                            212,716

================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    13,377     Corrections Corp. of America                                            $    474,482
     3,576     CoStar Group, Inc.(a)                                                        319,587
     1,372     CRA International, Inc.(a)                                                    27,124
     4,183     Crawford & Co., Class B                                                       33,380
     4,298     Cross Country Healthcare, Inc.(a)                                             20,630
     6,732     Deluxe Corp.                                                                 217,040
     7,007     Dice Holdings, Inc.(a)                                                        64,324
     6,343     DigitalGlobe, Inc.(a)                                                        155,023
     3,047     Document Security Systems, Inc.(a),(b)                                         6,612
     3,985     The Dolan Co.(a)                                                              15,502
     1,346     DXP Enterprises, Inc.(a)                                                      66,048
    11,073     EnergySolutions, Inc.(a)                                                      34,548
     3,131     ENGlobal Corp.(a)                                                              1,659
     3,495     Ennis, Inc.                                                                   54,068
     6,412     Euronet Worldwide, Inc.(a)                                                   151,323
     3,521     ExamWorks Group, Inc.(a)                                                      49,259
     3,534     ExlService Holdings, Inc.(a)                                                  93,651
     1,863     Exponent, Inc.(a)                                                            104,011
     5,570     FleetCor Technologies, Inc.(a)                                               298,831
     2,575     Franklin Covey Co.(a)                                                         33,218
       300     Frontline Capital Group(a)                                                         -
     5,624     FTI Consulting, Inc.(a)                                                      185,592
     2,618     Fuel Tech, Inc.(a)                                                            10,996
     5,131     Furmamite Corp.(a)                                                            27,553
     2,495     G&K Services, Inc., Class A                                                   85,204
    17,605     Genpact Ltd.                                                                 272,878
     9,472     The Geo Group, Inc.                                                          267,110
     3,073     GeoEye, Inc.(a)                                                               94,433
     5,824     Global Cash Access, Inc.(a)                                                   45,660
    10,549     Global Payments, Inc.                                                        477,870
     2,352     Global Power Equipment Group, Inc.                                            40,337
     2,666     GP Strategies Corp.(a)                                                        55,053
     7,323     Harris Interactive, Inc.(a)                                                    8,788
     5,189     Heartland Payment Systems, Inc.                                              153,076
     2,173     Heidrick & Struggles International, Inc.                                      33,160
     1,181     Heritage-Crystal Clean, Inc.(a)                                               17,727
     4,629     Higher One Holdings, Inc.(a)                                                  48,790
     4,534     Hudson Global, Inc.(a)                                                        20,312
     3,096     Huron Consulting Group, Inc.(a)                                              104,304
     2,716     ICF International, Inc.(a)                                                    63,663
     4,226     Innerworkings, Inc.(a)                                                        58,234
     2,922     Insperity, Inc.                                                               95,140
    11,480     Jack Henry & Associates, Inc.                                                450,705
     3,514     Kaman Corp., Class A                                                         129,315
     3,486     Kelly Services, Inc., Class A                                                 54,870
     4,333     Kforce, Inc.(a)                                                               62,092
     6,293     Korn/Ferry International(a)                                                   99,807
       376     Lawson Products, Inc.                                                          3,722
    11,321     Lender Processing Services, Inc.                                             278,723
     2,633     Lincoln Educational Services Corp.                                            14,718
     9,055     LinkedIn Corp., Class A(a)                                                 1,039,695
     8,226     Lionbridge Technologies, Inc.(a)                                              33,069
       780     Management Network Group, Inc.(a)                                              1,802
    10,240     Manpower, Inc.                                                               434,586
     4,558     MAXIMUS, Inc.                                                                288,157
     3,083     McGrath RentCorp                                                              89,469
     6,076     Metalico, Inc.(a)                                                             11,909
     1,284     Michael Baker Corp.(a)                                                        32,010
     2,217     Mistras Group, Inc.(a)                                                        54,738
     5,130     Mobile Mini, Inc.(a)                                                         106,858
     6,550     Moduslink Global Solutions, Inc.(a)                                           18,995
    15,737     Monster Worldwide, Inc.(a)                                                    88,442
     6,160     MSC Industrial Direct Co., Class A                                           464,341
     1,623     MWI Veterinary Supply, Inc.(a)                                               178,530
     7,098     Navigant Consulting, Inc.(a)                                                  79,214
     8,785     NeuStar, Inc., Class A(a)                                                    368,355

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                                                   SCHEDULE OF INVESTMENTS |  67

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    10,499     Odyssey Marine Exploration, Inc.(a)                                     $     31,182
     3,057     Official Payments Holdings, Inc.(a)                                           17,241
     5,844     On Assignment, Inc.(a)                                                       118,516
     5,364     Online Resources Corp.(a)                                                     12,176
     1,366     Park-Ohio Holdings Corp.(a)                                                   29,109
     8,189     Perma-Fix Environmental Services, Inc.(a)                                      5,578
     2,629     PowerSecure International, Inc.(a)                                            20,532
     3,174     PRGX Global, Inc.(a)                                                          20,472
     3,220     Quad/Graphics, Inc.                                                           65,656
    23,928     R.R.Donnelley & Sons Co.                                                     215,352
     1,590     Rentrak Corp.(a)                                                              30,989
     5,593     Resources Connection, Inc.                                                    66,780
     3,193     RPX Corp.(a)                                                                  28,865
     3,201     Schnitzer Steel Industries, Inc., Class A                                     97,086
     2,636     School Specialty, Inc.(a)                                                      2,504
     6,791     ServiceSource International, Inc.(a)                                          39,727
     2,416     Sharps Compliance Corp.(a)                                                     5,460
     4,550     The Standard Register Co.                                                      2,867
     1,933     Startek, Inc.(a)                                                               7,790
    16,316     Swisher Hygiene, Inc.(a)                                                      28,553
     5,193     SYKES Enterprises, Inc.(a)                                                    79,037
     2,604     Team, Inc.(a)                                                                 99,056
     3,076     TeleTech Holdings, Inc.(a)                                                    54,753
     8,370     Tetra Tech, Inc.(a)                                                          221,387
     7,583     Towers Watson & Co.                                                          426,240
     5,400     TrueBlue, Inc.(a)                                                             85,050
     2,007     Unifirst Corp.                                                               147,153
    12,420     United Rentals, Inc.(a)                                                      565,358
     5,220     United Stationers, Inc.                                                      161,768
     2,991     Universal Technical Institute, Inc.                                           30,030
    10,219     URS Corp.                                                                    401,198
     2,379     US Ecology, Inc.                                                              56,002
    19,321     Verisk Analytics, Inc.(a)                                                    985,371
     2,658     Viad Corp.                                                                    72,191
    16,256     Waste Connections, Inc.                                                      549,290
     5,153     WEX, Inc.(a)                                                                 388,382
                                                                                       ------------
                                                                                         17,529,753
                                                                                       ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
     6,449     3D Systems Corp.(a),(b)                                                      344,054
     7,868     Acme Packet, Inc.(a)                                                         174,040
     8,435     Adtran, Inc.                                                                 164,820
     4,848     Advanced Energy Industries, Inc.(a)                                           66,951
     2,279     Agilysys, Inc.(a)                                                             19,075
     1,596     Alliance Fiber Optic Products, Inc.                                           19,184
    10,693     Amkor Technology, Inc.(a)                                                     45,445
     1,370     Amtech Systems, Inc.(a)                                                        4,411
     9,258     Anadigics, Inc.(a)                                                            23,330
     8,777     Applied Micro Circuits Corp.(a)                                               73,727
    15,202     Arris Group, Inc.(a)                                                         227,118
    14,305     Aruba Networks, Inc.(a)                                                      296,829
    58,610     Atmel Corp.(a)                                                               383,896
     4,218     ATMI, Inc.(a)                                                                 88,072
     9,111     Aviat Networks, Inc.(a)                                                       29,975
     2,073     Aware, Inc.                                                                   11,360
    14,315     Axcelis Technologies, Inc.(a)                                                 19,898
     4,373     AXT, Inc.(a)                                                                  12,288
    61,650     Brocade Communications Systems, Inc.(a)                                      328,595
     8,594     Brooks Automation, Inc.                                                       69,182
     3,107     Cabot Microelectronics Corp.                                                 110,330
     4,047     CalAmp Corp.(a)                                                               33,671
     6,702     Cavium, Inc.(a)                                                              209,169
     3,226     Ceva, Inc.(a)                                                                 50,810
    13,513     Ciena Corp.(a)                                                               212,154
     8,643     Cirrus Logic, Inc.(a)                                                        250,388
     1,976     Clearfield, Inc.(a)                                                            8,872
     3,077     Cohu, Inc.                                                                    33,355
     2,469     Comtech Telecommunications Corp.                                              62,663

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,957     Concurrent Computer Corp.                                               $     11,135
     4,898     Cray, Inc.(a)                                                                 78,123
    15,437     Cree, Inc.(a)                                                                524,549
       784     CVD Equipment Corp.(a)                                                         7,526
     4,102     Cymer, Inc.(a)                                                               370,944
    18,098     Cypress Semiconductor Corp.(a)                                               196,182
     6,622     Dataram Corp.(a)                                                               2,185
     1,891     Dialogic, Inc.(a)                                                              2,647
     8,356     Diebold, Inc.                                                                255,777
     3,651     Digi International, Inc.(a)                                                   34,575
     4,651     Diodes, Inc.(a)                                                               80,695
     9,114     Dot Hill Systems Corp.(a)                                                      8,544
     3,429     DSP Group, Inc.(a)                                                            19,751
     4,476     Dycom Industries, Inc.(a)                                                     88,625
     5,272     EchoStar Corp.Class A(a)                                                     180,408
     6,310     Electronics for Imaging, Inc.(a)                                             119,827
     3,060     Emcore Corp.(a)                                                               13,158
    11,987     Emulex Corp.(a)                                                               87,505
    18,355     Entegris, Inc.(a)                                                            168,499
    12,118     Entropic Communications, Inc.(a)                                              64,104
     6,350     Exar Corp.(a)                                                                 56,515
    13,416     Extreme Networks, Inc.(a)                                                     48,834
    16,783     Fairchild Semiconductor International, Inc.(a)                               241,675
    12,341     Finisar Corp.(a)                                                             201,158
     7,012     Formfactor, Inc.(a)                                                           31,975
     9,028     Fusion-io, Inc.(a)                                                           207,012
     3,454     Globecomm Systems, Inc.(a)                                                    39,030
     2,896     GSI Technology, Inc.(a)                                                       18,158
    16,134     Harmonic, Inc.(a)                                                             81,799
     3,589     Hittite Microwave Corp.(a)                                                   222,877
     5,295     Hutchinson Technology, Inc.(a)                                                10,590
     2,125     ID Systems, Inc.(a)                                                           12,368
     7,272     Identive Group, Inc.(a)                                                       10,908
     8,187     iGO, Inc.(a)                                                                   2,141
    11,101     Ikanos Communications, Inc.(a)                                                17,984
     4,049     Imation Corp.(a)                                                              18,909
    15,414     Infinera Corp.(a)                                                             89,555
     3,600     Infosonics Corp.(a)                                                            2,196
    19,848     Ingram Micro, Inc., Class A(a)                                               335,828
     2,672     Inphi Corp.(a)                                                                25,598
     5,875     Insight Enterprises, Inc.(a)                                                 102,049
    18,989     Integrated Device Technology, Inc.(a)                                        138,620
     3,740     Integrated Silicon Solutions, Inc.(a)                                         33,660
     5,495     InterDigital, Inc.                                                           225,845
     7,569     Intermec, Inc.(a)                                                             74,630
     9,158     International Rectifier Corp.(a)                                             162,371
    16,760     Intersil Corp., Class A                                                      138,940
     7,236     Ixia(a)                                                                      122,867
     3,474     IXYS Corp.(a)                                                                 31,752
     8,621     Kopin Corp.(a)                                                                28,708
    10,010     Kulicke & Soffa Industries, Inc.(a)                                          120,020
     2,117     KVH Industries, Inc.(a)                                                       29,596
     3,162     Lantronix, Inc.(a)                                                             6,229
    15,956     Lattice Semiconductor Corp.(a)                                                63,665
     8,660     Lexmark International, Inc., Class A                                         200,825
     1,664     Loral Space & Communications Ltd.                                             90,954
     6,254     LRAD Corp.(a)                                                                  6,879
     7,225     LTX-Credence Corp.(a)                                                         47,396
    60,811     Marvell Technology Group Ltd.                                                441,488
     8,585     Mattson Technology, Inc.(a)                                                    7,211
    38,676     Maxim Integrated Products, Inc.                                            1,137,074
     3,820     MaxLinear, Inc., Class A(a)                                                   19,176
    30,647     MEMC Electronic Materials, Inc.(a)                                            98,377
     4,194     Mercury Computer Systems, Inc.(a)                                             38,585
     6,410     Micrel, Inc.                                                                  60,895

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  69

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    10,721     Micros Systems, Inc.(a)                                                 $    454,999
    11,826     Microsemi Corp.(a)                                                           248,819
     5,834     Mindspeed Technologies, Inc.(a)                                               27,303
     7,524     MIPS Technologies, Inc.(a)                                                    58,838
     7,028     MKS Instruments, Inc.                                                        181,182
     4,254     Monolithic Power Systems, Inc.(a)                                             94,779
     5,257     MoSys, Inc.(a)                                                                18,294
     3,115     Nanometrics, Inc.(a)                                                          44,918
    21,245     NCR Corp.(a)                                                                 541,323
     3,091     NeoPhotonics Corp.(a)                                                         17,742
     5,124     NETGEAR, Inc.(a)                                                             201,988
     4,429     NetList, Inc.(a)                                                               3,278
     4,250     Neutral Tandem, Inc.(a)                                                       10,923
     4,683     Novatel Wireless, Inc.(a)                                                      6,275
    12,672     Oclaro, Inc.(a)                                                               19,895
     9,856     OCZ Technology Group, Inc.(a),(b)                                             18,825
     7,069     Omnivision Technologies, Inc.(a)                                              99,532
    60,740     ON Semiconductor Corp.(a)                                                    428,217
     2,673     Oplink Communications, Inc.(a)                                                41,645
     1,750     Optical Cable Corp.                                                            6,580
     4,647     Overland Storage, Inc.(a)                                                      4,879
     1,934     PAR Technology Corp.(a)                                                        9,477
    11,726     ParkerVision, Inc.(a)                                                         23,804
     2,231     PC Connection, Inc.                                                           25,657
    23,867     Pendrell Corp.(a)                                                             30,311
     1,109     Performance Technologies, Inc.(a)                                                904
     3,101     Pericom Semiconductor Corp.(a)                                                24,901
     8,049     Photronics, Inc.(a)                                                           47,972
     2,449     Pixelworks, Inc.(a)                                                            5,486
     5,659     Plantronics, Inc.                                                            208,647
     6,522     PLX Technology, Inc.(a)                                                       23,675
    27,262     PMC-Sierra, Inc.(a)                                                          142,035
    23,469     Polycom, Inc.(a)                                                             245,486
     3,750     Power Integrations, Inc.                                                     126,038
       358     Preformed Line Products Co.                                                   21,272
     2,747     Procera Networks, Inc.(a)                                                     50,957
    12,630     QLogic Corp.(a)                                                              122,890
    33,438     Quantum Corp.(a)                                                              41,463
     6,516     QuickLogic Corp.(a)                                                           14,140
     3,847     Radisys Corp.(a)                                                              11,464
    14,765     Rambus, Inc.(a)                                                               72,053
    36,887     RF Micro Devices, Inc.(a)                                                    165,254
     1,695     Rimage Corp.                                                                  11,323
    21,243     Riverbed Technology, Inc.(a)                                                 418,912
     4,770     Rudolph Technologies, Inc.(a)                                                 64,157
     3,747     ScanSource, Inc.(a)                                                          119,042
     3,677     SeaChange International, Inc.(a)                                              35,557
     8,716     Semtech Corp.(a)                                                             252,328
     7,526     Shoretel, Inc.(a)                                                             31,910
     4,522     Sigma Designs, Inc.(a)                                                        23,288
     4,376     Silicon Graphics International Corp.(a)                                       44,767
    11,129     Silicon Image, Inc.(a)                                                        55,200
     5,083     Silicon Laboratories, Inc.(a)                                                212,520
    25,433     Skyworks Solutions, Inc.(a)                                                  516,290
       974     Sonic Foundry, Inc.(a)                                                         5,659
    37,776     Sonus Networks, Inc.(a)                                                       64,219
     6,447     Spansion, Inc., Class A(a)                                                    89,678
     5,067     STEC, Inc.(a)                                                                 24,980
     3,733     Super Micro Computer, Inc.(a)                                                 38,077
     7,509     Superconductor Technologies, Inc.(a)                                           2,230
     1,497     Supertex, Inc.(a)                                                             26,272
     2,814     Sycamore Networks, Inc.(a)                                                     6,303
     6,100     Symmetricom, Inc.(a)                                                          35,197
     4,511     Synaptics, Inc.(a)                                                           135,195
     3,492     SYNNEX Corp.(a)                                                              120,055
     1,213     Systemax, Inc.(a)                                                             11,706
     5,010     Tech Data Corp.(a)                                                           228,105
    44,883     Tellabs, Inc.                                                                102,333
     2,742     Telular Corp.                                                                 25,967

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,860     Tessera Technologies, Inc.                                              $    112,641
     3,358     TNS, Inc.(a)                                                                  69,611
     1,530     Transact Technologies, Inc.                                                   11,047
     5,338     Transwitch Corp.(a)                                                            3,256
    21,976     TriQuint Semiconductor, Inc.(a)                                              106,364
     3,597     Ultra Clean Holdings, Inc.(a)                                                 17,661
     3,605     Ultratech, Inc.(a)                                                           134,467
     6,360     USA Technologies, Inc.(a)                                                     11,066
    14,397     VeriFone Systems, Inc.(a)                                                    427,303
     5,348     Viasat, Inc.(a)                                                              208,037
     4,377     Vitesse Semiconductor Corp.(a)                                                 9,761
     3,449     Volterra Semiconductor Corp.(a)                                               59,219
     2,602     VOXX International Corp.(a)                                                   17,512
     9,091     Westell Technologies, Inc., Class A(a)                                        16,818
     5,499     Zhone Technologies, Inc.(a)                                                    2,601
                                                                                       ------------
                                                                                         18,644,097
                                                                                       ------------
TOBACCO - 0.1%
    11,097     Alliance One International, Inc.(a)                                           40,393
     4,106     Schweitzer-Mauduit International, Inc.                                       160,257
    17,883     Star Scientific, Inc.(a),(b)                                                  47,927
     3,008     Universal Corp.                                                              150,129
     7,528     Vector Group Ltd.                                                            111,941
                                                                                       ------------
                                                                                            510,647
                                                                                       ------------
TRAVEL & LEISURE - 4.3%
     3,469     AFC Enterprises, Inc.(a)                                                      90,645
     9,269     Alaska Air Group, Inc.(a)                                                    399,401
     2,033     Allegiant Travel Co.(a)                                                      149,243
     2,730     Ambassadors Group, Inc.                                                       11,630
     4,564     Ameristar Casinos, Inc.                                                      119,759
    14,269     Avis Budget Group, Inc.(a),(b)                                               282,812
     5,538     Bally Technologies, Inc.(a)                                                  247,604
       172     Biglari Holdings, Inc.(a)                                                     67,083
     3,328     BJ's Restaurants, Inc.(a)                                                    109,491
     2,333     Bluegreen Corp.(a)                                                            21,884
     3,720     Bob Evans Farms, Inc.                                                        149,544
     7,553     Boyd Gaming Corp.(a)                                                          50,152
     2,667     Bravo Brio Restaurant Group, Inc.(a)                                          35,818
     9,869     Brinker International, Inc.                                                  305,840
     2,504     Buffalo Wild Wings, Inc.(a)                                                  182,341
     8,681     Burger King Worldwide, Inc.                                                  142,716
     2,925     Caribou Coffee Co., Inc.(a)                                                   47,356
     2,607     Carmike Cinemas, Inc.(a)                                                      39,105
     3,017     Carrols Restaurant Group, Inc.(a)                                             18,042
     2,341     CEC Entertainment, Inc.                                                       77,698
     3,711     Century Casinos, Inc.(a)                                                      10,539
     6,688     The Cheesecake Factory, Inc.                                                 218,831
     3,801     Choice Hotels International, Inc.                                            127,790
     1,615     Churchill Downs, Inc.                                                        107,317
    13,419     Cinemark Holdings, Inc.                                                      348,626
    13,258     Cosi, Inc.(a)                                                                 10,315
     3,088     Cracker Barrel Old Country Store, Inc.                                       198,435
   112,675     Delta Air Lines, Inc.(a)                                                   1,337,452
    13,533     Denny's Corp.(a)                                                              66,041
     2,119     DineEquity, Inc.(a)                                                          141,973
     7,703     Domino's Pizza, Inc.                                                         335,466
     3,295     Dover Downs Gaming & Entertainment, Inc.                                       7,249
     4,712     Dover Motorsports, Inc.                                                        7,963
     9,894     Dunkin' Brands Group, Inc.                                                   328,283
     1,014     Einstein Noah Restaurant Group, Inc.                                          12,381
     2,676     Empire Resorts, Inc.(a)                                                        6,235
     3,165     Entertainment Gaming Asia, Inc.(a)                                             6,077
     1,344     Famous Dave's of America, Inc.(a)                                             12,351
     2,239     Fiesta Restaurant Group, Inc.(a)                                              34,301

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  71

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,528     Full House Resorts, Inc.(a)                                             $     12,172
     1,400     Gaming Partners International Corp.                                            9,730
     6,791     Hawaiian Holdings, Inc.(a)                                                    44,617
    39,735     Hertz Global Holdings, Inc.(a)                                               646,488
     4,604     HomeAway, Inc.(a)                                                            101,288
     7,439     Hyatt Hotels Corp.(a),(b)                                                    286,922
     3,087     International Speedway Corp., Class A                                         85,263
     5,201     Interval Leisure Group, Inc.                                                 100,847
     3,200     Isle of Capri Casinos, Inc.(a)                                                17,920
     5,950     Jack in the Box, Inc.(a)                                                     170,170
    29,840     JetBlue Airways Corp.(a),(b)                                                 170,386
     9,131     Krispy Kreme Doughnuts, Inc.(a)                                               85,649
    46,945     Las Vegas Sands Corp.                                                      2,166,981
     5,300     Life Time Fitness, Inc.(a)                                                   260,813
     2,919     Luby's, Inc.(a)                                                               19,528
     8,042     Madison Square Garden, Inc.(a)                                               356,663
     2,990     Marcus Corp.                                                                  37,285
     3,894     Marriott Vacations Worldwide Corp.(a)                                        162,263
    49,556     MGM Resorts International(a)                                                 576,832
     1,669     Monarch Casino & Resort, Inc.(a)                                              18,209
     5,122     Morgans Hotel Group Co.(a)                                                    28,376
     3,170     MTR Gaming Group, Inc.(a)                                                     13,219
     3,843     Multimedia Games Holding Co., Inc.(a)                                         56,531
     4,217     Orbitz Worldwide, Inc.(a)                                                     11,470
    12,044     Orient Express Hotels Ltd., Class A(a)                                       140,794
     3,777     Panera Bread Co., Class A(a)                                                 599,901
     2,438     Papa John's International, Inc.(a)                                           133,944
     8,877     Penn National Gaming, Inc.(a)                                                435,949
     8,683     Pinnacle Entertainment, Inc.(a)                                              137,452
     7,225     Premier Exhibitions, Inc.(a)                                                  19,580
     3,026     Reading International, Inc., Class A(a)                                       18,186
     3,364     Red Lion Hotels Corp.(a)                                                      26,542
     1,859     Red Robin Gourmet Burgers, Inc.(a)                                            65,604
    10,549     Regal Entertainment Group, Series A                                          147,159
     5,460     Republic Airways Holdings, Inc.(a)                                            31,013
     1,483     Rick's Cabaret International, Inc.(a)                                         11,938
    18,926     Royal Caribbean Cruises Ltd.                                                 643,484
     8,054     Ruby Tuesday, Inc.(a)                                                         63,304
     5,041     Ruth's Hospitality Group, Inc.(a)                                             36,648
     7,140     Ryman Hospitality Properties                                                 274,604
     7,662     Scientific Games Corp., Class A(a)                                            66,430
     7,481     SHFL Entertainment, Inc.(a)                                                  108,475
     7,100     Six Flags Entertainment Corp.                                                434,520
     6,683     SkyWest, Inc.                                                                 83,270
     7,630     Sonic Corp.(a)                                                                79,428
     1,392     Speedway Motorsports, Inc.                                                    24,833
     6,188     Spirit Airlines, Inc.(a)                                                     109,651
     1,878     Steiner Leisure Ltd.(a)                                                       90,501
     7,869     Texas Roadhouse, Inc., Class A                                               132,199
     3,112     Town Sports International Holdings, Inc.(a)                                   33,143
     1,341     Travelzoo, Inc.(a)                                                            25,466

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    44,156     United Continental Holdings, Inc.(a)                                    $  1,032,367
    21,839     US Airways Group, Inc.(a)                                                    294,826
     4,787     Vail Resorts, Inc.                                                           258,929
    37,304     The Wendy's Co.                                                              175,329
     7,215     WMS Industries, Inc.(a),(b)                                                  126,262
     3,952     World Wrestling Entertainment, Inc.                                           31,181
     3,553     Zipcar, Inc.(a)                                                               29,277
                                                                                       ------------
                                                                                         17,227,600
                                                                                       ------------
               Total Common Stocks - 97.0%                                              386,405,910
                                                                                       ------------

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)/SHARES
---------------------------------------------------------------------------------------------------
               OTHER INTERESTS(e)

               FIXED LINE TELECOMMUNICATIONS - 0.0%
       $29     Primus Telecommunications Group, Inc.(a)                                           1
                                                                                       ------------
               LEISURE GOODS - 0.0%
         3     H3 Enterprises, Inc.(a)                                                            -
                                                                                       ------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
         3     Merck Contingent Value(a)                                                          -
                                                                                       ------------
               REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.0%
         4     AmeriVest Properties, Inc.(a)                                                      -
                                                                                       ------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
         4     Gerber Scientific, Inc.(a)                                                         -
                                                                                       ------------
               TRAVEL & LEISURE - 0.0%
        13     FRD Acquisition Co.(a)                                                             -
                                                                                       ------------
               Total Other Interests - 0.0%                                                       1
                                                                                       ------------
               WARRANTS(f)

               AUTOMOBILES & PARTS - 0.0%
       249     Federal-Mogul Corp., Class A (Issued 12/27/07,
                 1 Share for 1 Warrant, Expires 12/27/14,  Strike Price $45.82)                   6
                                                                                       ------------
               OIL & GAS PRODUCERS - 0.0%
     1,481     Magnum Hunter Resources Corp. (Issued 08/31/12,
                 1 Share for 1 Warrant, Expires 10/14/13, Strike Price $10.50)                    -
                                                                                       ------------
               Total Warrants - 0.0%                                                              6
                                                                                       ------------
               Total Long-Term Investments (cost: $276,391,180) - 97.0%                 386,405,917
                                                                                       ------------
               SHORT-TERM SECURITIES
11,170,008     BlackRock Liquidity Funds, TempCash,
                 Institutional Class, 0.11%(d),(g)                                       11,170,008
                                                                                       ------------
   $14,274     BlackRock Liquidity Series, LLC Money
                 Market Series, 0.29%(d),(g),(h)                                         14,273,670
                                                                                       ------------
               Total Short-Term Securities (cost: $25,443,678) - 6.4%                    25,443,678
                                                                                       ------------
               TOTAL INVESTMENTS (cost: $301,834,858*) - 103.4%                         411,849,595
                                                                                       ------------
               LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%                           (13,545,038)
                                                                                       ------------

               NET ASSETS - 100.0%                                                     $398,304,557
                                                                                       ============

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  73

================================================================================

* As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                      $304,904,895
                                                              ============
Gross unrealized appreciation                                 $132,640,821
Gross unrealized depreciation                                  (25,696,121)
                                                              ------------
Net unrealized appreciation                                   $106,944,700
                                                              ============

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d) Investments in issuers considered to be an affiliate of the Series during the year ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

                                 Shares/                                           Shares/
                              Beneficial      Shares/                           Beneficial
                        Interest Held at   Beneficial          Shares/    Interest Held at       Value at
                            December 31,     Interest       Beneficial        December 31,   December 31,             Realized
Affiliate                           2011    Purchased    Interest Sold                2012           2012    Income       Loss
------------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity
    Funds, TempCash,
    Institutional Class        7,443,931    3,726,077(1)             -          11,170,008    $11,170,008   $ 12,871         -
BlackRock Liquidity
    Series, LLC Money
    Market Series            $21,009,135            -      $(6,735,465)(2)     $14,273,670    $14,273,670   $348,549         -
PennyMac Mortgage
    Investment Trust               4,147        1,496             (165)              5,478    $   138,539   $  9,784     $(186)
------------------------------------------------------------------------------------------------------------------------------

(1) Represents net shares purchased.

(2) Represents net beneficial interest sold.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(g) Represents the current yield as of report date.

(h) Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series' management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o   Financial futures contracts as of December 31, 2012 were as follows:

CONTRACTS                                             NOTIONAL       UNREALIZED
PURCHASED       ISSUE     EXCHANGE     EXPIRATION        VALUE     APPRECIATION
-------------------------------------------------------------------------------
       59     Russell          ICE
                 2000      Futures
               E-Mini           US          March
                           Indices           2013   $4,994,940         $110,394
       67         S&P
                  Mid
                  400      Chicago          March
               E-Mini   Mercantile           2013   $6,821,270           54,433
                                                                       --------
TOTAL                                                                  $164,827
                                                                       ========

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

    o Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

    o Level 2 - other observable inputs (including, but not limited to:quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  75

================================================================================

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

                                                   LEVEL 1          LEVEL 2    LEVEL 3          TOTAL
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Common Stocks:
    Aerospace & Defense                         $  5,712,938     $           -    $    -   $  5,712,938
    Alternative Energy                               235,934                 -         -        235,934
    Automobiles & Parts                            8,289,937                 -         -      8,289,937
    Banks                                         19,343,480                 -         -     19,343,480
    Beverages                                        271,283                 -         -        271,283
    Chemicals                                      9,817,862                 -         -      9,817,862
    Construction & Materials                      10,675,427                 -         -     10,675,427
    Electricity                                    7,049,935                 -         -      7,049,935
    Electronic & Electrical Equipment             12,415,278                 -         -     12,415,278
    Financial Services                            11,516,737                 -         -     11,516,737
    Fixed Line Telecommunications                  1,621,362                 -         -      1,621,362
    Food & Drug Retailers                          2,814,743                 -         -      2,814,743
    Food Producers                                 6,086,376                 -       226      6,086,602
    Food Products                                  1,941,954                 -         -      1,941,954
    Forestry & Paper                               1,361,633                 -         -      1,361,633
    Gas, Water & Multi-Utilities                   6,042,823                 -         -      6,042,823
    General Industrials                            4,894,045                 -         -      4,894,045
    General Retailers                             18,552,617                 -         -     18,552,617
    Health Care Equipment & Services              19,293,769                 -         -     19,293,769
    Household Goods & Home Construction            8,661,728                 -         -      8,661,728
    Industrial Engineering                        12,863,102                 -         -     12,863,102
    Industrial Metals & Mining                     2,844,525                 -         -      2,844,525
    Industrial Transportation                      6,650,138                 -         -      6,650,138
    Leisure Goods                                  3,131,152                 -         -      3,131,152
    Life Insurance                                 1,660,838                 -         -      1,660,838
    Media                                         14,370,030                 -         -     14,370,030
    Mining                                         3,245,906           300,120         -      3,546,026
    Mobile Telecommunications                      1,995,188                 -         -      1,995,188
    Nonlife Insurance                             13,829,910                 -         -     13,829,910
    Oil & Gas Producers                           14,813,091                 -         -     14,813,091
    Oil Equipment, Services & Distribution         9,991,633                 -         -      9,991,633
    Personal Goods                                 6,585,727                 -         -      6,585,727
    Pharmaceuticals & Biotechnology               17,686,804                 -         -     17,686,804
    Real Estate Investment & Services              2,368,508                 -         -      2,368,508
    Real Estate Investment Trusts (REITs)         38,541,747                 -     4,154     38,545,901
    Software & Computer Services                  25,011,153                 -         -     25,011,153
    Support Services                              17,529,753                 -         -     17,529,753
    Technology Hardware & Equipment               18,644,097                 -         -     18,644,097
    Tobacco                                          510,647                 -         -        510,647
    Travel & Leisure                              17,227,600                 -         -     17,227,600
  Other Interests:
    Fixed Line Telecommunications                          -                 -         1              1
  Warrants:
    Automobiles & Parts                                    6                 -         -              6
    Short-Term Securities                         11,170,008        14,273,670         -     25,443,678
-------------------------------------------------------------------------------------------------------
Total                                           $397,271,424       $14,573,790    $4,381   $411,849,595
=======================================================================================================

================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                       DERIVATIVE FINANCIAL INSTRUMENTS(1)
--------------------------------------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Assets:
Equity contracts              $164,827          -           -        $164,827
--------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series' assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

                               LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------------
ASSETS:
Cash                          $183,525               -      -       $    183,525
--------------------------------------------------------------------------------
LIABILITIES:
Collateral on securities
  loaned at value                    -    $(14,273,670)     -        (14,273,670)
--------------------------------------------------------------------------------
Total                         $183,525    $(14,273,670)     -       $(14,090,145)
--------------------------------------------------------------------------------

There were no transfers between levels during the year ended December 31, 2012.

Certain of the Series' investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  77

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

--------------------------------------------------------------------------------

ASSETS:
  Investments at value - unaffiliated (including securities
    loaned of $14,063,677) (cost - $276,281,048)                    $386,267,378
  Investments at value - affiliated (cost - $25,553,810)              25,582,217
  Cash                                                                   183,525
  Dividends receivable                                                   432,184
  Variation margin receivable                                            292,967
  Contributions receivable from investors                                134,577
  Securities lending income receivable - affiliated                       33,066
  Investments sold receivable                                             29,031
  Investment advisor receivable                                            4,593
  Prepaid expenses                                                         1,532
                                                                    ------------
        Total assets                                                 412,961,070
                                                                    ------------
LIABILITIES:
  Collateral on securities loaned at value                            14,273,670
  Investments purchased payable                                          250,710
  Other affiliates payable                                                 1,707
  Directors' fees payable                                                  1,324
  Other accrued expenses payable                                         129,102
                                                                    ------------
        Total liabilities                                             14,656,513
                                                                    ------------
NET ASSETS                                                          $398,304,557
                                                                    ============
NET ASSETS CONSIST OF:
  Investors' capital                                                $288,124,993
  Net unrealized appreciation/depreciation                           110,179,564
                                                                    ------------
  Net assets                                                        $398,304,557
                                                                    ============

See notes to financial statements.

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends - unaffiliated                                           $ 7,383,913
  Foreign taxes withheld                                                 (15,893)
  Securities lending - affiliated - net                                  348,549
  Dividends - affiliated                                                  22,655
                                                                     -----------
          Total income                                                 7,739,224
                                                                     -----------
EXPENSES
  Investment advisory                                                     40,358
  Accounting services                                                    129,929
  Professional                                                           103,557
  Custodian                                                               61,520
  Printing                                                                31,255
  Directors                                                               14,568
  Miscellaneous                                                            9,875
                                                                     -----------
         Total expenses                                                  391,062
  Less fees waived and/or reimbursed by Manager                          (23,637)
                                                                     -----------
         Total expenses after fees waived and/or reimbursed              367,425
                                                                     -----------
NET INVESTMENT INCOME                                                  7,371,799
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments - unaffiliated                                          (653,634)
    Investments - affiliated                                                (186)
    Financial futures contracts                                          925,444
                                                                     -----------
                                                                         271,624
                                                                     -----------
  Net change in unrealized appreciation/depreciation on:
    Investments                                                       66,742,916
    Financial futures contracts                                          174,201
                                                                     -----------
                                                                      66,917,117
                                                                     -----------
         Total realized and unrealized gain                           67,188,741
                                                                     -----------
  Net increase in net assets resulting from operations               $74,560,540
                                                                     ===========

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  79

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:                                 2012             2011
----------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                   $   7,371,799    $   5,934,729
  Net realized gain                                             271,624        9,810,188
  Net change in unrealized appreciation/depreciation         66,917,117      (33,959,812)
                                                          ------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                74,560,540      (18,214,895)
                                                          ------------------------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                68,284,242      136,757,866
  Value of withdrawals                                     (184,292,124)    (116,216,791)
                                                          ------------------------------
  Net increase (decrease) in net assets
    derived from capital transactions                      (116,007,882)      20,541,075
                                                          ------------------------------
NET ASSETS
  Total increase (decrease) in net assets                   (41,447,342)       2,326,180
  Beginning of year                                         439,751,899      437,425,719
                                                          ------------------------------
  End of year                                             $ 398,304,557    $ 439,751,899
                                                          ==============================

See notes to financial statements.

================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------
                                         2012       2011       2010         2009        2008
                                     -------------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return                 18.04%     (3.55)%    28.65%       37.08%     (39.13)%
                                     -------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Total expenses                           0.10%      0.08%      0.08%        0.11%       0.11%
                                     -------------------------------------------------------
Total expenses after fees waived
  and/or reimbursed                      0.09%      0.08%      0.08%        0.10%       0.11%
                                     -------------------------------------------------------
Net investment income                    1.83%      1.29%      1.30%        1.26%       1.47%
                                     -------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (000)        $398,305   $439,752    $437,426    $286,216    $199,403
                                     =======================================================
Portfolio turnover                         12%        12%         15%         20%         33%
                                     -------------------------------------------------------

See notes to financial statements.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  81

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the "Board") to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Series:

VALUATION -- US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

================================================================================

82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor in the Money Market Series to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  83

================================================================================

value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series' pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

SEGREGATION AND COLLATERALIZATION -- In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Series engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

SECURITIES LENDING -- The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  85

================================================================================

transactions. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk the Series benefits from a borrower default indemnity provided by BlackRock, Inc. BlackRock's indemnity allows for full replacement of securities lent. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2012, any securities on loan were collateralized by cash.

INCOME TAXES -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' US federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

RECENT ACCOUNTING STANDARDS -- In December 2011, the Financial Accounting Standards Board (the "FASB") issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series' financial statement disclosures.

OTHER -- Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

(2) DERIVATIVE FINANCIAL INSTRUMENTS

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

FINANCIAL FUTURES CONTRACTS -- The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  87

================================================================================

contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS CATEGORIZED BY RISK EXPOSURE:

FAIR VALUES OF DERIVATIVE FINANCIAL INSTRUMENTS AS OF DECEMBER 31, 2012

                                                  ASSET DERIVATIVES
                                 -----------------------------------------------
                                 STATEMENT OF ASSETS
                                 AND LIABILITIES LOCATION                VALUE
                                 -----------------------------------------------
Equity contracts                 Net unrealized appreciation(1)         $164,827
--------------------------------------------------------------------------------

(1) Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

       THE EFFECT OF DERIVATIVE FINANCIAL INSTRUMENTS IN THE STATEMENT OF
                     OPERATIONS YEAR ENDED DECEMBER 31, 2012

                                 Net Realized Gain From
Equity contracts:                Financial futures contracts            $925,444
--------------------------------------------------------------------------------
                                 Net Change in Unrealized
                                 Appreciation/Depreciation on
Equity contracts:                Financial futures contracts            $174,201
--------------------------------------------------------------------------------

For the year ended December 31, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

FINANCIAL FUTURES CONTRACTS:

Average number of contracts purchased                                        104
--------------------------------------------------------------------------------
Average notional value of contracts purchased                         $9,400,755
--------------------------------------------------------------------------------

================================================================================

88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. ("PNC") is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. ("BlackRock").

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series' average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series' investment in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Statement of Operations. For the year ended December 31, 2012, the amount waived was $6,612.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2012, the Series reimbursed the Manager $4,997 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series'

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  89

================================================================================

business, in order to limit expenses to 0.12% of the Series' average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to April 30, 2013 unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived or reimbursed are included in fees waived by Manager in the Statement of Operations. For the year ended December 31, 2012, the amount included in fees waived by Manager was $17,025.

The Master LLC, on behalf of the Series received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Series benefits from a borrower default indemnity provided by BlackRock, Inc. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Series is shown as securities lending -- affiliated -- net in the Statement of Operations. For the year ended December 31, 2012, BIM received $197,081 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

================================================================================

90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(4) INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2012, were $48,206,783 and $158,989,643, respectively.

(5) BORROWINGS

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement had the following terms: a commitment fee of 0.065% per annum based on the Series' pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate ("LIBOR") plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The credit agreement, which expired in November 2012, was renewed with the same terms until November 2013. Effective November 2012 to November 2013, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Series' pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2012. The Series did not borrow under the credit agreement during the year ended December 31, 2012.

(6) CONCENTRATION, MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  91

================================================================================

the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2012, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

(7) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

================================================================================

92  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS(1)

Ronald W. Forbes        Co-Chairman of  Since 2007        Professor Emeritus       33 RICs           None
55 East 52nd Street     the Board and                     of Finance, School       consisting of
New York, NY 10055      Director                          of Business, State       106 Portfolios
1940                                                      University of New
                                                          York at Albany
                                                          since 2000.

Rodney D. Johnson       Co-Chairman of  Since 2007        President, Fairmount     33 RICs           None
55 East 52nd Street     the Board and                     Capital Advisors, Inc.   consisting of
New York, NY 10055      Director                          since 1987; Member       106 Portfolios
1941                                                      of the Archdiocesan
                                                          Investment Committee
                                                          of the Archdiocese of
                                                          Philadelphia since
                                                          2004; Director,
                                                          The Committee of
                                                          Seventy (civic) since
                                                          2006; Director, Fox
                                                          Chase Cancer Center
                                                          from 2004 to 2011.

David O. Beim           Director        Since 2007        Professor of             33 RICs           None
55 East 52nd Street                                       Professional Practice    consisting of
New York, NY 10055                                        at the Columbia          106 Portfolios
1940                                                      University Graduate
                                                          School of Business
                                                          since 1991; Trustee,
                                                          Phillips Exeter Academy
                                                          since 2002; Chairman,
                                                          Wave Hill, Inc. (public
                                                          garden and cultural
                                                          center) from
                                                          1990 to 2006.

================================================================================

                                      OFFICERS' AND DIRECTORS' INFORMATION |  93

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Dr. Matina S. Horner    Director        Since 2007        Executive Vice           33 RICs           NSTAR (electric
55 East 52nd Street                                       President of Teachers    consisting of     and gas utility)
New York, NY 10055                                        Insurance and Annuity    106 Portfolios
1939                                                      Association and
                                                          College Retirement
                                                          Equities Fund from
                                                          1989 to 2003.

Herbert I. London       Director        Since 2007        Professor Emeritus,      33 RICs           AIMS Worldwide,
55 East 52nd Street                                       New York University      consisting of     Inc. (marketing)
New York, NY 10055                                        since 2005; John M.      106 Portfolios
1939                                                      Olin Professor of
                                                          Humanities, New York
                                                          University from 1993 to
                                                          2005 and Professor
                                                          thereof from 1980 to
                                                          2005; President
                                                          Emeritus, Hudson
                                                          Institute (policy research
                                                          organization) since
                                                          2011, President thereof
                                                          from 1997 to 2011 and
                                                          Trustee thereof
                                                          since 1980; Chairman
                                                          of the Board of
                                                          Trustees for Grantham
                                                          University since 2006;
                                                          Director, InnoCentive, Inc.
                                                          (strategic solutions
                                                          company) since 2005;
                                                          Director, Cerego, LLC
                                                          (software development
                                                          and design) since 2005;
                                                          Director, Cybersettle
                                                          (dispute resolution
                                                          technology) since 2009.


================================================================================

94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Ian A. MacKinnon        Director        Since 2012        Director, Kennett        33 RICs           None
55 East 52nd Street                                       Capital, Inc.            consisting of
New York, NY 10055                                        (investments)            106 Portfolios
1948                                                      since 2006; Director,
                                                          Free Library of
                                                          Philadelphia from
                                                          1999 to 2008.

Cynthia A.              Director        Since 2007        Professor, Harvard       33 RICs           Newell
Montgomery                                                Business School since    consisting of     Rubbermaid, Inc.
55 East 52nd Street                                       1989; Director, McLean   106 Portfolios    (manufacturing)
New York, NY 10055                                        Hospital since 2005;
1952                                                      Director, Harvard
                                                          Business School
                                                          Publishing from
                                                          2005 to 2010.

Joseph P. Platt         Director        Since 2007        Director, The West       33 RICs           Greenlight
55 East 52nd Street                                       Penn Allegheny Health    consisting of     Capital Re, Ltd.
New York, NY 10055                                        System (a not-for-profit 106 Portfolios    (reinsurance
1947                                                      health system) since                       company)
                                                          2008; Director, Jones
                                                          and Brown (Canadian
                                                          insurance broker) since
                                                          1998; General Partner,
                                                          Thorn Partners, LP
                                                          (private investment)
                                                          since 1998; Director,
                                                          WQED Multi-Media
                                                          (public broadcasting
                                                          not-for-profit) since 2001;
                                                          Partner, Amarna
                                                          Corporation, LLC (private
                                                          investment company)
                                                          from 2002 to 2008.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  95

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.     Director        Since 2007        Partner, Lewis, Eckert,  33 RICs           None
55 East 52nd Street                                       Robb and Company         consisting of
New York, NY 10055                                        (management and          106 Portfolios
1945                                                      financial consulting
                                                          firm) since 1981.

Toby Rosenblatt         Director        Since 2007        President, Founders      33 RICs           None
55 East 52nd Street                                       Investments Ltd.         consisting of
New York, NY 10055                                        (private investments)    106 Portfolios
1938                                                      since 1999; Director,
                                                          Forward Management,
                                                          LLC since 2007;
                                                          Director, College
                                                          Access Foundation of
                                                          California (philanthropic
                                                          foundation) since 2009;
                                                          Director, A.P. Pharma,
                                                          Inc. (specialty
                                                          pharmaceuticals)
                                                          from 1983 to 2011;
                                                          Director, The James
                                                          Irvine Foundation
                                                          (philanthropic
                                                          foundation) from
                                                          1998 to 2008.

================================================================================

96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish        Director        Since 2007        Managing Partner,        33 RICs           None
55 East 52nd Street                                       Urish Popeck & Co.,      consisting of
New York, NY 10055                                        LLC (certified public    106 Portfolios
1951                                                      accountants and
                                                          consultants) since 1976;
                                                          Chairman Elect of the
                                                          Professional Ethics
                                                          Committee of the
                                                          Pennsylvania Institute
                                                          of Certified Public
                                                          Accountants and
                                                          Committee Member
                                                          thereof since 2007;
                                                          Member of External
                                                          Advisory Board, The
                                                          Pennsylvania State
                                                          University Accounting
                                                          Department since 2001;
                                                          Trustee, The Holy
                                                          Family Institute
                                                          from 2001 to 2010;
                                                          President and Trustee,
                                                          Pittsburgh Catholic
                                                          Publishing Associates
                                                          from 2003 to 2008;
                                                          Director, Inter-Tel
                                                          from 2006 to 2007.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  97

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Frederick W. Winter     Director        Since 2007        Professor and Dean       33 RICs           None
55 East 52nd Street                                       Emeritus of the Joseph   consisting of
New York, NY 10055                                        M. Katz School of        106 Portfolios
1945                                                      Business, University of
                                                          Pittsburgh since 2005
                                                          and Dean thereof from
                                                          1997 to 2005; Director,
                                                          Alkon Corporation
                                                          (pneumatics) since
                                                          1992; Director,
                                                          Tippman Sports
                                                          (recreation) since 2005;
                                                          Director, Indotronix
                                                          International (IT
                                                          services) from
                                                          2004 to 2008.

(1) Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

(2) Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC's board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

================================================================================

98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)          PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST         ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS             OVERSEEN      DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(3)

Paul L. Audet           Director        Since 2011       Senior Managing          155 RICs            None
55 East 52nd Street                                      Director, BlackRock,     consisting of
New York, NY 10055                                       and Head of U.S.         278 Portfolios
1953                                                     Mutual Funds
                                                         since 2011; Chair
                                                         of the U.S. Mutual
                                                         Funds Committee
                                                         reporting to the
                                                         Global Executive
                                                         Committee since
                                                         2011; Head of
                                                         BlackRock's Real
                                                         Estate business
                                                         from 2008 to 2011;
                                                         Member of BlackRock's
                                                         Global Operating and
                                                         Corporate Risk
                                                         Management Committees
                                                         and of the BlackRock
                                                         Alternative Investors
                                                         Executive Committee
                                                         and Investment
                                                         Committee for the Private
                                                         Equity Fund of Funds
                                                         business since 2008;
                                                         Head of BlackRock's Global
                                                         Cash Management business
                                                         from 2005 to 2010; Acting
                                                         Chief Financial Officer
                                                         of BlackRock from 2007
                                                         to 2008; Chief Financial
                                                         Officer of BlackRock
                                                         from 1998 to 2005.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  99

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)          PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST         ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS             OVERSEEN      DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Henry Gabbay            Director        Since 2007       Consultant, BlackRock,   155 RICs            None
55 East 52nd Street                                      from 2007 to 2008;       consisting of
New York, NY 10055                                       Managing Director,       278 Portfolios
1947                                                     BlackRock, from
                                                         1989 to 2007;
                                                         Chief Administrative
                                                         Officer, BlackRock
                                                         Advisors, LLC from
                                                         1998 to 2007; President
                                                         of BlackRock Funds
                                                         and BlackRock
                                                         Bond Allocation
                                                         Target Shares
                                                         from 2005 to 2007
                                                         and Treasurer
                                                         of certain closed-
                                                         end funds in the
                                                         BlackRock fund
                                                         complex from
                                                         1989 to 2006.

(3) Mr. Audet is an "interested person", as defined in the 1940 Act, of the Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an "interested person" of the Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

================================================================================

100  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                        POSITION(S)
NAME, ADDRESS AND      HELD WITH THE       LENGTH OF                         PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH           MASTER LLC        TIME SERVED                        DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
MASTER LLC OFFICERS(1)

John M. Perlowski      President and      Since 2010       Managing Director of BlackRock since 2009;
55 East 52nd Street    Chief Executive                     Global Head of BlackRock Fund Administration since 2009;
New York, NY 10055     Officer                             Managing Director and Chief Operating Officer of the
1964                                                       Global Product Group at Goldman Sachs Asset Management,
                                                           L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual
                                                           Funds from 2003 to 2009 and Senior Vice President thereof
                                                           from 2007 to 2009; Director of Goldman Sachs Offshore
                                                           Funds from 2002 to 2009; Director of Family Resource
                                                           Network (charitable foundation) since 2009.

Brendan Kyne           Vice President     Since 2009       Managing Director of BlackRock since 2010; Director
55 East 52nd Street                                        of BlackRock from 2008 to 2009; Head of Product
New York, NY 10055                                         Development and Management for BlackRock's U.S. Retail
1977                                                       Group since 2009 and Co-head thereof from 2007 to 2009;
                                                           Vice President of BlackRock from 2005 to 2008.

Neal Andrews           Chief              Since 2007       Managing Director of BlackRock since 2006; Senior Vice
55 East 52nd Street    Financial                           President and Line of Business Head of Fund Accounting
New York, NY 10055     Officer                             and Administration at PNC Global Investment Servicing
1966                                                       (U.S.) Inc. from 1992 to 2006.

Jay Fife               Treasurer          Since 2007       Managing Director of BlackRock since 2007; Director of
55 East 52nd Street                                        BlackRock in 2006; Assistant Treasurer of the MLIM and
New York, NY 10055                                         Fund Asset Management, L.P. advised funds from 2005 to
1970                                                       2006; Director of MLIM Fund Services Group from 2001 to
                                                           2006.

Brian Kindelan         Chief              Since 2007       Chief Compliance Officer of the BlackRock-advised funds
55 East 52nd Street    Compliance                          since 2007; Managing Director and Senior Counsel of
New York, NY 10055     Officer and                         BlackRock since 2005.
1959                   Anti-Money
                       Laundering
                       Officer

Benjamin Archibald     Secretary          Since 2012       Director of BlackRock since 2010; Assistant Secretary
55 East 52nd Street                                        to the funds from 2010 to 2012; General Counsel and
New York, NY 10055                                         Chief Operating Officer of Uhuru Capital Management
1975                                                       from 2009 to 2010; Executive Director and Counsel of
                                                           Goldman Sachs Asset Management from 2005 to 2009.

(1) Officers of the Master LLC serve at the pleasure of the Board.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  101

================================================================================

ADDITIONAL INFORMATION

INVESTMENT ADVISOR
BlackRock Advisors, LLC
Wilmington, DE 19809

SUB-ADVISOR
BlackRock Investment Management, LLC
Princeton, NJ 08540

CUSTODIAN
JPMorgan Chase Bank
Brooklyn, NY 11245

ACCOUNTING AGENT
State Street Bank and Trust Company
Boston, MA 02110

LEGAL COUNSEL
Sidley Austin LLP
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Boston, MA 02116

ADDRESS OF THE SERIES
100 Bellevue Parkway
Wilmington, DE 19809

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on how to access documents on the SEC's website without charge may be obtained by calling (800) SEC-0330. The Series' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov.

AVAILABILITY OF PROXY VOTING RECORD

Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC's website at http://www.sec.gov.

================================================================================

102  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                            J.P. Morgan Chase Bank
                                     3 Chase Metrotech
                                     Brooklyn, New York 11245
--------------------------------------------------------------------------------
ACCOUNTING AGENT                     State Street Bank and Trust Company
                                     100 Summer Street
                                     Boston, Massachusetts 02110
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT usaa.com                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

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                                                            --------------

>> SAVE PAPER AND FUND COSTS
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ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 12 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2012 and 2011 were $360,045 and $348,949, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2012 and 2011 were $65,860 and $64,378, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2012 and 2011 were $387,250 and $378,534, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     02/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/27/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2013
         ------------------------------
*Print the name and title of each signing officer under his or her signature.